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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 0.5%
FINANCIALS 0.5%
Insurance 0.5%
Hartford Financial Services Group, Inc.	140,000	$2,354,800
TOTAL FINANCIALS		2,354,800
Total Common Stocks (Cost: $2,503,828)		$2,354,800

Convertible Preferred Stocks 20.4%
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.4%
General Motors Co., 4.750% (a)	200,000	7,362,500
TOTAL CONSUMER DISCRETIONARY		7,362,500
CONSUMER STAPLES 1.6%
Food Products 1.6%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000% (b)	300,000	2,681,250
Bunge Ltd., 4.875%	61,900	5,677,004
Total		8,358,254
TOTAL CONSUMER STAPLES		8,358,254
ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Apache Corp., 6.000% (a)	74,000	3,547,375
Chesapeake Energy Corp., 5.000%	73,100	5,007,350
Chesapeake Energy Corp., 5.750% (b)	5,500	4,551,250
Energy XXI Bermuda Ltd., 5.625%	7,600	2,567,151
Whiting Petroleum Corp., 6.250%	10,500	2,145,937
Total		17,819,063
TOTAL ENERGY		17,819,063
FINANCIALS 9.5%
Capital Markets 0.2%
UBS AG, 6.750% (a)	80,000	1,192,496
Commercial Banks 1.1%
Fifth Third Bancorp, 8.500%	40,350	5,492,644
Diversified Financial Services 4.5%
AMG Capital Trust II, 5.150%	95,000	3,972,187
Bank of America Corp., 7.250%	10,500	9,778,125

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Citigroup, Inc., 7.500%	105,000	$8,858,850
Total		22,609,162
Insurance 1.0%
MetLife, Inc., 5.000%	83,000	4,877,072
Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc., 7.000%	210,000	5,376,000
Health Care REIT, Inc., 6.500% (a)	159,000	8,526,375
Total		13,902,375
TOTAL FINANCIALS		48,073,749
INDUSTRIALS 1.8%
Professional Services 1.0%
Nielsen Holdings NV, 6.250%	90,000	4,857,300
Road & Rail 0.8%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (b)	420,000	4,242,000
TOTAL INDUSTRIALS		9,099,300
INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
Unisys Corp., 6.250% (a)	46,000	2,335,880
TOTAL INFORMATION TECHNOLOGY		2,335,880
UTILITIES 2.1%
Electric Utilities 2.1%
NextEra Energy, Inc. (c)	110,000	5,427,400
PPL Corp., 8.750%	100,000	5,235,000
Total		10,662,400
TOTAL UTILITIES		10,662,400
Total Convertible Preferred Stocks (Cost: $116,635,576)		$103,711,146

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 76.8%
Airlines 2.2%
Air Lease Corp. Senior Unsecured (b)
12/01/18	3.875%	$4,000,000	$4,047,720
Continental Airlines, Inc. Senior Unsecured (a)
01/15/15	4.500%	2,450,000	3,644,375
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	1,620,000	2,073,600
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	455,000	1,354,763
Total			11,120,458
Automotive 2.7%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	2,750,000	4,004,550
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	6,500,000	6,321,250
TRW Automotive, Inc.
12/01/15	3.500%	2,400,000	3,634,128
Total			13,959,928
Brokerage 0.8%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	4,420,000	4,220,711
Building Materials 1.2%
Cemex SAB de CV
Subordinated Notes
03/15/16	3.250%	3,270,000	2,329,875
03/15/18	3.750%	1,500,000	1,070,625
MasTec, Inc.
06/15/14	4.000%	2,306,000	2,899,795
Total			6,300,295
Chemicals 0.1%
ShengdaTech, Inc. Senior Notes (b)(d)(e)(f)
12/15/15	6.500%	2,430,000	362,131
Consumer Cyclical Services 1.8%
Avis Budget Group, Inc. Senior Notes
10/01/14	3.500%	5,300,000	6,353,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services (continued)
Coinstar, Inc. Senior Unsecured
09/01/14	4.000%	$1,760,000	$2,897,400
Total			9,250,775
Diversified Manufacturing 1.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	6,420,000	5,778,000
Entertainment 0.7%
Take-Two Interactive Software, Inc. Senior Unsecured (b)
12/01/16	1.750%	3,940,000	3,667,588
Environmental 0.7%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	3,050,000	3,404,563
Gaming 2.0%
MGM Resorts International
04/15/15	4.250%	10,150,000	10,035,812
Health Care 10.2%
Alere, Inc. Senior Subordinated Notes (a)
05/15/16	3.000%	3,095,000	2,770,025
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	9,000,000	11,542,140
HeartWare International, Inc. Senior Unsecured (a)
12/15/17	3.500%	2,650,000	3,034,250
Hologic, Inc. Senior Unsecured (g)
03/01/42	2.000%	4,000,000	3,621,868
Insulet Corp. Senior Unsecured
06/15/16	3.750%	4,220,000	4,376,351
Integra LifeSciences Holdings Corp. (a)(b)
12/15/16	1.625%	3,180,000	3,019,314
Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	2,700,000	3,037,500

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	$6,680,000	$5,941,860
Omnicare, Inc. (a)
12/15/25	3.750%	1,950,000	2,578,875
04/01/42	3.750%	4,080,000	3,804,498
Volcano Corp. Senior Unsecured
09/01/15	2.875%	2,620,000	3,143,974
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	5,790,000	4,921,500
Total			51,792,155
Home Construction 1.8%
Lennar Corp. (b)
11/15/21	3.250%	6,500,000	8,929,375
Independent Energy 2.4%
Chesapeake Energy Corp.
11/15/35	2.750%	2,720,000	2,403,800
Endeavour International Corp. (b)
07/15/16	5.500%	3,450,000	2,984,250
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	2,950,000	2,792,175
Stone Energy Corp. (b)
03/01/17	1.750%	4,200,000	3,811,500
Total			11,991,725
Lodging 0.5%
Home Inns & Hotels Management, Inc.
Senior Unsecured
12/15/15	2.000%	400,000	275,500
Home Inns & Hotels Management, Inc. (b)
Senior Unsecured
12/15/15	2.000%	3,020,000	2,080,025
Total			2,355,525
Media Non-Cable 1.1%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	6,500,000	5,671,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 3.1%
Horsehead Holding Corp. Senior Notes (a)(b)
07/01/17	3.800%	$2,670,000	$2,597,776
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	3,500,000	1,750,000
James River Coal Co. Senior Unsecured (a)
12/01/15	4.500%	5,890,000	2,114,734
Molycorp, Inc. Senior Unsecured (b)
06/15/16	3.250%	5,730,000	4,667,085
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	4,700,000	4,735,250
Total			15,864,845
Non-Captive Consumer 1.3%
DFC Global Corp. Senior Unsecured (b)
04/15/17	3.250%	6,514,000	6,635,747
Oil Field Services 1.1%
Hornbeck Offshore Services, Inc. (b)(g)
11/15/26	1.625%	710,000	714,899
Hornbeck Offshore Services, Inc. (g)
11/15/26	1.625%	4,620,000	4,651,878
Total			5,366,777
Other Financial Institutions 1.1%
Ares Capital Corp. Senior Unsecured (b)
03/15/17	4.875%	5,700,000	5,410,013
Other Industry 1.8%
Altra Holdings, Inc. (b)
03/01/31	2.750%	3,390,000	3,155,242
General Cable Corp. Subordinated Notes (g)
11/15/29	4.500%	3,000,000	3,123,750
WESCO International, Inc.
09/15/29	6.000%	1,200,000	2,661,000
Total			8,939,992

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 9.1%
Akorn, Inc. Senior Notes (b)
06/01/16	3.500%	$1,665,000	$2,822,175
Corsicanto Ltd. (b)
01/15/32	3.500%	2,260,000	3,497,350
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	15,520,000	10,807,600
Endo Health Solutions, Inc. Senior Subordinated Notes
04/15/15	1.750%	3,000,000	3,727,500
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	4,967,000	3,905,304
Medicis Pharmaceutical Corp. Senior Unsecured
06/01/17	1.375%	2,850,000	2,874,938
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	4,000,000	4,580,000
Mylan, Inc.
09/15/15	3.750%	1,520,000	2,652,400
Regeneron Pharmaceuticals, Inc. Senior Unsecured (b)
10/01/16	1.875%	1,715,000	2,945,512
Salix Pharmaceuticals Ltd. Senior Notes (b)
03/15/19	1.500%	5,700,000	5,912,040
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	2,000,000	2,670,000
Total			46,394,819
Railroads 0.7%
Greenbrier Companies, Inc. Senior Unsecured (b)
04/01/18	3.500%	4,500,000	3,719,925
REITs 3.5%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	4,500,000	5,011,875
Digital Realty Trust LP (b)
04/15/29	5.500%	1,550,000	2,696,031
Forest City Enterprises, Inc. Senior Unsecured (b)
08/15/18	4.250%	5,190,000	4,961,640

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
REITs (continued)
SL Green Operating Partnership LP (a)(b)
10/15/17	3.000%	$4,800,000	$5,292,000
Total			17,961,546
Retailers 2.0%
priceline.com, Inc. Senior Unsecured (b)
03/15/18	1.000%	9,900,000	10,195,812
Technology 17.3%
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	2,300,000	2,354,625
Concur Technologies, Inc. Senior Unsecured (a)(b)
04/15/15	2.500%	2,000,000	2,652,500
DST Systems, Inc. Senior Unsecured (g)
08/15/23	0.000%	3,200,000	3,820,000
DealerTrack Holdings, Inc. (b)
03/15/17	1.500%	2,500,000	2,534,375
EMC Corp. Senior Unsecured
12/01/13	1.750%	7,400,000	11,322,000
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	3,600,000	5,602,500
Intel Corp.
08/01/39	3.250%	8,500,000	11,156,250
Ixia Senior Notes
12/15/15	3.000%	4,000,000	3,950,000
Mentor Graphics Corp. (a)
04/01/31	4.000%	8,000,000	8,360,000
Micron Technology, Inc. Senior Unsecured (b)
05/01/32	3.125%	6,750,000	5,920,229
Novellus Systems, Inc. Senior Unsecured
05/15/41	2.625%	3,000,000	3,649,200
Nuance Communications, Inc. Senior Unsecured (a)(b)
11/01/31	2.750%	5,340,000	5,559,314
ON Semiconductor Corp. (a)
12/15/26	2.625%	3,580,000	3,736,625
Powerwave Technologies, Inc. Subordinated Notes (a)
10/01/27	3.875%	1,900,000	356,250

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Salesforce.com, Inc. Senior Unsecured (a)
01/15/15	0.750%	$2,000,000	$3,410,000
TIBCO Software, Inc. Senior Unsecured (b)
05/01/32	2.250%	5,300,000	5,030,336
TiVo Inc. Senior Unsecured (b)
03/15/16	4.000%	3,900,000	4,255,875
TTM Technologies, Inc. Senior Unsecured
05/15/15	3.250%	4,000,000	4,035,000
Total			87,705,079
Textile 0.8%
Iconix Brand Group, Inc. Senior Subordinated Notes (b)
06/01/16	2.500%	4,500,000	4,237,650
Tobacco 0.7%
Vector Group Ltd. Senior Unsecured (g)
06/15/26	3.875%	3,153,000	3,365,828
Transportation Services 1.5%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	7,000,000	4,777,500
Wabash National Corp. Senior Unsecured (a)
05/01/18	3.375%	2,700,000	2,618,420
Total			7,395,920
Wireless 1.6%
InterDigital, Inc. Senior Unsecured
03/15/16	2.500%	5,330,000	5,119,859
Leap Wireless International, Inc. Senior Unsecured (a)
07/15/14	4.500%	2,970,000	2,802,938
Total			7,922,797
Wirelines 1.9%
Ciena Corp. Senior Unsecured (b)
10/15/18	3.750%	5,000,000	5,048,450

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Wirelines (continued)
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	$4,300,000	$4,619,275
Total			9,667,725
Total Convertible Bonds (Cost: $396,128,166)			$389,624,766

		Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.161% (h)(i)		8,155,977	$8,155,977
Total Money Market Funds (Cost: $8,155,977)			$8,155,977

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.4%
Repurchase Agreements 6.4%
Deutsche Bank AG dated 05/29/12, matures 06/05/12, repurchase price $5,000,125 (j)
	0.180%	5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $12,000,083 (j)
	0.250%	12,000,000	12,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,033 (j)
	0.240%	5,000,000	5,000,000
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $3,000,028 (j)
	0.340%	3,000,000	3,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $7,250,716 (j)
	0.210%	7,250,674	7,250,674
Total			32,250,674
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,250,674)			$32,250,674

Total Investments
(Cost: $555,674,221) (k)	$536,097,363(l)
Other Assets & Liabilities, Net	(28,921,591)
Net Assets	$507,175,772

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $140,838,379 or 27.77% of net assets.

(c)	Non-income producing.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $362,131, representing 0.07% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/15	12-10-10-12-21-10	$2,434,408

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $362,131, which represents 0.07% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(i)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$368,531	$55,636,368	$(47,848,922)	$—	$8,155,977	$3,626	$8,155,977

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.180%)

Security Description	Value
Fannie Mae REMICS	$827,388
Government National Mortgage Association	4,274,523
Total Market Value of Collateral Securities	$5,101,911

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$364,426
Fannie Mae Pool	28,159
Fannie Mae REMICS	6,168,457
Fannie Mae Whole Loan	425,432
FHLMC Structured Pass Through Securities	194,286
Freddie Mac Non Gold Pool	851,085
Freddie Mac REMICS	808,995
Ginnie Mae II Pool	3,399,160
Total Market Value of Collateral Securities	$12,240,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$422,249
Fannie Mae REMICS	1,360,147
Fannie Mae-Aces	16,500
Freddie Mac Gold Pool	573,291
Freddie Mac REMICS	1,120,066
Government National Mortgage Association	1,115,994
United States Treasury Note/Bond	491,787
Total Market Value of Collateral Securities	$5,100,034

Pershing LLC (0.340%)

Security Description	Value
Fannie Mae REMICS	$859,426
Fannie Mae-Aces	83,994
Freddie Mac Reference REMIC	203,002
Freddie Mac REMICS	663,042
Government National Mortgage Association	1,108,028
United States Treasury Note/Bond	142,509
Total Market Value of Collateral Securities	$3,060,001

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$4,529,876
Ginnie Mae II Pool	2,865,811
Total Market Value of Collateral Securities	$7,395,687

(k)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $555,674,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,003,000
Unrealized Depreciation	(43,580,000)
Net Unrealized Depreciation	$(19,577,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Financials	$2,354,800	$—	$—	$2,354,800
Convertible Preferred Stocks
Consumer Discretionary	7,362,500	—	—	7,362,500
Consumer Staples	8,358,254	—	—	8,358,254
Energy	17,819,063	—	—	17,819,063
Financials	44,101,562	3,972,187	—	48,073,749
Industrials	9,099,300	—	—	9,099,300
Information Technology	2,335,880	—	—	2,335,880
Utilities	10,662,400	—	—	10,662,400
Total Equity Securities	102,093,759	3,972,187	—	106,065,946

Bonds
Convertible Bonds
Chemicals	—	—	362,131	362,131
All Other Industries	—	389,262,635	—	389,262,635
Total Bonds	—	389,262,635	362,131	389,624,766

Other
Money Market Funds	8,155,977	—	—	8,155,977
Investments of Cash Collateral Received for Securities on Loan	—	32,250,674	—	32,250,674
Total Other	8,155,977	32,250,674	—	40,406,651
Total	$110,249,736	$425,485,496	$362,131	$536,097,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable markets inputs as of period end, May 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$100,354,741	$—	$—	$100,354,741

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible
Bonds
Balance as of February 29, 2012	$362,131
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2012	$362,131

**Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $—.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respected company, market multiplies derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia International Value Fund

May 31, 2012 (Unaudited)

Investment Company — 100.2%

Value

Investment in Columbia Funds
Master Investment Trust LLC,
Columbia International Value
Master Portfolio (a)	$987,001,800
Total Investments	$987,001,800
Other Assets & Liabilities, Net	(2,171,794)
Net Assets	$984,830,006

Notes to Portfolio of Investments:

(a) The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio).  At May 31, 2012, Columbia International Value Fund owned 92.4% of the Master Portfolio.

Portfolio of Investments

Columbia International Value Master Portfolio

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
BRAZIL 5.7%
Banco Santander Brasil SA, ADR	1,038,900	$8,259,255
Centrais Eletricas Brasileiras SA, ADR (a)	1,727,040	11,329,382
Oi SA (Ordinary), ADR (a)	329,834	1,560,115
Oi SA (Preference), ADR (a)	796,243	9,586,769
Petroleo Brasileiro SA, ADR (a)	879,743	16,627,143
Telefonica Brasil SA, ADR (a)	353,756	8,355,717
Tim Participacoes SA, ADR (a)	214,753	5,250,711
Total		60,969,092
FRANCE 13.9%
Carrefour SA	1,002,860	17,292,315
France Telecom SA (a)	1,838,170	23,092,645
GDF Suez (a)	1,349,349	26,653,820
Natixis (a)	2,404,246	5,621,662
Renault SA	125,200	5,245,732
Sanofi (a)	373,086	25,372,656
STMicroelectronics NV	2,682,400	13,661,854
Total SA	739,781	31,800,921
Total		148,741,605
GERMANY 2.6%
Deutsche Bank AG, Registered Shares (a)	160,195	5,761,191
Deutsche Telekom AG, Registered Shares	2,207,800	21,768,588
Total		27,529,779
IRELAND 2.0%
CRH PLC	1,244,876	21,162,192
ITALY 6.9%
ENI SpA (a)	1,834,487	35,386,168
Intesa Sanpaolo SpA (b)	10,191,238	12,639,275
Italcementi SpA, Savings Shares (a)	890,500	1,926,932
Telecom Italia SpA (a)	1,120,510	924,829
Telecom Italia SpA, Savings Shares (a)	32,972,210	22,545,895
Total		73,423,099
JAPAN 27.0%
Astellas Pharma, Inc.	475,000	18,653,020
Canon, Inc. (a)	321,200	12,816,360
Dai Nippon Printing Co., Ltd. (a)	1,240,000	9,361,979
Daiichi Sankyo Co., Ltd.	852,600	13,712,566
FUJIFILM Holdings Corp.	890,505	16,641,324
Japan Tobacco, Inc.	2,578	14,344,726
Mitsubishi UFJ Financial Group, Inc. (a)	3,437,231	14,834,311

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
MS&AD Insurance Group Holdings, Inc.	864,200	$13,230,356
Nippon Telegraph & Telephone Corp.	681,700	29,350,406
NKSJ Holdings, Inc.	597,250	10,948,112
Ono Pharmaceutical Co., Ltd.	262,800	14,828,606
Rohm Co., Ltd.	191,400	6,922,220
Seven & I Holdings Co., Ltd.	482,100	14,495,869
Sony Corp.	609,900	8,081,510
Sumitomo Mitsui Financial Group, Inc.	441,442	12,862,104
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	3,612,842
Taisho Pharmaceutical Holdings Co., Ltd. (a)	100,999	7,536,219
Takeda Pharmaceutical Co., Ltd.	499,800	20,888,948
TDK Corp.	185,000	7,967,338
Tokio Marine Holdings, Inc.	714,900	15,521,257
Toyota Motor Corp.	575,000	22,097,134
Total		288,707,207
MEXICO 2.6%
America Movil SAB de CV, Class L, ADR (a)	823,600	19,404,016
Cemex SAB de CV, ADR (b)	1,469,095	8,138,786
Total		27,542,802
NETHERLANDS 6.3%
Aegon NV	3,899,357	16,422,223
Akzo Nobel NV	195,454	8,927,621
Koninklijke Ahold NV	1,736,532	20,400,763
Unilever NV-CVA	678,849	21,358,460
Total		67,109,067
PORTUGAL 0.8%
Portugal Telecom SGPS SA, Registered Shares (a)	2,106,976	7,956,515
RUSSIAN FEDERATION 1.5%
Lukoil OAO, ADR (b)	297,500	15,548,837
SOUTH KOREA 3.2%
Korea Electric Power Corp., ADR (b)	1,019,450	9,582,830
POSCO	48,251	14,724,934
SK Telecom Co., Ltd.	99,077	10,072,650
Total		34,380,414
SPAIN 0.7%
Telefonica SA	18,353	202,803

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Telefonica SA	697,443	$7,707,167
Total		7,909,970
SWEDEN 0.9%
Telefonaktiebolaget LM Ericsson, Class B	1,137,168	9,658,375
SWITZERLAND 5.7%
Swiss Re AG	402,700	23,216,348
Swisscom AG	28,830	10,471,225
TE Connectivity Ltd.	482,043	15,145,791
UBS AG, Registered Shares (b)	1,110,530	12,518,972
Total		61,352,336
UNITED KINGDOM 17.3%
AstraZeneca PLC	579,085	23,365,280
Barclays PLC	4,818,407	13,092,266
BP PLC	3,722,800	22,657,703
GlaxoSmithKline PLC	1,015,148	22,498,175
HSBC Holdings PLC	1,411,239	11,081,634
ITV PLC	10,528,676	11,829,335
J Sainsbury PLC	3,969,329	17,624,605
Kingfisher PLC	3,438,800	14,945,659
Marks & Spencer Group PLC	3,554,280	18,153,618
Vodafone Group PLC	5,523,790	14,727,950
Wm Morrison Supermarkets PLC	3,598,665	15,318,778
Total		185,295,003
Total Common Stocks (Cost: $1,431,419,851)		$1,037,286,293

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	6,580,961	6,580,961
Total Money Market Funds (Cost: $6,580,961)		$6,580,961

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.6%
Asset-Backed Commercial Paper 0.5%
Kells Funding LLC
06/04/12	0.501%	$2,996,042	$2,996,042

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Rheingold Securitization
06/25/12	0.550%	$1,999,175	$1,999,175
Total			4,995,217
Certificates of Deposit 3.2%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,512	4,994,512
Hong Kong Shanghai Bank Corp., Ltd.
06/25/12	0.240%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
06/11/12	0.220%	4,000,000	4,000,000
Natixis
06/05/12	0.250%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			33,989,406
Repurchase Agreements 4.9%
BNP Paribas Securities Corp. dated 05/31/12, matures 06/01/12, repurchase price $14,583,083 (e)
	0.210%	14,582,998	14,582,998
Goldman Sachs & Co. dated 05/31/12, matures 06/05/12, repurchase price $10,000,264 (e)
	0.190%	10,000,000	10,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $23,000,147 (e)
	0.230%	23,000,000	23,000,000
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $5,000,047 (e)
	0.340%	5,000,000	5,000,000
Total			52,582,998
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $91,567,621)			$91,567,621

Total Investments
(Cost: $1,529,568,433) (f)	$1,135,434,875(g)
Other Assets & Liabilities, Net	(66,819,176)
Net Assets	$1,068,615,699

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$47,968,082	$52,579,752	$(93,966,873)	$—	$6,580,961	$5,682	$6,580,961

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.210%)

Security Description	Value

Ginnie Mae I Pool	$13,265,842
Ginnie Mae II Pool	1,608,816
Total Market Value of Collateral Securities	$14,874,658

Goldman Sachs & Co. (0.190%)

Security Description	Value

Fannie Mae Pool	$6,702,191
Freddie Mac Gold Pool	3,401,254
Freddie Mac Non Gold Pool	96,555
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.230%)

Security Description	Value

Fannie Mae Pool	$10,021,547
Freddie Mac Gold Pool	5,210,163
Ginnie Mae II Pool	8,228,290
Total Market Value of Collateral Securities	$23,460,000

Pershing LLC (0.340%)

Security Description	Value

Fannie Mae REMICS	$1,432,376
Fannie Mae-Aces	139,990
Freddie Mac Reference REMIC	338,336
Freddie Mac REMICS	1,105,071
Government National Mortgage Association	1,846,712
United States Treasury Note/Bond	237,516
Total Market Value of Collateral Securities	$5,100,001

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,529,568,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,173,000
Unrealized Depreciation	(457,306,000)
Net Unrealized Depreciation	$(394,133,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$80,352,988	$—	$80,352,988
Consumer Staples	—	120,835,516	—	120,835,516
Energy	32,175,980	89,844,792	—	122,020,772
Financials	8,259,255	171,362,553	—	179,621,808
Health Care	—	146,855,470	—	146,855,470
Industrials	—	9,361,979	—	9,361,979
Information Technology	15,145,791	67,667,471	—	82,813,262
Materials	8,138,786	46,741,679	—	54,880,465
Telecommunication Services	44,157,328	148,820,673	—	192,978,001
Utilities	20,912,212	26,653,820	—	47,566,032
Total Equity Securities	128,789,352	908,496,941	—	1,037,286,293

Other
Money Market Funds	6,580,961	—	—	6,580,961
Investments of Cash Collateral Received for Securities on Loan	—	91,567,621	—	91,567,621
Total Other	6,580,961	91,567,621	—	98,148,582
Total	$135,370,313	$1,000,064,562	$—	$1,135,434,875

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Core Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%
CONSUMER DISCRETIONARY 8.3%
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	143,190	$6,612,514
Internet & Catalog Retail 1.2%
Liberty Interactive Corp., Class A (a)	553,371	9,274,498
Media 2.4%
DISH Network Corp., Class A	222,663	6,243,471
Viacom, Inc., Class B	259,163	12,369,850
Total		18,613,321
Multiline Retail 1.8%
Macy’s, Inc.	359,343	13,673,001
Specialty Retail 2.1%
Gap, Inc. (The)	284,122	7,529,233
Limited Brands, Inc.	197,998	8,783,191
Total		16,312,424
TOTAL CONSUMER DISCRETIONARY		64,485,758
CONSUMER STAPLES 9.4%
Beverages 3.2%
PepsiCo, Inc.	359,159	24,368,938
Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	331,213	21,800,440
Tobacco 3.4%
Lorillard, Inc.	62,869	7,770,609
Philip Morris International, Inc.	220,587	18,641,807
Total		26,412,416
TOTAL CONSUMER STAPLES		72,581,794
ENERGY 9.8%
Energy Equipment & Services 2.2%
Halliburton Co.	245,852	7,390,311
National Oilwell Varco, Inc.	146,201	9,758,917
Total		17,149,228
Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	203,909	12,438,449
Chevron Corp.	117,955	11,596,156
Continental Resources, Inc. (a)(b)	72,292	5,267,195
Pioneer Natural Resources Co.	62,350	6,029,245
Royal Dutch Shell PLC, ADR	155,241	9,652,885

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc. (The)	443,388	$13,536,636
Total		58,520,566
TOTAL ENERGY		75,669,794
FINANCIALS 14.0%
Commercial Banks 7.1%
Fifth Third Bancorp	875,976	11,694,279
PNC Financial Services Group, Inc.	281,923	17,315,711
Wells Fargo & Co.	819,438	26,262,988
Total		55,272,978
Consumer Finance 1.5%
Capital One Financial Corp.	225,784	11,598,524
Diversified Financial Services 2.5%
Citigroup, Inc.	394,699	10,463,470
JPMorgan Chase & Co.	277,880	9,211,722
Total		19,675,192
Insurance 2.9%
Berkshire Hathaway, Inc., Class B (a)	282,382	22,409,836
TOTAL FINANCIALS		108,956,530
HEALTH CARE 16.1%
Biotechnology 3.3%
Amarin Corp. PLC, ADR (a)(b)	234,315	2,776,633
Biogen Idec, Inc. (a)	81,229	10,620,692
Regeneron Pharmaceuticals, Inc. (a)	31,550	4,279,757
Vertex Pharmaceuticals, Inc. (a)	135,517	8,136,441
Total		25,813,523
Health Care Equipment & Supplies 2.6%
Covidien PLC	245,972	12,736,430
St. Jude Medical, Inc.	194,580	7,475,764
Total		20,212,194
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	310,804	12,861,069
CIGNA Corp.	201,799	8,860,994
Total		21,722,063
Pharmaceuticals 7.4%
Allergan, Inc.	110,930	10,011,432
Johnson & Johnson	424,077	26,475,127

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	548,094	$20,597,373
Total		57,083,932
TOTAL HEALTH CARE		124,831,712
INDUSTRIALS 9.4%
Aerospace & Defense 1.4%
United Technologies Corp.	147,074	10,899,654
Construction & Engineering 0.6%
KBR, Inc.	183,672	4,678,126
Electrical Equipment 1.3%
Rockwell Automation, Inc.	139,676	10,127,907
Industrial Conglomerates 4.2%
General Electric Co.	873,676	16,678,475
Tyco International Ltd.	295,651	15,716,807
Total		32,395,282
Machinery 1.9%
Pall Corp.	143,140	7,967,172
Parker Hannifin Corp.	84,469	6,904,496
Total		14,871,668
TOTAL INDUSTRIALS		72,972,637
INFORMATION TECHNOLOGY 21.7%
Communications Equipment 2.0%
QUALCOMM, Inc.	277,560	15,906,963
Computers & Peripherals 8.2%
Apple, Inc. (a)	66,700	38,534,591
EMC Corp. (a)	744,754	17,762,383
NCR Corp. (a)	351,890	7,537,484
Total		63,834,458
Internet Software & Services 4.2%
eBay, Inc. (a)	259,433	10,167,179
Google, Inc., Class A (a)	37,964	22,051,769
Total		32,218,948
IT Services 0.8%
Teradata Corp. (a)	91,550	6,086,244

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.8%
Avago Technologies Ltd.	233,109	$7,715,908
Fairchild Semiconductor International, Inc. (a)	478,332	6,318,766
Total		14,034,674
Software 4.7%
Check Point Software Technologies Ltd. (a)(b)	217,307	11,134,811
Microsoft Corp.	870,518	25,410,420
Total		36,545,231
TOTAL INFORMATION TECHNOLOGY		168,626,518
MATERIALS 2.6%
Chemicals 2.6%
Celanese Corp., Class A	77,160	3,071,740
Dow Chemical Co. (The)	295,248	9,170,403
PPG Industries, Inc.	76,851	7,949,467
Total		20,191,610
TOTAL MATERIALS		20,191,610
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc.	587,811	24,476,450
TOTAL TELECOMMUNICATION SERVICES		24,476,450
UTILITIES 1.4%
Multi-Utilities 1.4%
Sempra Energy	165,782	10,777,488
TOTAL UTILITIES		10,777,488
Total Common Stocks (Cost: $638,260,732)		$743,570,291

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	29,224,957	$29,224,957
Total Money Market Funds (Cost: $29,224,957)		$29,224,957

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.6%
Repurchase Agreements 0.6%
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $4,725,344 (e)
	0.210%	$4,725,316	$4,725,316

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,725,316)	$4,725,316
Total Investments
(Cost: $672,211,005) (f)	$777,520,564(g)
Other Assets & Liabilities, Net	(2,293,746)
Net Assets	$775,226,818

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$15,535,546	$96,862,648	$(83,173,237)	$—	$29,224,957	$7,714	$29,224,957

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$2,952,153
Ginnie Mae II Pool	1,867,669
Total Market Value of Collateral Securities	$4,819,822

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $672,211,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$123,915,000
Unrealized Depreciation	(18,605,000)
Net Unrealized Appreciation	$105,310,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$64,485,758	$—	$—	$64,485,758
Consumer Staples	72,581,794	—	—	72,581,794
Energy	75,669,794	—	—	75,669,794
Financials	108,956,530	—	—	108,956,530
Health Care	124,831,712	—	—	124,831,712
Industrials	72,972,637	—	—	72,972,637
Information Technology	168,626,518	—	—	168,626,518
Materials	20,191,610	—	—	20,191,610
Telecommunication Services	24,476,450	—	—	24,476,450
Utilities	10,777,488	—	—	10,777,488
Total Equity Securities	743,570,291	—	—	743,570,291

Other
Money Market Funds	29,224,957	—	—	29,224,957
Investments of Cash Collateral Received for Securities on Loan	—	4,725,316	—	4,725,316
Total	$772,795,248	$4,725,316	$—	$777,520,564

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 10.7%
Automobiles 0.2%
Ford Motor Co.	40,600	$428,736
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A (a)(b)	60,750	1,933,065
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	14,500	1,295,430
Internet & Catalog Retail 0.4%
Expedia, Inc. (a)	14,100	647,049
Netflix, Inc. (a)(b)	5,900	374,296
Total		1,021,345
Media 3.4%
CBS Corp., Class B Non Voting	5,600	178,752
Comcast Corp., Class A	124,200	3,590,622
DIRECTV, Class A (b)	60,650	2,695,893
McGraw-Hill Companies, Inc. (The)	52,200	2,264,436
Total		8,729,703
Multiline Retail 1.3%
Big Lots, Inc. (a)(b)	15,400	565,950
Dollar Tree, Inc. (b)	6,500	670,670
Macy’s, Inc.	59,600	2,267,780
Total		3,504,400
Specialty Retail 3.3%
Bed Bath & Beyond, Inc. (a)(b)	33,000	2,384,250
Home Depot, Inc. (The)	16,400	809,176
Ross Stores, Inc.	38,600	2,440,678
TJX Companies, Inc.	71,100	3,018,906
Total		8,653,010
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	32,800	2,212,360
TOTAL CONSUMER DISCRETIONARY		27,778,049
CONSUMER STAPLES 11.2%
Beverages 0.9%
Coca-Cola Co. (The)	18,400	1,375,032
Coca-Cola Enterprises, Inc.	30,600	837,216
PepsiCo, Inc.	2,300	156,055
Total		2,368,303
Food & Staples Retailing 3.9%
CVS Caremark Corp.	20,400	916,776

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kroger Co. (The)	112,100	$2,467,321
Safeway, Inc. (a)	103,000	1,959,060
Wal-Mart Stores, Inc.	73,250	4,821,315
Total		10,164,472
Food Products 2.0%
Campbell Soup Co. (a)	71,400	2,263,380
Hershey Co. (The)	7,400	494,764
Hormel Foods Corp. (a)	15,000	448,650
Tyson Foods, Inc., Class A	107,400	2,080,338
Total		5,287,132
Household Products 0.9%
Kimberly-Clark Corp.	8,750	694,313
Procter & Gamble Co. (The)	25,850	1,610,196
Total		2,304,509
Tobacco 3.5%
Altria Group, Inc.	47,650	1,533,853
Lorillard, Inc.	17,500	2,163,000
Philip Morris International, Inc.	62,270	5,262,438
Total		8,959,291
TOTAL CONSUMER STAPLES		29,083,707
ENERGY 10.4%
Energy Equipment & Services 1.1%
National Oilwell Varco, Inc.	34,150	2,279,513
Schlumberger Ltd.	11,400	721,050
Total		3,000,563
Oil, Gas & Consumable Fuels 9.3%
Apache Corp.	31,500	2,563,470
Chevron Corp.	63,200	6,213,192
ConocoPhillips	31,820	1,659,731
Exxon Mobil Corp.	76,394	6,006,860
Marathon Oil Corp.	88,100	2,194,571
Marathon Petroleum Corp.	40,200	1,450,014
Tesoro Corp. (b)	85,600	1,893,472
Valero Energy Corp.	100,600	2,122,660
Total		24,103,970
TOTAL ENERGY		27,104,533
FINANCIALS 14.0%
Capital Markets 1.6%
BlackRock, Inc.	12,900	2,203,320
Invesco Ltd.	91,500	1,990,125
Total		4,193,445

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 2.5%
U.S. Bancorp	36,500	$1,135,515
Wells Fargo & Co.	171,300	5,490,165
Total		6,625,680
Consumer Finance 1.0%
Discover Financial Services	79,310	2,625,954
Diversified Financial Services 3.6%
Citigroup, Inc.	128,325	3,401,896
JPMorgan Chase & Co.	138,500	4,591,275
Moody’s Corp.	37,000	1,353,830
Total		9,347,001
Insurance 3.7%
Aflac, Inc.	20,100	805,608
Assurant, Inc.	34,000	1,134,920
Berkshire Hathaway, Inc., Class B (b)	12,000	952,320
Lincoln National Corp.	97,300	2,011,191
MetLife, Inc.	86,100	2,514,981
Prudential Financial, Inc.	45,200	2,099,540
Total		9,518,560
Real Estate Investment Trusts (REITs) 1.6%
Public Storage	7,000	934,290
Simon Property Group, Inc.	21,350	3,149,552
Total		4,083,842
TOTAL FINANCIALS		36,394,482
HEALTH CARE 11.7%
Biotechnology 1.3%
Amgen, Inc.	50,400	3,503,808
Health Care Equipment & Supplies 0.7%
Boston Scientific Corp. (b)	83,800	481,012
Zimmer Holdings, Inc. (a)	22,500	1,364,625
Total		1,845,637
Health Care Providers & Services 2.3%
Humana, Inc.	28,600	2,184,754
McKesson Corp.	21,600	1,885,248
UnitedHealth Group, Inc.	31,900	1,779,063
Total		5,849,065
Pharmaceuticals 7.4%
Abbott Laboratories	70,300	4,343,837
Eli Lilly & Co.	75,300	3,083,535
Johnson & Johnson	23,100	1,442,133

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	124,900	$4,693,742
Pfizer, Inc.	260,360	5,694,073
Total		19,257,320
TOTAL HEALTH CARE		30,455,830
INDUSTRIALS 10.6%
Aerospace & Defense 3.3%
General Dynamics Corp. (a)	21,980	1,406,940
Lockheed Martin Corp.	31,900	2,641,320
Northrop Grumman Corp.	39,100	2,297,125
Raytheon Co.	44,450	2,236,724
Total		8,582,109
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	49,650	3,720,771
Commercial Services & Supplies 1.3%
Iron Mountain, Inc.	40,000	1,134,000
Pitney Bowes, Inc. (a)	121,300	1,654,532
RR Donnelley & Sons Co. (a)	54,375	585,075
Total		3,373,607
Electrical Equipment 0.4%
Emerson Electric Co. (a)	22,700	1,061,679
Industrial Conglomerates 2.5%
3M Co.	24,900	2,101,809
General Electric Co.	115,800	2,210,622
Tyco International Ltd.	41,850	2,224,746
Total		6,537,177
Machinery 1.2%
Cummins, Inc.	5,900	572,005
Illinois Tool Works, Inc.	4,600	258,290
Parker Hannifin Corp.	28,800	2,354,112
Total		3,184,407
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	15,300	1,033,821
TOTAL INDUSTRIALS		27,493,571
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 2.7%
Cisco Systems, Inc.	228,550	3,732,222

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
QUALCOMM, Inc.	57,700	$3,306,787
Total		7,039,009
Computers & Peripherals 5.8%
Apple, Inc. (b)	23,400	13,518,882
Dell, Inc. (b)	23,700	292,221
EMC Corp. (b)	55,700	1,328,445
Total		15,139,548
Internet Software & Services 1.9%
Google, Inc., Class A (b)	8,650	5,024,439
IT Services 3.4%
International Business Machines Corp.	14,800	2,854,920
Mastercard, Inc., Class A	7,600	3,089,476
Visa, Inc., Class A	24,800	2,856,960
Total		8,801,356
Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. (b)	141,100	857,888
Broadcom Corp., Class A (b)	68,200	2,206,270
Intel Corp.	25,930	670,031
NVIDIA Corp. (b)	48,500	602,855
Total		4,337,044
Software 4.2%
Microsoft Corp. (c)	233,000	6,801,270
Oracle Corp.	160,350	4,244,464
Total		11,045,734
TOTAL INFORMATION TECHNOLOGY		51,387,130
MATERIALS 2.9%
Chemicals 1.5%
CF Industries Holdings, Inc.	13,200	2,256,672
Eastman Chemical Co.	6,800	316,608
Mosaic Co. (The)	15,000	715,200
PPG Industries, Inc.	4,400	455,136
Total		3,743,616
Metals & Mining 1.4%
Cliffs Natural Resources, Inc.	14,500	692,810
Freeport-McMoRan Copper & Gold, Inc.	73,600	2,358,144
Newmont Mining Corp.	13,900	655,524
Total		3,706,478
TOTAL MATERIALS		7,450,094

Issuer		Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.4%
AT&T, Inc.		124,100	$4,240,497
Verizon Communications, Inc.		114,000	4,746,960
Total			8,987,457
TOTAL TELECOMMUNICATION SERVICES			8,987,457
UTILITIES 3.4%
Electric Utilities 0.8%
Entergy Corp.		33,800	2,181,114
Gas Utilities 0.7%
ONEOK, Inc.		20,100	1,668,099
Independent Power Producers & Energy Traders 0.9%
AES Corp. (The) (b)		197,900	2,392,611
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc.		82,100	2,560,699
TOTAL UTILITIES			8,802,523
Total Common Stocks (Cost: $192,392,214)			$254,937,376
		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.161% (d)(e)		4,770,073	$4,770,073
Total Money Market Funds (Cost: $4,770,073)			$4,770,073

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.9%
Repurchase Agreements 5.9%
Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,031 (f)
	0.220%	$5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $10,481,893 (f)
	0.210%	$10,481,832	$10,481,832
Total			15,481,832

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $15,481,832)	$15,481,832
Total Investments
(Cost: $212,644,119) (g)	$275,189,281(h)
Other Assets & Liabilities, Net	(14,840,830)
Net Assets	$260,348,451

Investments in Derivatives

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	17	$5,564,100	June 2012	$—	$(88,559)

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At May 31, 2012, investments in securities included securities valued at $408,660 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(e)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,604,916	$27,089,609	$(26,924,452)	$—	$4,770,073	$2,280	$4,770,073

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$25,133
Fannie Mae REMICS	1,979,305
Fannie Mae-Aces	41,059
Freddie Mac Reference REMIC	11,036
Freddie Mac REMICS	2,518,595
Government National Mortgage Association	524,872
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$6,548,551
Ginnie Mae II Pool	4,142,918
Total Market Value of Collateral Securities	$10,691,469

(g)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $212,644,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,183,000
Unrealized Depreciation	(6,638,000)
Net Unrealized Appreciation	$62,545,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$27,778,049	$—	$—	$27,778,049
Consumer Staples	29,083,707	—	—	29,083,707
Energy	27,104,533	—	—	27,104,533
Financials	36,394,482	—	—	36,394,482
Health Care	30,455,830	—	—	30,455,830
Industrials	27,493,571	—	—	27,493,571
Information Technology	51,387,130	—	—	51,387,130
Materials	7,450,094	—	—	7,450,094
Telecommunication Services	8,987,457	—	—	8,987,457
Utilities	8,802,523	—	—	8,802,523
Total Equity Securities	254,937,376	—	—	254,937,376

Other
Money Market Funds	4,770,073	—	—	4,770,073
Investments of Cash Collateral Received for Securities on Loan	—	15,481,832	—	15,481,832
Total Other	4,770,073	15,481,832	—	20,251,905

Investments in Securities	259,707,449	15,481,832	—	275,189,281
Derivatives
Liabilities
Futures Contracts	(88,559)	—	—	(88,559)
Total	$259,618,890	$15,481,832	$—	$275,100,722

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.3%
BorgWarner, Inc. (a)	21,782	$1,562,858
Goodyear Tire & Rubber Co. (The) (a)	46,488	485,800
Johnson Controls, Inc.	129,402	3,900,176
Total		5,948,834
Automobiles 0.4%
Ford Motor Co.	722,507	7,629,674
Harley-Davidson, Inc.	43,447	2,093,276
Total		9,722,950
Distributors 0.1%
Genuine Parts Co.	29,618	1,865,934
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (a)	21,377	680,216
DeVry, Inc.	11,356	310,360
H&R Block, Inc.	55,685	850,310
Total		1,840,886
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	86,103	2,763,045
Chipotle Mexican Grill, Inc. (a)	5,945	2,455,701
Darden Restaurants, Inc.	24,415	1,262,988
International Game Technology	56,558	808,779
Marriott International, Inc., Class A	50,773	1,965,423
McDonald’s Corp.	193,627	17,298,636
Starbucks Corp.	143,211	7,860,852
Starwood Hotels & Resorts Worldwide, Inc.	37,274	1,969,931
Wyndham Worldwide Corp.	27,748	1,381,850
Wynn Resorts Ltd.	15,091	1,554,977
Yum! Brands, Inc.	87,516	6,157,626
Total		45,479,808
Household Durables 0.2%
D.R. Horton, Inc.	53,000	879,800
Harman International Industries, Inc.	13,347	523,469
Leggett & Platt, Inc. (b)	26,620	553,430
Lennar Corp., Class A (b)	30,861	842,197
Newell Rubbermaid, Inc.	54,827	1,008,817
PulteGroup, Inc. (a)	64,010	599,134
Whirlpool Corp.	14,562	901,096
Total		5,307,943
Internet & Catalog Retail 1.0%
Amazon.com, Inc. (a)	69,199	14,733,159
Expedia, Inc.	18,040	827,856
Netflix, Inc. (a)(b)	10,537	668,467

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
priceline.com, Inc. (a)	9,464	$5,919,637
TripAdvisor, Inc. (a)	18,008	772,183
Total		22,921,302
Leisure Equipment & Products 0.1%
Hasbro, Inc. (b)	22,008	779,523
Mattel, Inc.	64,449	2,006,298
Total		2,785,821
Media 3.2%
Cablevision Systems Corp., Class A	41,199	471,316
CBS Corp., Class B Non Voting	123,382	3,938,353
Comcast Corp., Class A	512,590	14,818,977
DIRECTV, Class A (a)	128,548	5,713,959
Discovery Communications, Inc., Class A (a)	49,146	2,462,215
Gannett Co., Inc.	45,043	588,262
Interpublic Group of Companies, Inc. (The)	84,807	881,145
McGraw-Hill Companies, Inc. (The)	52,843	2,292,329
News Corp., Class A	409,171	7,856,083
Omnicom Group, Inc.	51,852	2,472,303
Scripps Networks Interactive, Inc., Class A	18,147	993,911
Time Warner Cable, Inc.	59,699	4,501,305
Time Warner, Inc.	184,327	6,353,752
Viacom, Inc., Class B	102,676	4,900,725
Walt Disney Co. (The)	340,729	15,574,723
Washington Post Co. (The), Class B	905	315,682
Total		74,135,040
Multiline Retail 0.8%
Big Lots, Inc. (a)	12,467	458,162
Dollar Tree, Inc. (a)	22,631	2,335,067
Family Dollar Stores, Inc.	22,386	1,516,652
JCPenney Co., Inc. (b)	27,502	721,377
Kohl’s Corp.	48,175	2,207,379
Macy’s, Inc.	78,745	2,996,247
Nordstrom, Inc.	30,385	1,439,337
Sears Holdings Corp. (a)(b)	7,273	359,286
Target Corp.	127,672	7,393,486
Total		19,426,993
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	16,284	546,165
AutoNation, Inc. (a)(b)	8,519	306,854
AutoZone, Inc. (a)	5,191	1,973,930
Bed Bath & Beyond, Inc. (a)	45,003	3,251,467

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Best Buy Co., Inc.	53,937	$1,009,701
CarMax, Inc. (a)	43,076	1,215,174
GameStop Corp., Class A (b)	25,940	497,529
Gap, Inc. (The)	63,117	1,672,601
Home Depot, Inc. (The)	293,039	14,458,544
Limited Brands, Inc.	46,761	2,074,318
Lowe’s Companies, Inc.	235,909	6,303,488
O’Reilly Automotive, Inc. (a)	24,196	2,317,735
Ross Stores, Inc.	43,470	2,748,608
Staples, Inc.	131,942	1,733,718
Tiffany & Co.	24,133	1,336,727
TJX Companies, Inc.	143,385	6,088,127
Urban Outfitters, Inc. (a)	21,100	590,167
Total		48,124,853
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	54,710	3,690,190
Fossil, Inc. (a)	9,900	724,284
Nike, Inc., Class B	69,795	7,550,423
Ralph Lauren Corp.	12,283	1,827,710
VF Corp.	16,615	2,343,380
Total		16,135,987
TOTAL CONSUMER DISCRETIONARY		253,696,351
CONSUMER STAPLES 11.1%
Beverages 2.6%
Beam, Inc.	29,795	1,804,385
Brown-Forman Corp., Class B	18,878	1,645,784
Coca-Cola Co. (The)	430,234	32,151,387
Coca-Cola Enterprises, Inc.	57,091	1,562,010
Constellation Brands, Inc., Class A (a)	32,637	629,568
Dr. Pepper Snapple Group, Inc.	40,317	1,663,479
Molson Coors Brewing Co., Class B	29,859	1,148,079
PepsiCo, Inc.	298,570	20,257,974
Total		60,862,666
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	82,672	7,142,034
CVS Caremark Corp.	247,584	11,126,425
Kroger Co. (The)	109,269	2,405,011
Safeway, Inc. (b)	45,692	869,062
SYSCO Corp.	111,129	3,101,610
Wal-Mart Stores, Inc.	332,027	21,854,017
Walgreen Co.	166,041	5,067,571
Whole Foods Market, Inc.	30,855	2,734,062
Total		54,299,792

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.9%
Archer-Daniels-Midland Co.	125,773	$4,009,643
Campbell Soup Co.	33,925	1,075,423
ConAgra Foods, Inc.	78,425	1,972,389
Dean Foods Co. (a)	35,030	547,869
General Mills, Inc.	122,538	4,690,755
Hershey Co. (The)	29,148	1,948,835
HJ Heinz Co.	60,814	3,228,007
Hormel Foods Corp.	26,095	780,501
JM Smucker Co. (The)	21,550	1,649,868
Kellogg Co.	46,848	2,285,245
Kraft Foods, Inc., Class A	336,140	12,864,078
McCormick & Co., Inc.	25,297	1,425,739
Mead Johnson Nutrition Co.	38,711	3,125,526
Sara Lee Corp.	112,453	2,350,268
Tyson Foods, Inc., Class A	55,408	1,073,253
Total		43,027,399
Household Products 2.1%
Clorox Co. (The)	24,677	1,697,778
Colgate-Palmolive Co.	91,165	8,961,519
Kimberly-Clark Corp.	74,839	5,938,475
Procter & Gamble Co. (The)	523,594	32,614,670
Total		49,212,442
Personal Products 0.2%
Avon Products, Inc.	81,919	1,355,760
Estee Lauder Companies, Inc. (The), Class A	42,746	2,314,696
Total		3,670,456
Tobacco 2.0%
Altria Group, Inc.	388,867	12,517,629
Lorillard, Inc.	25,085	3,100,506
Philip Morris International, Inc.	327,318	27,661,644
Reynolds American, Inc.	63,523	2,657,802
Total		45,937,581
TOTAL CONSUMER STAPLES		257,010,336
ENERGY 10.4%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	83,177	3,470,976
Cameron International Corp. (a)	46,796	2,138,109
Diamond Offshore Drilling, Inc.	13,218	769,023
FMC Technologies, Inc. (a)	45,452	1,828,988
Halliburton Co.	175,450	5,274,027
Helmerich & Payne, Inc.	20,413	924,709
Nabors Industries Ltd. (a)	54,885	743,692

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	80,638	$5,382,587
Noble Corp. (a)	47,937	1,498,990
Rowan Companies PLC, Class A (a)	23,496	704,880
Schlumberger Ltd.	253,550	16,037,038
Total		38,773,019
Oil, Gas & Consumable Fuels 8.7%
Alpha Natural Resources, Inc. (a)	41,821	438,284
Anadarko Petroleum Corp.	94,747	5,779,567
Apache Corp.	73,052	5,944,972
Cabot Oil & Gas Corp.	39,887	1,297,923
Chesapeake Energy Corp. (b)	125,943	2,128,437
Chevron Corp.	375,811	36,945,979
ConocoPhillips	243,262	12,688,546
CONSOL Energy, Inc.	43,166	1,212,101
Denbury Resources, Inc. (a)	74,192	1,121,783
Devon Energy Corp.	76,811	4,571,791
EOG Resources, Inc.	51,145	5,078,698
EQT Corp.	28,424	1,318,305
Exxon Mobil Corp. (c)	895,960	70,449,335
Hess Corp.	57,522	2,513,711
Kinder Morgan Management LLC (d)	60,281	43
Kinder Morgan, Inc.	84,200	2,878,798
Marathon Oil Corp.	133,807	3,333,132
Marathon Petroleum Corp.	66,079	2,383,469
Murphy Oil Corp.	36,858	1,718,320
Newfield Exploration Co. (a)	25,183	754,483
Noble Energy, Inc.	33,635	2,840,812
Occidental Petroleum Corp.	154,180	12,221,849
Peabody Energy Corp.	51,758	1,209,067
Phillips 66 (a)	121,631	3,652,579
Pioneer Natural Resources Co.	23,430	2,265,681
QEP Resources, Inc.	33,735	887,905
Range Resources Corp.	30,011	1,723,832
Southwestern Energy Co. (a)	66,349	1,859,762
Spectra Energy Corp.	123,777	3,553,638
Sunoco, Inc.	20,306	943,214
Tesoro Corp. (a)	26,419	584,388
Valero Energy Corp.	105,511	2,226,282
Williams Companies, Inc. (The)	118,928	3,630,872
WPX Energy, Inc. (a)	37,761	553,954
Total		200,711,512
TOTAL ENERGY		239,484,531

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.9%
Capital Markets 1.8%
Ameriprise Financial, Inc. (e)	42,189	$2,021,697
Bank of New York Mellon Corp. (The)	229,034	4,663,132
BlackRock, Inc.	24,277	4,146,512
Charles Schwab Corp. (The)	205,419	2,559,521
E*Trade Financial Corp. (a)	48,262	409,744
Federated Investors, Inc., Class B (b)	17,561	352,800
Franklin Resources, Inc.	27,099	2,893,902
Goldman Sachs Group, Inc. (The)	94,085	9,003,934
Invesco Ltd.	84,814	1,844,704
Legg Mason, Inc.	23,648	601,842
Morgan Stanley	289,616	3,869,270
Northern Trust Corp.	45,835	1,979,155
State Street Corp.	92,737	3,821,692
T Rowe Price Group, Inc.	48,189	2,775,205
Total		40,943,110
Commercial Banks 2.9%
BB&T Corp.	132,540	4,005,359
Comerica, Inc.	37,573	1,142,971
Fifth Third Bancorp	174,868	2,334,488
First Horizon National Corp.	48,743	413,341
Huntington Bancshares, Inc.	164,316	1,074,627
KeyCorp	181,157	1,358,677
M&T Bank Corp.	24,028	1,953,957
PNC Financial Services Group, Inc.	100,291	6,159,873
Regions Financial Corp.	268,588	1,689,418
SunTrust Banks, Inc.	101,189	2,319,252
U.S. Bancorp	363,254	11,300,832
Wells Fargo & Co.	1,002,423	32,127,657
Zions Bancorporation	35,010	666,240
Total		66,546,692
Consumer Finance 0.9%
American Express Co.	192,922	10,770,835
Capital One Financial Corp.	105,210	5,404,638
Discover Financial Services	100,745	3,335,667
SLM Corp.	96,819	1,352,561
Total		20,863,701
Diversified Financial Services 2.7%
Bank of America Corp.	2,040,189	14,995,389
Citigroup, Inc.	556,728	14,758,859
CME Group, Inc.	12,627	3,252,337
IntercontinentalExchange, Inc. (a)	13,796	1,689,320
JPMorgan Chase & Co.	725,659	24,055,596
Leucadia National Corp.	37,662	765,292
Moody’s Corp.	37,288	1,364,368

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The) (a)	23,724	$519,081
NYSE Euronext	49,109	1,193,840
Total		62,594,082
Insurance 3.5%
ACE Ltd.	64,088	4,635,485
Aflac, Inc.	88,790	3,558,703
Allstate Corp. (The)	94,718	3,214,729
American International Group, Inc. (a)	121,508	3,545,604
Aon PLC	61,818	2,874,537
Assurant, Inc.	16,635	555,276
Berkshire Hathaway, Inc., Class B (a)	334,231	26,524,572
Chubb Corp. (The)	51,547	3,714,992
Cincinnati Financial Corp.	30,852	1,113,140
Genworth Financial, Inc., Class A (a)	93,413	489,484
Hartford Financial Services Group, Inc.	83,687	1,407,616
Lincoln National Corp.	55,376	1,144,622
Loews Corp.	58,077	2,258,615
Marsh & McLennan Companies, Inc.	103,308	3,303,790
MetLife, Inc.	201,558	5,887,509
Principal Financial Group, Inc.	57,300	1,407,288
Progressive Corp. (The)	116,238	2,525,852
Prudential Financial, Inc.	89,351	4,150,354
Torchmark Corp.	19,049	888,826
Travelers Companies, Inc. (The)	74,719	4,669,190
Unum Group	55,241	1,102,058
XL Group PLC	60,014	1,225,486
Total		80,197,728
Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	74,849	4,856,203
Apartment Investment & Management Co., Class A	23,022	623,206
AvalonBay Communities, Inc.	18,095	2,528,776
Boston Properties, Inc.	28,181	2,900,670
Equity Residential	57,080	3,487,588
HCP, Inc.	77,843	3,179,108
Health Care REIT, Inc.	39,971	2,217,191
Host Hotels & Resorts, Inc.	134,512	2,052,653
Kimco Realty Corp.	77,371	1,388,810
Plum Creek Timber Co., Inc.	30,684	1,119,966
ProLogis, Inc.	87,255	2,790,415
Public Storage	27,028	3,607,427
Simon Property Group, Inc.	58,216	8,588,024
Ventas, Inc.	54,922	3,230,512
Vornado Realty Trust	35,181	2,882,028

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	101,981	$2,030,442
Total		47,483,019
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	62,340	1,025,493
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	100,287	621,779
People’s United Financial, Inc.	68,271	793,992
Total		1,415,771
TOTAL FINANCIALS		321,069,596
HEALTH CARE 11.5%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc. (a)	35,300	3,197,121
Amgen, Inc.	150,454	10,459,562
Biogen Idec, Inc. (a)	45,379	5,933,304
Celgene Corp. (a)	83,410	5,692,733
Gilead Sciences, Inc. (a)	143,971	7,191,351
Total		32,474,071
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	106,524	5,392,245
Becton Dickinson and Co.	39,939	2,920,739
Boston Scientific Corp. (a)	275,902	1,583,677
CareFusion Corp. (a)	42,732	1,035,824
Covidien PLC	91,884	4,757,753
CR Bard, Inc.	15,972	1,552,319
DENTSPLY International, Inc.	26,997	998,889
Edwards Lifesciences Corp. (a)	21,857	1,865,932
Intuitive Surgical, Inc. (a)	7,469	3,907,034
Medtronic, Inc.	197,810	7,287,320
St. Jude Medical, Inc.	60,922	2,340,623
Stryker Corp.	61,571	3,167,828
Varian Medical Systems, Inc. (a)	21,471	1,259,489
Zimmer Holdings, Inc.	33,861	2,053,670
Total		40,123,342
Health Care Providers & Services 2.0%
Aetna, Inc.	66,617	2,723,969
AmerisourceBergen Corp.	49,007	1,812,769
Cardinal Health, Inc.	65,716	2,719,328
CIGNA Corp.	54,473	2,391,909
Coventry Health Care, Inc.	26,840	815,936
DaVita, Inc. (a)	17,811	1,447,144
Express Scripts Holding Co. (a)	151,915	7,928,444

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Five Star Quality Care, Inc. (d)	23,000	$1
Humana, Inc.	31,188	2,382,451
Laboratory Corp. of America Holdings (a)	18,479	1,538,931
McKesson Corp.	46,782	4,083,133
Patterson Companies, Inc.	16,645	553,280
Quest Diagnostics, Inc.	30,099	1,712,633
Tenet Healthcare Corp. (a)	77,930	367,050
UnitedHealth Group, Inc.	198,636	11,077,930
WellPoint, Inc.	63,635	4,288,363
Total		45,843,271
Health Care Technology 0.1%
Cerner Corp. (a)	27,748	2,163,234
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	66,088	2,687,138
Life Technologies Corp. (a)	33,891	1,386,481
PerkinElmer, Inc.	21,571	573,789
Thermo Fisher Scientific, Inc.	69,546	3,510,682
Waters Corp. (a)	16,926	1,350,356
Total		9,508,446
Pharmaceuticals 5.9%
Abbott Laboratories	298,902	18,469,155
Allergan, Inc.	57,868	5,222,587
Bristol-Myers Squibb Co.	320,900	10,698,806
Eli Lilly & Co.	194,125	7,949,419
Forest Laboratories, Inc. (a)	50,479	1,766,765
Hospira, Inc. (a)	31,317	978,969
Johnson & Johnson	521,832	32,577,972
Merck & Co., Inc.	578,651	21,745,704
Mylan, Inc. (a)	81,160	1,758,737
Perrigo Co.	17,737	1,842,697
Pfizer, Inc.	1,433,038	31,340,541
Watson Pharmaceuticals, Inc. (a)	24,171	1,723,151
Total		136,074,503
TOTAL HEALTH CARE		266,186,867
INDUSTRIALS 10.3%
Aerospace & Defense 2.5%
Boeing Co. (The)	141,751	9,867,287
General Dynamics Corp.	67,824	4,341,414
Goodrich Corp.	23,919	3,008,293
Honeywell International, Inc.	147,386	8,203,505
L-3 Communications Holdings, Inc.	18,820	1,283,336

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Lockheed Martin Corp.	50,674	$4,195,807
Northrop Grumman Corp.	48,021	2,821,234
Precision Castparts Corp.	27,595	4,586,565
Raytheon Co.	64,614	3,251,377
Rockwell Collins, Inc.	28,258	1,423,355
Textron, Inc.	53,156	1,256,076
United Technologies Corp.	173,013	12,821,993
Total		57,060,242
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	31,053	1,809,148
Expeditors International of Washington, Inc.	40,315	1,542,049
FedEx Corp.	59,783	5,329,056
United Parcel Service, Inc., Class B	182,252	13,657,965
Total		22,338,218
Airlines 0.1%
Southwest Airlines Co.	146,927	1,326,751
Building Products —%
Masco Corp.	67,914	860,470
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	20,224	588,721
Cintas Corp.	20,955	773,239
Iron Mountain, Inc.	32,523	922,027
Pitney Bowes, Inc. (b)	37,984	518,102
Republic Services, Inc.	59,802	1,576,381
RR Donnelley & Sons Co. (b)	33,937	365,162
Stericycle, Inc. (a)	16,108	1,405,584
Waste Management, Inc.	87,698	2,844,923
Total		8,994,139
Construction & Engineering 0.2%
Fluor Corp.	32,125	1,506,020
Jacobs Engineering Group, Inc. (a)	24,422	867,470
Quanta Services, Inc. (a)	40,169	907,016
Total		3,280,506
Electrical Equipment 0.5%
Cooper Industries PLC	30,132	2,124,306
Emerson Electric Co.	139,611	6,529,606
Rockwell Automation, Inc.	27,066	1,962,556
Roper Industries, Inc.	18,424	1,864,877
Total		12,481,345

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.6%
3M Co.	132,031	$11,144,737
Danaher Corp.	108,755	5,651,997
General Electric Co.	2,011,456	38,398,695
Tyco International Ltd.	87,633	4,658,570
Total		59,853,999
Machinery 1.9%
Caterpillar, Inc.	123,088	10,784,970
Cummins, Inc.	36,485	3,537,221
Deere & Co.	76,380	5,642,191
Dover Corp.	34,905	1,974,227
Eaton Corp.	63,623	2,714,157
Flowserve Corp.	10,361	1,064,903
Illinois Tool Works, Inc.	91,964	5,163,779
Ingersoll-Rand PLC	56,531	2,335,296
Joy Global, Inc.	20,123	1,124,071
PACCAR, Inc.	67,845	2,548,937
Pall Corp.	21,945	1,221,459
Parker Hannifin Corp.	28,687	2,344,875
Snap-On, Inc.	11,103	671,842
Stanley Black & Decker, Inc.	32,227	2,135,039
Xylem, Inc.	35,113	889,412
Total		44,152,379
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	9,077	613,333
Equifax, Inc.	22,790	1,029,424
Robert Half International, Inc.	27,017	767,823
Total		2,410,580
Road & Rail 0.8%
CSX Corp.	200,037	4,178,773
Norfolk Southern Corp.	62,754	4,111,642
Ryder System, Inc.	9,734	420,606
Union Pacific Corp.	91,252	10,165,473
Total		18,876,494
Trading Companies & Distributors 0.2%
Fastenal Co.	56,137	2,482,940
WW Grainger, Inc.	11,594	2,245,178
Total		4,728,118
TOTAL INDUSTRIALS		236,363,241
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,023,844	16,719,372
F5 Networks, Inc. (a)	15,058	1,558,202

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Harris Corp.	21,643	$860,958
JDS Uniphase Corp. (a)	43,686	443,413
Juniper Networks, Inc. (a)	100,058	1,720,998
Motorola Solutions, Inc.	55,940	2,689,595
QUALCOMM, Inc.	321,538	18,427,343
Total		42,419,881
Computers & Peripherals 5.6%
Apple, Inc. (a)	177,234	102,393,399
Dell, Inc. (a)	290,284	3,579,202
EMC Corp. (a)	390,276	9,308,082
Hewlett-Packard Co.	375,693	8,520,717
Lexmark International, Inc., Class A	13,471	336,910
NetApp, Inc. (a)	69,001	2,053,470
SanDisk Corp. (a)	46,080	1,506,816
Western Digital Corp. (a)	44,470	1,395,913
Total		129,094,509
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	31,054	1,651,762
Corning, Inc.	289,307	3,758,098
FLIR Systems, Inc.	29,289	624,734
Jabil Circuit, Inc.	35,052	670,545
Molex, Inc.	26,108	602,312
TE Connectivity Ltd.	81,016	2,545,523
Total		9,852,974
Internet Software & Services 1.8%
Akamai Technologies, Inc. (a)	33,795	991,545
eBay, Inc. (a)	217,721	8,532,486
Google, Inc., Class A (a)	48,203	27,999,195
VeriSign, Inc. (a)	30,331	1,159,554
Yahoo!, Inc. (a)	230,732	3,516,356
Total		42,199,136
IT Services 3.8%
Accenture PLC, Class A	123,040	7,025,584
Automatic Data Processing, Inc.	93,253	4,863,144
Cognizant Technology Solutions Corp., Class A (a)	57,676	3,359,627
Computer Sciences Corp.	29,473	785,161
Fidelity National Information Services, Inc.	44,575	1,461,168
Fiserv, Inc. (a)	26,340	1,776,106
International Business Machines Corp.	220,261	42,488,347
Mastercard, Inc., Class A	20,197	8,210,282
Paychex, Inc.	61,312	1,837,521

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
SAIC, Inc.	52,538	$583,697
Teradata Corp. (a)	31,827	2,115,859
Total System Services, Inc.	30,514	710,061
Visa, Inc., Class A	94,558	10,893,082
Western Union Co. (The)	117,930	1,934,052
Total		88,043,691
Office Electronics 0.1%
Xerox Corp.	253,185	1,827,996
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. (a)	111,542	678,175
Altera Corp.	61,277	2,047,265
Analog Devices, Inc.	56,610	2,058,906
Applied Materials, Inc.	245,439	2,535,385
Broadcom Corp., Class A (a)	93,243	3,016,411
First Solar, Inc. (a)(b)	11,182	140,446
Intel Corp.	949,726	24,540,920
KLA-Tencor Corp.	31,688	1,452,261
Linear Technology Corp.	43,526	1,263,124
LSI Corp. (a)	107,749	716,531
Microchip Technology, Inc.	36,503	1,132,323
Micron Technology, Inc. (a)	187,777	1,096,618
Novellus Systems, Inc. (a)	13,425	561,568
NVIDIA Corp. (a)	116,077	1,442,837
Teradyne, Inc. (a)	35,442	512,137
Texas Instruments, Inc.	217,647	6,198,586
Xilinx, Inc.	49,770	1,591,147
Total		50,984,640
Software 3.6%
Adobe Systems, Inc. (a)	93,865	2,914,508
Autodesk, Inc. (a)	42,949	1,375,227
BMC Software, Inc. (a)	31,225	1,321,442
CA, Inc.	69,232	1,721,800
Citrix Systems, Inc. (a)	35,281	2,578,335
Electronic Arts, Inc. (a)	62,999	858,046
Intuit, Inc.	56,065	3,152,535
Microsoft Corp.	1,419,602	41,438,182
Oracle Corp.	745,201	19,725,470
Red Hat, Inc. (a)	36,712	1,886,263
Salesforce.com, Inc. (a)	25,846	3,582,773
Symantec Corp. (a)	138,665	2,057,789
Total		82,612,370
TOTAL INFORMATION TECHNOLOGY		447,035,197

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.3%
Chemicals 2.3%
Air Products & Chemicals, Inc.	40,035	$3,164,366
Airgas, Inc.	13,058	1,133,565
CF Industries Holdings, Inc.	12,453	2,128,965
Dow Chemical Co. (The)	225,328	6,998,688
Eastman Chemical Co.	26,030	1,211,957
Ecolab, Inc.	55,367	3,499,748
EI du Pont de Nemours & Co.	177,211	8,552,203
FMC Corp.	26,552	1,353,355
International Flavors & Fragrances, Inc.	15,391	867,745
Monsanto Co.	101,773	7,856,876
Mosaic Co. (The)	56,602	2,698,783
PPG Industries, Inc.	28,893	2,988,692
Praxair, Inc.	56,722	6,026,145
Sherwin-Williams Co. (The)	16,430	2,129,985
Sigma-Aldrich Corp.	22,947	1,591,833
Total		52,202,906
Construction Materials —%
Vulcan Materials Co.	24,564	851,143
Containers & Packaging 0.1%
Ball Corp.	29,679	1,186,270
Bemis Co., Inc.	19,590	594,752
Owens-Illinois, Inc. (a)	31,262	610,860
Sealed Air Corp.	36,511	571,397
Total		2,963,279
Metals & Mining 0.7%
Alcoa, Inc.	202,658	1,732,726
Allegheny Technologies, Inc.	20,280	651,394
Cliffs Natural Resources, Inc.	26,994	1,289,773
Freeport-McMoRan Copper & Gold, Inc.	180,181	5,772,999
Newmont Mining Corp.	94,116	4,438,510
Nucor Corp.	60,243	2,154,290
Titanium Metals Corp.	15,647	179,628
United States Steel Corp. (b)	27,378	555,773
Total		16,775,093
Paper & Forest Products 0.2%
International Paper Co.	83,095	2,426,374
MeadWestvaco Corp.	32,493	893,557
Total		3,319,931
TOTAL MATERIALS		76,112,352

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,127,030	$38,510,615
CenturyLink, Inc.	117,788	4,619,645
Frontier Communications Corp. (b)	189,159	707,455
Verizon Communications, Inc.	539,018	22,444,710
Windstream Corp.	111,489	1,043,537
Total		67,325,962
Wireless Telecommunication Services 0.2%
Crown Castle International Corp. (a)	47,591	2,598,469
MetroPCS Communications, Inc. (a)	55,818	357,235
Sprint Nextel Corp. (a)	569,797	1,464,378
Total		4,420,082
TOTAL TELECOMMUNICATION SERVICES		71,746,044
UTILITIES 3.6%
Electric Utilities 2.0%
American Electric Power Co., Inc.	91,894	3,538,838
Duke Energy Corp.	253,935	5,581,491
Edison International	61,936	2,784,643
Entergy Corp.	33,577	2,166,724
Exelon Corp.	161,786	5,982,846
FirstEnergy Corp.	79,506	3,720,086
NextEra Energy, Inc.	79,127	5,170,158
Northeast Utilities	59,495	2,142,415
Pepco Holdings, Inc.	43,274	824,802
Pinnacle West Capital Corp.	20,766	1,025,425
PPL Corp.	110,112	3,013,766
Progress Energy, Inc.	56,116	3,076,279
Southern Co. (The)	164,729	7,562,708
Total		46,590,181
Gas Utilities 0.1%
AGL Resources, Inc.	22,261	834,342
ONEOK, Inc.	19,756	1,639,551
Total		2,473,893
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The) (a)	122,305	1,478,667
NRG Energy, Inc. (a)	43,287	663,157
Total		2,141,824
Multi-Utilities 1.4%
Ameren Corp.	46,120	1,490,137
CenterPoint Energy, Inc.	81,001	1,638,650
CMS Energy Corp.	48,903	1,139,440

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Consolidated Edison, Inc.		55,669	$3,360,181
Dominion Resources, Inc.		108,384	5,642,471
DTE Energy Co.		32,195	1,829,642
Integrys Energy Group, Inc.		14,875	804,738
NiSource, Inc.		53,648	1,346,028
PG&E Corp.		78,335	3,423,240
Public Service Enterprise Group, Inc.		96,200	3,000,478
SCANA Corp.		22,040	1,034,778
Sempra Energy		45,730	2,972,907
TECO Energy, Inc.		41,023	713,800
Wisconsin Energy Corp.		43,812	1,657,846
Xcel Energy, Inc.		92,544	2,593,083
Total			32,647,419
TOTAL UTILITIES			83,853,317
Total Common Stocks (Cost: $2,076,553,591)			$2,252,557,832

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.161% (e)(f)		53,947,780	$53,947,780
Total Money Market Funds (Cost: $53,947,780)			$53,947,780

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.3%
Repurchase Agreements 0.3%
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $2,000,019 (g)
	0.340%	2,000,000	$2,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $6,016,214 (g)
	0.210%	6,016,179	6,016,179
Total			8,016,179
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,016,179)			$8,016,179
Total Investments
(Cost: $2,138,517,550) (h)			$2,314,521,791(i)
Other Assets & Liabilities, Net			(3,915,806)
Net Assets			$2,310,605,985

Investment in Derivatives

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	177	57,932,100	June 2012	$—	$(3,231,114)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	At May 31, 2012, investments in securities included securities valued at $11,255,885 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $44, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Five Star Quality Care, Inc.	01-02-02	$2
Kinder Morgan Management LLC	09-26-02 - 05-20-08	14

(e)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$1,744,781	$—	$(1,321,303)	$840,907	$1,264,385	$14,766	$2,021,697
Columbia Short-Term Cash Fund	36,309,837	68,421,078	(50,783,135)	—	53,947,780	15,766	53,947,780
Total	$38,054,618	$68,421,078	$(52,104,438)	$840,907	$55,212,165	$30,532	$55,969,477

(f)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(g)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Pershing LLC (0.340%)

Security Description	Value
Fannie Mae REMICS	$572,950
Fannie Mae-Aces	55,996
Freddie Mac Reference REMIC	135,335
Freddie Mac REMICS	442,029
Government National Mortgage Association	738,685
United States Treasury Note/Bond	95,006
Total Market Value of Collateral Securities	$2,040,001

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$3,758,623
Ginnie Mae II Pool	2,377,879
Total Market Value of Collateral Securities	$6,136,502

(h)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $2,138,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$571,150,000
Unrealized Depreciation	(395,146,000)
Net Unrealized Appreciation	$176,004,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$253,696,351	$—	$—	$253,696,351
Consumer Staples	257,010,336	—	—	257,010,336
Energy	239,484,489	43	—	239,484,531
Financials	321,069,596	—	—	321,069,596
Health Care	266,186,867	—	—	266,186,867
Industrials	236,363,241	—	—	236,363,241
Information Technology	447,035,197	—	—	447,035,197
Materials	76,112,352	—	—	76,112,352
Telecommunication Services	71,746,044	—	—	71,746,044
Utilities	83,853,317	—	—	83,853,317
Total Equity Securities	2,252,557,790	43	—	2,252,557,832

Other
Money Market Funds	53,947,780	—	—	53,947,780
Investments of Cash Collateral Received for Securities on Loan	—	8,016,179	—	8,016,179
Total Other	53,947,780	8,016,179	—	61,963,959

Investments in Securities	2,306,505,570	8,016,222	—	2,314,521,791
Derivatives
Liabilities
Futures Contracts	(3,231,114)	—	—	(3,231,114)
Total	$2,303,274,456	$8,016,222	$—	$2,311,290,677

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Value Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.9%
Johnson Controls, Inc.	224,499	$6,766,400
Automobiles 1.3%
Ford Motor Co. (a)	918,542	9,699,804
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	127,567	4,093,625
Media 2.0%
Comcast Corp., Class A	188,528	5,450,344
Viacom, Inc., Class B	93,683	4,471,490
Walt Disney Co. (The)	104,037	4,755,531
Total		14,677,365
Multiline Retail 3.5%
Kohl’s Corp.	100,126	4,587,773
Target Corp.	353,880	20,493,191
Total		25,080,964
Specialty Retail 1.8%
Best Buy Co., Inc. (a)	72,798	1,362,778
Home Depot, Inc. (The)	230,449	11,370,354
Total		12,733,132
TOTAL CONSUMER DISCRETIONARY		73,051,290
CONSUMER STAPLES 8.1%
Beverages 0.6%
PepsiCo, Inc.	58,311	3,956,401
Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	149,479	9,838,708
Food Products 0.5%
Kraft Foods, Inc., Class A	100,826	3,858,611
Household Products 1.0%
Procter & Gamble Co. (The)	116,634	7,265,132
Tobacco 4.6%
Lorillard, Inc.	177,764	21,971,631
Philip Morris International, Inc.	133,145	11,252,084
Total		33,223,715
TOTAL CONSUMER STAPLES		58,142,567

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.8%
Energy Equipment & Services 1.9%
Halliburton Co.	269,502	$8,101,230
National Oilwell Varco, Inc.	66,206	4,419,251
Schlumberger Ltd.	19,184	1,213,388
Total		13,733,869
Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	134,421	8,199,681
Apache Corp.	80,066	6,515,771
Chevron Corp.	147,821	14,532,282
Exxon Mobil Corp.	137,726	10,829,395
Occidental Petroleum Corp.	152,081	12,055,461
Royal Dutch Shell PLC, ADR	83,176	5,171,884
Total		57,304,474
TOTAL ENERGY		71,038,343
FINANCIALS 18.5%
Capital Markets 2.0%
Goldman Sachs Group, Inc. (The)	106,930	10,233,201
Morgan Stanley	334,119	4,463,830
Total		14,697,031
Commercial Banks 3.5%
CIT Group, Inc. (b)	141,461	4,836,552
Wells Fargo & Co.	628,760	20,151,758
Total		24,988,310
Diversified Financial Services 5.1%
Bank of America Corp.	2,460,798	18,086,865
Citigroup, Inc.	129,930	3,444,444
JPMorgan Chase & Co.	465,099	15,418,032
Total		36,949,341
Insurance 7.9%
ACE Ltd.	269,144	19,467,185
Everest Re Group Ltd.	46,540	4,752,665
MetLife, Inc.	346,527	10,122,054
Travelers Companies, Inc. (The)	175,880	10,990,741
XL Group PLC	583,284	11,910,659
Total		57,243,304
TOTAL FINANCIALS		133,877,986
HEALTH CARE 13.6%
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	96,700	3,562,428

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.5%
Express Scripts Holding Co. (b)	70,600	$3,684,614
UnitedHealth Group, Inc.	187,016	10,429,882
WellPoint, Inc.	53,576	3,610,487
Total		17,724,983
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	140,450	5,710,697
Thermo Fisher Scientific, Inc.	164,765	8,317,337
Total		14,028,034
Pharmaceuticals 8.7%
Abbott Laboratories	80,819	4,993,806
Bristol-Myers Squibb Co.	264,619	8,822,398
Johnson & Johnson (a)	218,869	13,663,992
Merck & Co., Inc.	328,918	12,360,738
Novartis AG, ADR	73,326	3,815,152
Pfizer, Inc.	874,546	19,126,321
Total		62,782,407
TOTAL HEALTH CARE		98,097,852
INDUSTRIALS 14.0%
Aerospace & Defense 3.9%
Boeing Co. (The)	128,041	8,912,934
Honeywell International, Inc.	133,458	7,428,272
Lockheed Martin Corp.	57,013	4,720,676
United Technologies Corp.	98,364	7,289,756
Total		28,351,638
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	86,287	6,466,348
Airlines 1.0%
Delta Air Lines, Inc. (b)	153,167	1,853,321
United Continental Holdings, Inc. (a)(b)	194,677	4,900,020
Total		6,753,341
Electrical Equipment 0.3%
ABB Ltd., ADR (a)(b)	144,017	2,276,909
Industrial Conglomerates 2.9%
General Electric Co.	642,659	12,268,360
Tyco International Ltd.	165,466	8,796,173
Total		21,064,533
Machinery 4.7%
Caterpillar, Inc. (a)	116,585	10,215,178

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Deere & Co. (a)	61,384	$4,534,436
Eaton Corp.	131,099	5,592,683
Illinois Tool Works, Inc.	172,499	9,685,819
Parker Hannifin Corp.	47,923	3,917,226
Total		33,945,342
Road & Rail 0.3%
CSX Corp.	99,727	2,083,297
TOTAL INDUSTRIALS		100,941,408
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.3%
Cisco Systems, Inc.	578,845	9,452,539
Computers & Peripherals 1.0%
Apple, Inc. (b)	12,268	7,087,592
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	178,867	5,620,001
Internet Software & Services 0.2%
eBay, Inc. (b)	46,100	1,806,659
IT Services 3.1%
Accenture PLC, Class A	120,431	6,876,610
Mastercard, Inc., Class A	37,592	15,281,524
Total		22,158,134
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	492,162	12,717,466
Microchip Technology, Inc. (a)	80,577	2,499,498
Total		15,216,964
Software 4.6%
Microsoft Corp.	853,261	24,906,689
Oracle Corp.	324,028	8,577,021
Total		33,483,710
TOTAL INFORMATION TECHNOLOGY		94,825,599
MATERIALS 4.2%
Chemicals 3.3%
Air Products & Chemicals, Inc.	42,336	3,346,237
Dow Chemical Co. (The)	347,000	10,777,820

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
EI du Pont de Nemours & Co.	198,080	$9,559,341
Total		23,683,398
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	93,686	3,001,700
Nucor Corp. (a)	97,112	3,472,725
Total		6,474,425
TOTAL MATERIALS		30,157,823
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
AT&T, Inc. (a)	520,772	17,794,779
Deutsche Telekom AG, ADR	314,303	3,100,599
Verizon Communications, Inc.	178,190	7,419,832
Total		28,315,210
TOTAL TELECOMMUNICATION SERVICES		28,315,210
UTILITIES 2.7%
Electric Utilities 0.5%
Duke Energy Corp.	167,400	3,679,452
Multi-Utilities 2.2%
Dominion Resources, Inc.	69,200	3,602,552
PG&E Corp.	111,419	4,869,010
Sempra Energy	106,560	6,927,466
Total		15,399,028
TOTAL UTILITIES		19,078,480
Total Common Stocks (Cost: $640,677,354)		$707,526,558
	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	13,211,954	$13,211,954
Total Money Market Funds (Cost: $13,211,954)		$13,211,954

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.7%
Asset-Backed Commercial Paper 0.6%
Kells Funding LLC
06/04/12	0.501%	$3,994,722	$3,994,722
Total			3,994,722
Certificates of Deposit 1.1%
National Australia Bank
08/16/12	0.339%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			8,000,000
Commercial Paper 1.2%
Development Bank of Singapore Ltd.
08/02/12	0.551%	4,986,709	4,986,709
DnB NOR
08/30/12	0.489%	2,000,000	2,000,000
Westpac Securities NZ Ltd.
08/27/12	0.491%	1,995,508	1,995,508
Total			8,982,217
Repurchase Agreements 1.8%
BNP Paribas Securities Corp. dated 05/31/12, matures 06/01/12, repurchase price $7,607,569 (e)
	0.210%	7,607,524	7,607,524
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,035 (e)
	0.250%	5,000,000	5,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $628,104 (e)
	0.210%	628,100	628,100
Total			13,235,624
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,212,563)			$34,212,563
Total Investments
(Cost: $688,101,871) (f)			$754,951,075(g)
Other Assets & Liabilities, Net			(32,438,265)
Net Assets			$722,512,810

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$35,033,376	$653,097,097	$(674,918,519)	$—	$13,211,954	$14,223	$13,211,954

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$6,920,403
Ginnie Mae II Pool	839,272
Total Market Value of Collateral Securities	$7,759,675

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$392,407
Ginnie Mae II Pool	248,255
Total Market Value of Collateral Securities	$640,662

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $688,102,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$105,215,000
Unrealized Depreciation	(38,366,000)
Net Unrealized Appreciation	$66,849,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$73,051,290	$—	$—	$73,051,290
Consumer Staples	58,142,567	—	—	58,142,567
Energy	71,038,343	—	—	71,038,343
Financials	133,877,986	—	—	133,877,986
Health Care	98,097,852	—	—	98,097,852
Industrials	100,941,408	—	—	100,941,408
Information Technology	94,825,599	—	—	94,825,599
Materials	30,157,823	—	—	30,157,823
Telecommunication Services	28,315,210	—	—	28,315,210
Utilities	19,078,480	—	—	19,078,480
Total Equity Securities	707,526,558	—	—	707,526,558

Other
Money Market Funds	13,211,954	—	—	13,211,954
Investments of Cash Collateral Received for Securities on Loan	—	34,212,563	—	34,212,563
Total Other	13,211,954	34,212,563	—	47,424,517
Total	$720,738,512	$34,212,563	$—	$754,951,075

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico 21st Century Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 26.7%
Auto Components 1.0%
BorgWarner, Inc. (a)(b)	191,987	$13,775,067
Automobiles 0.9%
Tesla Motors, Inc. (a)(b)	414,479	12,227,130
Hotels, Restaurants & Leisure 6.7%
Chipotle Mexican Grill, Inc. (a)(b)	42,455	17,536,887
Vail Resorts, Inc. (a)	136,457	5,931,786
Wynn Resorts Ltd. (a)	392,527	40,445,982
Yum! Brands, Inc.	462,895	32,569,292
Total		96,483,947
Internet & Catalog Retail 4.0%
Amazon.com, Inc. (b)	90,203	19,205,121
priceline.com, Inc. (b)	60,629	37,922,833
Total		57,127,954
Media 1.0%
Viacom, Inc., Class B	314,764	15,023,686
Multiline Retail 1.8%
Dollar Tree, Inc. (a)(b)	254,598	26,269,422
Specialty Retail 9.2%
CarMax, Inc. (a)(b)	732,936	20,676,125
Limited Brands, Inc. (a)	284,071	12,601,390
O’Reilly Automotive, Inc. (a)(b)	191,917	18,383,729
Ross Stores, Inc.	925,297	58,506,529
Ulta Salon Cosmetics & Fragrance, Inc.	257,482	23,011,166
Total		133,178,939
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	205,596	30,592,685
TOTAL CONSUMER DISCRETIONARY		384,678,830
CONSUMER STAPLES 1.3%
Beverages 1.3%
Monster Beverage Corp. (b)	267,373	19,411,280
TOTAL CONSUMER STAPLES		19,411,280

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.3%
Energy Equipment & Services 5.7%
Halliburton Co.	1,048,606	$31,521,096
National Oilwell Varco, Inc.	767,660	51,241,305
Total		82,762,401
Oil, Gas & Consumable Fuels 3.6%
Kinder Morgan, Inc.	342,455	11,708,527
Occidental Petroleum Corp.	507,449	40,225,483
Total		51,934,010
TOTAL ENERGY		134,696,411
FINANCIALS 9.9%
Commercial Banks 7.2%
City National Corp. (a)	651,142	32,348,735
Columbia Banking System, Inc. (a)	756,879	13,714,647
First Horizon National Corp. (a)	1,736,852	14,728,505
PNC Financial Services Group, Inc.	694,036	42,627,691
Total		103,419,578
Consumer Finance 2.7%
Capital One Financial Corp. (a)	770,370	39,573,907
TOTAL FINANCIALS		142,993,485
HEALTH CARE 10.1%
Biotechnology 4.2%
Biogen Idec, Inc. (b)	399,722	52,263,651
Seattle Genetics, Inc. (a)(b)	409,956	7,985,943
Total		60,249,594
Health Care Equipment & Supplies 4.1%
Intuitive Surgical, Inc. (b)	83,850	43,861,935
Varian Medical Systems, Inc. (a)(b)	253,687	14,881,280
Total		58,743,215
Pharmaceuticals 1.8%
Abbott Laboratories	418,872	25,882,101
TOTAL HEALTH CARE		144,874,910
INDUSTRIALS 13.6%
Aerospace & Defense 3.9%
Precision Castparts Corp.	260,111	43,233,049
TransDigm Group, Inc. (b)	102,409	12,596,307
Total		55,829,356

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.6%
Sensata Technologies Holding NV (a)(b)	1,246,549	$38,281,520
Machinery 2.3%
Cummins, Inc. (a)	135,020	13,090,189
Stanley Black & Decker, Inc. (a)	295,262	19,561,108
Total		32,651,297
Professional Services 1.2%
Nielsen Holdings NV (b)	603,333	16,736,457
Road & Rail 3.0%
CSX Corp.	2,048,314	42,789,279
Trading Companies & Distributors 0.6%
WW Grainger, Inc.	48,710	9,432,692
TOTAL INDUSTRIALS		195,720,601
INFORMATION TECHNOLOGY 21.9%
Computers & Peripherals 7.2%
Apple, Inc. (b)	171,980	99,358,005
Fusion-io, Inc. (a)(b)	176,593	3,687,262
Total		103,045,267
Internet Software & Services 4.7%
Bankrate, Inc. (a)(b)	1,123,609	19,528,324
Facebook, Inc., Class A (b)	502,363	14,885,016
Google, Inc., Class A (b)	43,294	25,147,753
LinkedIn Corp., Class A (a)(b)	85,759	8,241,440
Total		67,802,533
IT Services 4.2%
Accenture PLC, Class A (a)	688,896	39,335,962
Mastercard, Inc., Class A	51,799	21,056,811
Total		60,392,773
Software 5.8%
ANSYS, Inc. (a)(b)	372,360	23,039,775
Check Point Software Technologies Ltd. (a)(b)	271,252	13,898,953
Red Hat, Inc. (b)	391,266	20,103,247
VMware, Inc., Class A (b)	292,100	27,168,221
Total		84,210,196
TOTAL INFORMATION TECHNOLOGY		315,450,769

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS 3.9%
Chemicals 3.9%
LyondellBasell Industries NV, Class A		574,308	$22,662,193
Monsanto Co.		431,884	33,341,445
Total			56,003,638
TOTAL MATERIALS			56,003,638
Total Common Stocks (Cost: $1,087,817,554)			$1,393,829,924

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (b)		523,456	$1,193,480
TOTAL ENERGY			1,193,480
Total Warrants (Cost: $968,681)			$1,193,480

		Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.161% (c)(d)		34,890,272	$34,890,272
Total Money Market Funds (Cost: $34,890,272)			$34,890,272

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.4%
Asset-Backed Commercial Paper 2.2%
Antalis US Funding Corp.
06/07/12	0.310%	9,999,397	$9,999,397
Atlantis One
09/10/12	0.592%	2,991,150	2,991,150
10/11/12	0.541%	1,994,510	1,994,510
Barton Capital Corporation
06/07/12	0.250%	5,999,708	5,999,708
Kells Funding LLC
06/04/12	0.501%	4,993,403	4,993,403
07/02/12	0.601%	4,989,250	4,989,250
Total			30,967,418

Certificates of Deposit 10.4%
ABM AMRO Bank N.V.
08/07/12	0.450%	2,996,629	2,996,629

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Australia and New Zealand Bank Group, Ltd.
08/16/12	0.620%	$5,000,000	$5,000,000
Bank of Nova Scotia
07/26/12	0.319%	10,000,000	10,000,000
Barclays Bank PLC
07/18/12	0.280%	10,000,000	10,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	10,000,000	10,000,000
Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000
DZ Bank AG
07/27/12	0.320%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	6,000,000	6,000,000
DnB NOR ASA
09/14/12	0.530%	3,000,000	3,000,000
Hong Kong Shanghai Bank Corp., Ltd.
06/25/12	0.240%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.298%	4,999,800	4,999,800
National Bank of Canada
11/09/12	0.299%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000
11/09/12	0.519%	5,000,000	5,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	7,974,461	7,974,461
Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.479%	10,000,000	10,000,000
Total			149,970,890

Commercial Paper 3.1%
Bank of New Zealand
11/02/12	0.359%	5,000,000	5,000,000
Caisse des Depots
08/31/12	0.360%	4,995,400	4,995,400

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
10/05/12	0.562%	$1,994,307	$1,994,307
Credit Suisse
06/29/12	0.360%	2,996,940	2,996,940
DnB NOR
10/10/12	0.511%	4,987,038	4,987,038
Erste Abwicklungsanstalt
08/28/12	0.390%	4,994,800	4,994,800
Macquarie Bank Ltd.
10/19/12	0.980%	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
07/03/12	0.315%	4,997,331	4,997,331
Suncorp Metway Ltd.
06/04/12	0.450%	4,996,062	4,996,062
07/23/12	0.460%	4,995,975	4,995,975
Total			44,957,853

Repurchase Agreements 5.7%
Citibank NA Dated 05/31/12, matures 06/01/12, Repurchase price $13,000,076 (e)
	0.210%	13,000,000	13,000,000
Citigroup Global Markets, Inc. Dated 05/31/12, matures 06/01/12, Repurchase price $5,000,031 (e)
	0.220%	5,000,000	5,000,000
Goldman Sachs & Co. (e)
Dated 05/29/12, matures 06/05/12,
Repurchase price $15,000,396
	0.190%	15,000,000	15,000,000
Dated 05/31/12, matures 06/01/12,
Repurchase price $10,000,058
	0.210%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $7,000,049 (e)
	0.250%	7,000,000	7,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,067 (e)
	0.240%	10,000,000	10,000,000
Societe Generale dated 5/31/12, matures 6/01/12, repurchase price $10,000,058 (e)
	0.210%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $12,303,493 (e)
	0.210%	$12,303,421	$12,303,421
Total			82,303,421

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $308,199,582)	$308,199,582
Total Investments
(Cost: $1,431,876,089) (f)	$1,738,113,258(g)
Other Assets & Liabilities, Net	(296,412,094)
Net Assets	$1,441,701,164

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$197,285,228	$(162,394,956)	$—	$34,890,272	$8,993	$34,890,272

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.210%)

Security Description	Value
Fannie Mae Pool	$6,503,649
Fannie Mae REMICS	3,072,240
Ginnie Mae I Pool	3,684,111
Total Market Value of Collateral Securities	$13,260,000

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$25,133
Fannie Mae REMICS	1,979,305
Fannie Mae-Aces	41,059
Freddie Mac Reference REMIC	11,036
Freddie Mac REMICS	2,518,595
Government National Mortgage Association	524,872
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$8,107,002
Ginnie Mae II Pool	2,092,998
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.190%)

Security Description	Value
Fannie Mae Pool	$10,053,286
Freddie Mac Gold Pool	5,101,882
Freddie Mac Non Gold Pool	144,832
Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$212,582
Fannie Mae Pool	16,425
Fannie Mae REMICS	3,598,266
Fannie Mae Whole Loan	248,169
FHLMC Structured Pass Through Securities	113,334
Freddie Mac Non Gold Pool	496,466
Freddie Mac REMICS	471,914
Ginnie Mae II Pool	1,982,844
Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$844,497
Fannie Mae REMICS	2,720,294
Fannie Mae-Aces	33,000
Freddie Mac Gold Pool	1,146,583
Freddie Mac REMICS	2,240,132
Government National Mortgage Association	2,231,988
United States Treasury Note/Bond	983,574
Total Market Value of Collateral Securities	$10,200,068

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$5,615,757
Freddie Mac Gold Pool	4,584,243
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$7,686,594
Ginnie Mae II Pool	4,862,896
Total Market Value of Collateral Securities	$12,549,490

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,431,876,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$350,161,000
Unrealized Depreciation	(43,924,000)
Net Unrealized Appreciation	$306,237,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$384,678,830	$—	$—	$384,678,830
Consumer Staples	19,411,280	—	—	19,411,280
Energy	134,696,411	—	—	134,696,411
Financials	142,993,485	—	—	142,993,485
Health Care	144,874,910	—	—	144,874,910
Industrials	195,720,601	—	—	195,720,601
Information Technology	315,450,769	—	—	315,450,769
Materials	56,003,638	—	—	56,003,638
Warrants
Energy	1,193,480	—	—	1,193,480
Total Equity Securities	1,395,023,404	—	—	1,395,023,404

Other
Money Market Funds	34,890,272	—	—	34,890,272
Investments of Cash Collateral Received for Securities on Loan	—	308,199,582	—	308,199,582
Total Other	34,890,272	308,199,582	—	343,089,854
Total	$1,429,913,676	$308,199,582	$—	$1,738,113,258

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Focused Equities Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 30.9%
Automobiles 1.1%
Tesla Motors, Inc. (a)(b)	739,373	$21,811,504
Hotels, Restaurants & Leisure 11.2%
Chipotle Mexican Grill, Inc. (a)(b)	116,444	48,099,523
McDonald’s Corp.	622,478	55,612,184
Starbucks Corp.	1,077,453	59,141,395
Wynn Resorts Ltd.	493,466	50,846,737
Total		213,699,839
Internet & Catalog Retail 3.9%
priceline.com, Inc. (b)	119,603	74,810,481
Multiline Retail 4.5%
Dollar General Corp. (b)	1,749,989	85,591,962
Specialty Retail 6.0%
Home Depot, Inc. (The)	1,378,542	68,017,262
TJX Companies, Inc.	1,073,715	45,589,939
Total		113,607,201
Textiles, Apparel & Luxury Goods 4.2%
Nike, Inc., Class B	737,795	79,814,663
TOTAL CONSUMER DISCRETIONARY		589,335,650
CONSUMER STAPLES 4.4%
Beverages 0.8%
Anheuser-Busch InBev NV ADR	214,625	14,530,113
Food Products 3.6%
Mead Johnson Nutrition Co.	858,283	69,297,769
TOTAL CONSUMER STAPLES		83,827,882
ENERGY 7.7%
Energy Equipment & Services 2.8%
Halliburton Co.	1,816,561	54,605,823
Oil, Gas & Consumable Fuels 4.9%
Kinder Morgan, Inc.	1,355,973	46,360,717
Occidental Petroleum Corp.	585,803	46,436,604
Total		92,797,321
TOTAL ENERGY		147,403,144

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 7.4%
Commercial Banks 7.4%
U.S. Bancorp	1,905,626	$59,284,025
Wells Fargo & Co.	2,558,786	82,009,091
Total		141,293,116
TOTAL FINANCIALS		141,293,116
HEALTH CARE 14.2%
Biotechnology 4.6%
Biogen Idec, Inc. (b)	673,689	88,084,837
Health Care Providers & Services 2.8%
Express Scripts Holding Co. (b)	1,028,857	53,696,047
Pharmaceuticals 6.8%
Allergan, Inc.	898,990	81,133,847
Bristol-Myers Squibb Co.	1,413,900	47,139,426
Total		128,273,273
TOTAL HEALTH CARE		270,054,157
INDUSTRIALS 9.0%
Aerospace & Defense 3.3%
Precision Castparts Corp.	373,088	62,010,957
Machinery 2.8%
Cummins, Inc.	551,518	53,469,670
Road & Rail 2.9%
Union Pacific Corp.	498,238	55,503,713
TOTAL INDUSTRIALS		170,984,340
INFORMATION TECHNOLOGY 23.2%
Communications Equipment 3.3%
QUALCOMM, Inc.	1,118,716	64,113,614
Computers & Peripherals 8.9%
Apple, Inc. (b)	292,703	169,103,304
Internet Software & Services 4.5%
Baidu, Inc., ADR (b)	559,922	65,942,014
Facebook, Inc., Class A (a)(b)	654,024	19,378,731
Total		85,320,745

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 5.3%
Accenture PLC, Class A		845,116	$48,256,124
Visa, Inc., Class A		458,142	52,777,958
Total			101,034,082
Software 1.2%
VMware, Inc., Class A (a)(b)		255,132	23,729,827
TOTAL INFORMATION TECHNOLOGY			443,301,572
MATERIALS 3.1%
Chemicals 3.1%
Monsanto Co.		763,839	58,968,371
TOTAL MATERIALS			58,968,371
Total Common Stocks (Cost: $1,455,874,332)			$1,905,168,232

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.2%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
06/04/12	0.501%	4,993,403	$4,993,403
Certificates of Deposit 1.3%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	$2,996,707	$2,996,707
Barclays Bank PLC
07/18/12	0.280%	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
National Australia Bank
08/16/12	0.339%	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			23,991,601
Commercial Paper 0.5%
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	4,997,250	4,997,250
Suncorp Metway Ltd.
06/05/12	0.460%	4,996,103	4,996,103
Total			9,993,353
Repurchase Agreements 0.1%
UBS Securities LLC dated 05/31/12, matures 06/1/12, repurchase price $2,083,551 (c)
	0.210%	2,083,538	2,083,538
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $41,061,895)			$41,061,895
Total Investments
(Cost: $1,496,936,227) (d)			$1,946,230,127(e)
Other Assets & Liabilities, Net			(40,620,205)
Net Assets			$1,905,609,922

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$1,301,696
Ginnie Mae II Pool	823,513
Total Market Value of Collateral Securities	$2,125,209

(d)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,496,936,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$504,787,000
Unrealized Depreciation	(55,493,000)
Net Unrealized Appreciation	$449,294,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$115,542,763	$231,805,919	$(347,348,682)	$—	$—	$11,331	$—

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$589,335,650	$—	$—	$589,335,650
Consumer Staples	83,827,882	—	—	83,827,882
Energy	147,403,144	—	—	147,403,144
Financials	141,293,116	—	—	141,293,116
Health Care	270,054,157	—	—	270,054,157
Industrials	170,984,340	—	—	170,984,340
Information Technology	443,301,572	—	—	443,301,572
Materials	58,968,371	—	—	58,968,371
Total Equity Securities	1,905,168,232	—	—	1,905,168,232

Other
Investments of Cash Collateral Received for Securities on Loan	—	41,061,895	—	41,061,895
Total Other	—	41,061,895	—	41,061,895
Total	$1,905,168,232	$41,061,895	$—	$1,946,230,127

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Global Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 86.7%
ARGENTINA 1.6%
MercadoLibre, Inc.	2,135	$149,962
BELGIUM 2.9%
Anheuser-Busch InBev NV	3,860	261,316
BRAZIL 1.7%
BR Malls Participacoes SA	14,300	157,758
CHINA 5.1%
Baidu, Inc., ADR (a)	1,417	166,880
Wynn Macau Ltd.	119,727	293,206
Total		460,086
GERMANY 1.4%
Bayerische Motoren Werke AG	1,676	126,622
HONG KONG 1.8%
Hang Lung Properties Ltd.	51,000	162,262
IRELAND 2.6%
Accenture PLC, Class A	4,140	236,394
ITALY 2.9%
Prada SpA	42,800	263,011
JAPAN 3.0%
FANUC CORP.	1,600	274,955
NETHERLANDS 2.5%
Sensata Technologies Holding NV (a)	7,263	223,047
SOUTH KOREA 4.6%
Samsung Electronics Co., Ltd.	408	418,194
SPAIN 2.1%
Inditex SA	2,269	187,472
SWITZERLAND 6.4%
Cie Financiere Richemont SA, Class A	5,675	323,376

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Nestlé SA, Registered Shares	3,066	$173,762
Roche Holding AG, Genusschein Shares	538	83,966
Total		581,104
UNITED STATES 48.1%
Apple, Inc. (a)	1,171	676,522
Biogen Idec, Inc. (a)	2,033	265,815
Chipotle Mexican Grill, Inc. (a)	275	113,594
Citigroup, Inc.	3,899	103,363
Cummins, Inc.	1,235	119,733
Facebook, Inc., Class A (a)	3,029	89,749
Halliburton Co.	3,324	99,919
Home Depot, Inc. (The)	5,086	250,943
Intuitive Surgical, Inc. (a)	491	256,842
lululemon athletica, Inc. (a)	2,495	181,237
Mead Johnson Nutrition Co.	3,384	273,224
Occidental Petroleum Corp.	2,359	186,998
Perrigo Co.	1,373	142,641
Precision Castparts Corp.	1,016	168,869
priceline.com, Inc. (a)	382	238,937
Pricesmart, Inc.	1,139	76,974
Starbucks Corp.	5,214	286,196
Starwood Hotels & Resorts Worldwide, Inc.	1,248	65,957
Tesla Motors, Inc. (a)	2,021	59,620
TJX Companies, Inc.	6,495	275,778
Wells Fargo & Co.	8,100	259,605
WW Grainger, Inc.	879	170,218
Total		4,362,734
Total Common Stocks (Cost: $6,901,394)		$7,864,917

	Shares	Value

Money Market Funds 12.3%
Columbia Short-Term Cash Fund, 0.161% (b)(c)	1,115,110	$1,115,110
Total Money Market Funds (Cost: $1,115,110)		$1,115,110
Total Investments
(Cost: $8,016,504) (d)		$8,980,027(e)
Other Assets & Liabilities, Net		93,777
Net Assets		$9,073,804

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(c)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$162,080	$2,234,311	$(1,281,281)	$—	$1,115,110	$317	$1,115,110

(d)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $8,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,150,000
Unrealized Depreciation	(187,000)
Net Unrealized Appreciation	$963,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 29, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at  May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$1,472,261	$1,193,687	$—	$2,665,948
Consumer Staples	350,198	435,077	—	785,275
Energy	286,917	—	—	286,917
Financials	520,726	162,262	—	682,988
Health Care	665,298	83,966	—	749,264
Industrials	681,868	274,955	—	956,823
Information Technology	1,319,508	418,194	—	1,737,702
Total Equity Securities	5,296,776	2,568,141	—	7,864,917

Other
Money Market Funds	1,115,110	—	—	1,115,110
Total Other	1,115,110	—	—	1,115,110
Total	$6,411,886	$2,568,141	$—	$8,980,027

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.4%
CONSUMER DISCRETIONARY 33.4%
Hotels, Restaurants & Leisure 10.0%

McDonald’s Corp.	891,863	$79,679,041
Starbucks Corp. (a)	1,498,953	82,277,530
Wynn Resorts Ltd.	621,617	64,051,416
Yum! Brands, Inc.	838,115	58,969,771
Total		284,977,758
Internet & Catalog Retail 4.8%
Amazon.com, Inc. (b)	146,305	31,149,797
priceline.com, Inc. (b)	166,165	103,934,546
Total		135,084,343
Multiline Retail 0.5%
Dollar Tree, Inc. (a)(b)	143,558	14,812,315
Specialty Retail 11.5%
AutoZone, Inc. (b)	79,197	30,115,451
Home Depot, Inc. (The)	1,138,914	56,194,017
Limited Brands, Inc.	750,503	33,292,313
O’Reilly Automotive, Inc. (b)	520,220	49,831,874
TJX Companies, Inc.	3,681,668	156,323,623
Total		325,757,278
Textiles, Apparel & Luxury Goods 6.6%
Cie Financiere Richemont SA, ADR	5,010,300	28,458,504
Coach, Inc.	629,698	42,473,130
Deckers Outdoor Corp. (a)(b)	248,945	13,858,768
lululemon athletica, Inc. (a)(b)	203,064	14,750,569
Nike, Inc., Class B	817,567	88,444,398
Total		187,985,369
TOTAL CONSUMER DISCRETIONARY		948,617,063
CONSUMER STAPLES 3.9%
Beverages 0.8%
Anheuser-Busch InBev NV, ADR (a)	319,482	21,628,931
Food Products 2.0%
Mead Johnson Nutrition Co.	717,917	57,964,619
Personal Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	563,963	30,538,596
TOTAL CONSUMER STAPLES		110,132,146

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.3%
Energy Equipment & Services 5.0%

Halliburton Co.	2,521,128	$75,785,108
National Oilwell Varco, Inc.	1,019,226	68,033,335
Total		143,818,443
Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp.	209,977	12,808,597
Continental Resources, Inc. (a)(b)	188,926	13,765,148
Occidental Petroleum Corp.	841,714	66,722,669
Total		93,296,414
TOTAL ENERGY		237,114,857
FINANCIALS 5.5%
Commercial Banks 5.5%
U.S. Bancorp	2,420,374	75,297,835
Wells Fargo & Co.	2,519,981	80,765,391
Total		156,063,226
TOTAL FINANCIALS		156,063,226
HEALTH CARE 9.4%
Biotechnology 3.2%
Biogen Idec, Inc. (b)	707,045	92,446,133
Health Care Providers & Services 3.0%
Express Scripts Holding Co. (b)	1,630,904	85,116,880
Pharmaceuticals 3.2%
Allergan, Inc.	495,803	44,746,221
Bristol-Myers Squibb Co.	1,350,380	45,021,669
Total		89,767,890
TOTAL HEALTH CARE		267,330,903
INDUSTRIALS 9.4%
Aerospace & Defense 2.0%
Precision Castparts Corp.	346,366	57,569,493
Electrical Equipment 0.9%
Rockwell Automation, Inc.	359,103	26,038,559
Industrial Conglomerates 0.5%
Danaher Corp.	274,255	14,253,032

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.6%
Cummins, Inc.	468,205	$45,392,475
Road & Rail 3.3%
Union Pacific Corp.	838,515	93,410,571
Trading Companies & Distributors 1.1%
WW Grainger, Inc.	156,922	30,387,945
TOTAL INDUSTRIALS		267,052,075
INFORMATION TECHNOLOGY 21.8%
Communications Equipment 2.0%
QUALCOMM, Inc.	1,004,007	57,539,641
Computers & Peripherals 7.3%
Apple, Inc. (b)	360,249	208,126,655
Internet Software & Services 5.9%
Baidu, Inc., ADR (b)	622,381	73,297,810
Facebook, Inc., Class A (a)(b)	974,790	28,883,028
Google, Inc., Class A (b)	50,777	29,494,328
LinkedIn Corp., Class A (a)(b)	209,393	20,122,667
Youku, Inc., ADR (a)(b)	654,272	15,571,674
Total		167,369,507
IT Services 4.5%
Accenture PLC, Class A	1,243,996	71,032,172
Visa, Inc., Class A	498,646	57,444,019
Total		128,476,191
Software 2.1%
Check Point Software Technologies Ltd. (a)(b)	820,350	42,034,734
VMware, Inc., Class A (a)(b)	188,991	17,578,053
Total		59,612,787
TOTAL INFORMATION TECHNOLOGY		621,124,781
MATERIALS 3.7%
Chemicals 3.7%
Monsanto Co.	818,812	63,212,287

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Praxair, Inc.	395,564	$42,024,719
Total		105,237,006
TOTAL MATERIALS		105,237,006
Total Common Stocks (Cost: $2,012,253,799)		$2,712,672,057

Preferred Stocks 0.7%
FINANCIALS 0.7%
Commercial Banks 0.7%
Wells Fargo & Co., 8.000%	687,425	$19,983,444
TOTAL FINANCIALS		19,983,444
Total Preferred Stocks (Cost: $13,207,874)		$19,983,444

	Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	109,585,198	$109,585,198
Total Money Market Funds (Cost: $109,585,198)		$109,585,198

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.3%
Asset-Backed Commercial Paper 0.2%
Antalis US Funding Corp.
06/07/12	0.310%	4,999,699	$4,999,699
Total			4,999,699
Certificates of Deposit 0.6%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	1,997,805
DZ Bank AG
07/27/12	0.320%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/29/12	0.240%	5,000,000	5,000,000
National Australia Bank
08/16/12	0.339%	3,000,000	3,000,000
Natixis
06/05/12	0.250%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)

Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	$4,000,000	$4,000,000
Total			18,997,805
Commercial Paper 0.2%
Development Bank of Singapore Ltd.
08/02/12	0.551%	3,989,367	3,989,367
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	999,450	999,450
Total			4,988,817

Repurchase Agreements 3.3%

Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,061 (e)
	0.220%	10,000,000	10,000,000
Deutsche Bank AG dated 05/30/12, matures 06/06/12, repurchase price $15,000,350 (e)
	0.140%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Goldman Sachs & Co. dated 05/29/12, matures 06/05/12, repurchase price $20,000,528 (e)
	0.190%	$20,000,000	$20,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $25,000,167 (e)
	0.240%	25,000,000	25,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $10,000,064 (e)
	0.230%	10,000,000	10,000,000
Societe Generale dated 05/31/12, matures 06/01/12, repurchase price $10,000,058 (e)
	0.210%	10,000,000	10,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $3,833,102 (e)
	0.210%	3,833,080	3,833,080
Total			93,833,080

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $122,819,401)			$122,819,401

Total Investments
(Cost: $2,257,866,272) (f)			$2,965,060,100(g)
Other Assets & Liabilities, Net			(121,229,413)
Net Assets			$2,843,830,687

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$43,906,157	$641,890,548	$(576,211,507)	$—	$109,585,198	$37,558	$109,585,198

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$50,267
Fannie Mae REMICS	3,958,609
Fannie Mae-Aces	82,117
Freddie Mac Reference REMIC	22,071
Freddie Mac REMICS	5,037,192
Government National Mortgage Association	1,049,744
Total Market Value of Collateral Securities	$10,200,000

Deutsche Bank AG (0.140%)

Security Description	Value
United States Treasury Bill	$1,080,869
United States Treasury Note/Bond	1,908,894
United States Treasury Strip Coupon	12,310,242
Total Market Value of Collateral Securities	$15,300,005

Goldman Sachs & Co. (0.190%)

Security Description	Value
Fannie Mae Pool	$13,404,381
Freddie Mac Gold Pool	6,802,510
Freddie Mac Non Gold Pool	193,109
Total Market Value of Collateral Securities	$20,400,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$2,111,244
Fannie Mae REMICS	6,800,736
Fannie Mae-Aces	82,501
Freddie Mac Gold Pool	2,866,457
Freddie Mac REMICS	5,600,329
Government National Mortgage Association	5,579,970
United States Treasury Note/Bond	2,458,934
Total Market Value of Collateral Securities	$25,500,171

Nomura Securities (0.230%)

Security Description	Value
Fannie Mae Pool	$4,357,194
Freddie Mac Gold Pool	2,265,288
Ginnie Mae II Pool	3,577,518
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$5,615,757
Freddie Mac Gold Pool	4,584,243
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$2,394,726
Ginnie Mae II Pool	1,515,015
Total Market Value of Collateral Securities	$3,909,741

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $2,257,866,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$809,021,000
Unrealized Depreciation	(101,827,000)
Net Unrealized Appreciation	$707,194,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$948,617,063	$—	$—	$948,617,063
Consumer Staples	110,132,146	—	—	110,132,146
Energy	237,114,857	—	—	237,114,857
Financials	156,063,226	—	—	156,063,226
Health Care	267,330,903	—	—	267,330,903
Industrials	267,052,075	—	—	267,052,075
Information Technology	621,124,781	—	—	621,124,781
Materials	105,237,006	—	—	105,237,006
Preferred Stocks
Financials	19,983,444	—	—	19,983,444
Total Equity Securities	2,732,655,501	—	—	2,732,655,501

Other
Money Market Funds	109,585,198	—	—	109,585,198
Investments of Cash Collateral Received for Securities on Loan	—	122,819,401	—	122,819,401
Total Other	109,585,198	122,819,401	—	232,404,599
Total	$2,842,240,699	$122,819,401	$—	$2,965,060,100

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico International Opportunities Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
ARGENTINA 1.5%
MercadoLibre, Inc.	89,008	$ 6,251,922
BELGIUM 2.2%
Anheuser-Busch InBev NV	136,612	9,248,414
BRAZIL 1.5%
BR Malls Participacoes SA	564,600	6,228,698
CANADA 4.3%
Canadian National Railway Co.	137,081	11,232,417
IMAX Corp. (a)(b)	121,179	2,573,842
Pacific Rubiales Energy Corp.	172,649	4,528,307
Total		18,334,566
CHINA 7.2%
Baidu, Inc., ADR (a)	85,305	10,046,370
Belle International Holdings Ltd. (b)	3,922,000	6,278,689
China Unicom Hong Kong Ltd.	7,452,000	10,214,301
CNOOC Ltd.	2,228,300	4,018,781
Total		30,558,141
DENMARK 2.1%
Novo Nordisk A/S, Class B	65,821	8,799,079
FRANCE 3.6%
Pernod-Ricard SA	48,312	4,719,287
Schneider Electric SA	114,969	6,122,798
Unibail-Rodamco SE	26,651	4,402,651
Total		15,244,736
GERMANY 4.9%
Adidas AG (b)	95,570	7,112,794
Bayerische Motoren Werke AG (b)	104,375	7,885,550
Kabel Deutschland Holding AG (a)	102,639	5,822,777
Total		20,821,121
HONG KONG 2.8%
AIA Group Ltd.	1,326,200	4,311,724
Hang Lung Properties Ltd.	2,338,000	7,438,610
Total		11,750,334
IRELAND 3.7%
Accenture PLC, Class A	160,120	9,142,852
CRH PLC	383,122	6,512,858
Total		15,655,710

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.8%
Check Point Software Technologies Ltd. (a)(b)	148,388	$ 7,603,401
JAPAN 13.1%
Canon, Inc. (b)	220,100	8,782,319
FANUC CORP.	55,000	9,451,565
Honda Motor Co., Ltd.	352,600	11,208,550
Hoya Corp.	218,100	4,668,800
Marubeni Corp.	971,000	6,198,853
Rakuten, Inc.	8,409	8,989,716
Sumitomo Realty & Development Co., Ltd.	299,000	6,257,787
Total		55,557,590
MEXICO 0.8%
Wal-Mart de Mexico SAB de CV, Class V (b)	1,495,800	3,585,701
NETHERLANDS 8.5%
ASML Holding NV	153,099	7,023,290
LyondellBasell Industries NV, Class A	255,072	10,065,141
Sensata Technologies Holding NV (a)(b)	308,513	9,474,434
Yandex NV, Class A (a)(b)	208,245	4,150,323
Ziggo NV (a)	184,576	5,249,251
Total		35,962,439
SOUTH KOREA 2.6%
Samsung Electronics Co., Ltd.	10,887	11,159,020
SPAIN 1.6%
Inditex SA	83,035	6,860,598
SWEDEN 3.0%
Elekta AB, Class B	55,305	2,651,625
Millicom International Cellular SA, SDR	117,970	10,092,691
Total		12,744,316
SWITZERLAND 9.1%
Julius Baer Group Ltd. (a)	274,625	8,611,806
Nestlé SA, Registered Shares	194,352	11,014,647
Roche Holding AG, Genusschein Shares	70,351	10,979,782
Swatch Group AG (The)	21,289	8,185,970
Total		38,792,205

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	651,160	$8,940,427
UNITED KINGDOM 17.6%
ARM Holdings PLC	663,205	5,177,097
British Sky Broadcasting Group PLC	1,118,367	11,858,556
Reed Elsevier PLC	597,098	4,398,783
Rolls-Royce Holdings PLC (a)	379,853	4,812,230
Shire PLC	326,261	9,191,796
Standard Chartered PLC	511,375	10,316,638
Tullow Oil PLC	445,457	9,762,576
Weir Group PLC (The)	249,365	5,933,922
Whitbread PLC	233,481	6,703,837
Xstrata PLC	454,955	6,468,355
Total		74,623,790
UNITED STATES 3.7%
Perrigo Co. (b)	66,226	6,880,219
Wynn Resorts Ltd.	86,234	8,885,552
Total		15,765,771
Total Common Stocks (Cost: $382,123,297)		$414,487,979

Preferred Stocks —%

UNITED KINGDOM —%
Rolls-Royce Holdings PLC (a)	40,264,418	$62,055
Total Preferred Stocks (Cost: $42,013)		$62,055

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	9,320,481	$9,320,481
Total Money Market Funds (Cost: $9,320,481)		$9,320,481

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.1%

Certificates of Deposit 0.5%
N.V. Bank Nederlandse Gemeenten
06/11/12	0.220%	$2,000,000	$2,000,000

Repurchase Agreements 5.6%
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,069 (e)
	0.250%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,033 (e)
	0.240%	5,000,000	5,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $5,000,032 (e)
	0.230%	5,000,000	5,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $4,006,642 (e)
	0.210%	4,006,619	4,006,619
Total			24,006,619

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $26,006,619)			$26,006,619

Total Investments
(Cost: $417,492,410) (f)			$449,877,134(g)
Other Assets & Liabilities, Net			(25,534,807)
Net Assets			$424,342,327

(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,488,856	$56,906,641	$(58,075,016)	$—	$9,320,481	$3,372	$9,320,481

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$303,689
Fannie Mae Pool	23,466
Fannie Mae REMICS	5,140,381
Fannie Mae Whole Loan	354,526
FHLMC Structured Pass Through Securities	161,905
Freddie Mac Non Gold Pool	709,237
Freddie Mac REMICS	674,162
Ginnie Mae II Pool	2,832,634
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$422,249
Fannie Mae REMICS	1,360,147
Fannie Mae-Aces	16,500
Freddie Mac Gold Pool	573,291
Freddie Mac REMICS	1,120,066
Government National Mortgage Association	1,115,994
United States Treasury Note/Bond	491,787
Total Market Value of Collateral Securities	$5,100,034

Nomura Securities (0.230%)

Security Description	Value
Fannie Mae Pool	$2,178,597
Freddie Mac Gold Pool	1,132,644
Ginnie Mae II Pool	1,788,759
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$2,503,145
Ginnie Mae II Pool	1,583,606
Total Market Value of Collateral Securities	$4,086,751

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $417,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,357,000
Unrealized Depreciation	(21,972,000)
Net Unrealized Appreciation	$32,385,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$11,459,393	$85,305,817	$—	$96,765,210
Consumer Staples	3,585,701	24,982,349	—	28,568,050
Energy	4,528,307	13,781,357	—	18,309,664
Financials	6,228,698	41,339,215	—	47,567,913
Health Care	6,880,219	31,622,283	—	38,502,502
Industrials	20,706,851	32,519,369	—	53,226,220
Information Technology	46,135,295	36,810,526	—	82,945,821
Materials	10,065,141	12,981,214	—	23,046,355
Telecommunication Services	—	25,556,244	—	25,556,244
Preferred Stocks
Industrials	—	62,055	—	62,055
Total Equity Securities	109,589,605	304,960,429	—	414,550,034

Other
Money Market Funds	9,320,481	—	—	9,320,481
Investments of Cash Collateral Received for Securities on Loan	—	26,006,619	—	26,006,619
Total Other	9,320,481	26,006,619	—	35,327,100
Total	$118,910,086	$330,967,048	$—	$449,877,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 13.3%
Auto Components 0.3%
Gentex Corp.	258,467	$ 5,763,814
Automobiles 0.1%
Thor Industries, Inc.	78,699	2,419,994
Distributors 0.5%
LKQ Corp. (a)	264,187	9,626,974
Diversified Consumer Services 0.8%
ITT Educational Services, Inc. (a)(b)	32,469	1,847,486
Matthews International Corp., Class A	50,892	1,532,867
Regis Corp.	101,620	1,860,662
Service Corp. International	397,396	4,550,184
Sotheby’s	121,099	3,693,520
Strayer Education, Inc. (b)	20,476	1,839,769
Total		15,324,488
Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc. (a)	76,972	3,583,047
Bob Evans Farms, Inc.	52,280	2,119,431
Brinker International, Inc.	140,886	4,552,027
Cheesecake Factory, Inc. (The) (a)	98,014	3,179,574
International Speedway Corp., Class A	50,106	1,204,548
Life Time Fitness, Inc. (a)	76,247	3,267,947
Panera Bread Co., Class A (a)	53,314	7,834,492
Scientific Games Corp., Class A (a)	104,591	893,207
Wendy’s Co. (The)	531,650	2,440,274
WMS Industries, Inc. (a)	99,225	2,037,089
Total		31,111,636
Household Durables 1.7%
KB Home (b)	129,385	938,041
MDC Holdings, Inc.	67,967	1,952,012
Mohawk Industries, Inc. (a)	102,464	6,977,798
NVR, Inc. (a)	9,072	7,301,146
Tempur-Pedic International, Inc. (a)	114,458	5,289,104
Toll Brothers, Inc. (a)	263,038	7,175,677
Tupperware Brands Corp.	100,701	5,442,889
Total		35,076,667
Internet & Catalog Retail 0.1%
HSN, Inc.	70,611	2,746,768
Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	122,806	9,329,572

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Media 1.1%
AMC Networks, Inc., Class A (a)	103,132	$ 3,979,864
Cinemark Holdings, Inc.	182,334	4,204,622
DreamWorks Animation SKG, Inc., Class A (a)(b)	128,140	2,279,611
John Wiley & Sons, Inc., Class A	84,455	3,842,703
Lamar Advertising Co., Class A (a)	105,176	2,588,381
Meredith Corp. (b)	66,692	1,973,416
New York Times Co. (The), Class A (a)	217,517	1,446,488
Scholastic Corp.	45,124	1,216,092
Valassis Communications, Inc. (a)	76,618	1,525,464
Total		23,056,641
Multiline Retail 0.2%
Saks, Inc. (a)(b)	279,611	2,756,964
Specialty Retail 4.9%
Aaron’s, Inc.	136,395	3,621,287
Advance Auto Parts, Inc.	130,826	9,542,448
Aeropostale, Inc. (a)	144,863	2,679,966
American Eagle Outfitters, Inc.	347,563	6,711,442
ANN, Inc. (a)	86,730	2,332,170
Ascena Retail Group, Inc. (a)	241,880	4,578,788
Barnes & Noble, Inc. (a)(b)	73,407	1,206,077
Chico’s FAS, Inc.	300,814	4,394,893
Collective Brands, Inc. (a)	108,669	2,311,390
Dick’s Sporting Goods, Inc.	173,253	8,056,264
Foot Locker, Inc.	271,293	8,610,840
Guess?, Inc.	119,836	3,192,431
Office Depot, Inc. (a)	503,828	1,083,230
PetSmart, Inc.	200,242	12,903,594
RadioShack Corp. (b)	178,182	826,764
Rent-A-Center, Inc.	106,382	3,581,882
Signet Jewelers Ltd.	155,888	6,806,070
Tractor Supply Co.	127,931	11,686,497
Williams-Sonoma, Inc.	184,545	6,442,466
Total		100,568,499
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc. (a)	91,900	4,956,167
Deckers Outdoor Corp. (a)	69,414	3,864,278
Hanesbrands, Inc. (a)	174,998	4,875,444
PVH Corp.	121,285	9,824,085
Under Armour, Inc., Class A (a)	65,933	6,641,431
Warnaco Group, Inc. (The) (a)	72,463	3,225,328
Total		33,386,733
TOTAL CONSUMER DISCRETIONARY		271,168,750

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 4.0%
Beverages 1.0%
Monster Beverage Corp. (a)	272,051	$ 19,750,902
Food & Staples Retailing 0.2%
Harris Teeter Supermarkets, Inc.	88,436	3,319,003
SUPERVALU, Inc. (b)	380,788	1,721,162
Total		5,040,165
Food Products 1.6%
Flowers Foods, Inc.	202,504	4,459,138
Green Mountain Coffee Roasters, Inc. (a)(b)	233,349	5,507,037
Ingredion, Inc.	136,693	6,983,645
Lancaster Colony Corp.	35,690	2,402,651
Post Holdings, Inc. (a)	49,516	1,488,946
Ralcorp Holdings, Inc. (a)	99,044	6,294,246
Smithfield Foods, Inc. (a)	288,748	5,679,673
Tootsie Roll Industries, Inc. (b)	45,623	1,019,674
Total		33,835,010
Household Products 1.1%
Church & Dwight Co., Inc.	255,453	13,600,318
Energizer Holdings, Inc. (a)	118,300	8,625,253
Total		22,225,571
Tobacco 0.1%
Universal Corp.	41,702	1,883,679
TOTAL CONSUMER STAPLES		82,735,327
ENERGY 5.2%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. (a)	101,727	3,886,989
CARBO Ceramics, Inc. (b)	35,612	2,897,392
Dresser-Rand Group, Inc. (a)	135,560	5,948,373
Dril-Quip, Inc. (a)	62,086	3,761,791
Helix Energy Solutions Group, Inc. (a)	189,485	3,245,878
Oceaneering International, Inc.	193,808	8,957,806
Oil States International, Inc. (a)	92,108	6,131,629
Patterson-UTI Energy, Inc.	277,329	4,193,214
Superior Energy Services, Inc. (a)	282,705	6,117,736
Tidewater, Inc.	91,985	4,146,684
Unit Corp. (a)	74,433	2,961,689
Total		52,249,181
Oil, Gas & Consumable Fuels 2.6%
Arch Coal, Inc.	382,636	2,425,912
Bill Barrett Corp. (a)	84,273	1,627,312

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	153,738	$ 8,189,623
Energen Corp.	129,357	5,711,112
Forest Oil Corp. (a)	211,272	1,764,121
HollyFrontier Corp.	373,563	11,012,637
Northern Oil and Gas, Inc. (a)	113,878	2,041,833
Patriot Coal Corp. (a)(b)	166,697	395,072
Plains Exploration & Production Co. (a)	229,984	8,231,127
Quicksilver Resources, Inc. (a)(b)	212,268	948,838
SM Energy Co.	115,016	6,221,215
World Fuel Services Corp.	127,641	4,786,538
Total		53,355,340
TOTAL ENERGY		105,604,521
FINANCIALS 21.1%
Capital Markets 2.0%
Affiliated Managers Group, Inc. (a)	96,069	9,901,832
Apollo Investment Corp.	353,478	2,629,876
Eaton Vance Corp.	207,417	5,048,530
Greenhill & Co., Inc.	51,873	1,808,811
Janus Capital Group, Inc.	337,967	2,467,159
Jefferies Group, Inc.	269,713	3,603,366
Raymond James Financial, Inc.	200,028	6,836,957
SEI Investments Co.	259,772	4,652,516
Waddell & Reed Financial, Inc., Class A	153,539	4,408,105
Total		41,357,152
Commercial Banks 4.1%
Associated Banc-Corp.	312,116	3,951,389
BancorpSouth, Inc.	147,392	1,988,318
Bank of Hawaii Corp.	82,350	3,816,099
Cathay General Bancorp	141,104	2,339,504
City National Corp.	83,999	4,173,070
Commerce Bancshares, Inc.	142,033	5,502,359
Cullen/Frost Bankers, Inc.	109,938	6,254,373
East West Bancorp, Inc.	266,715	5,971,749
First Niagara Financial Group, Inc.	631,188	5,093,687
FirstMerit Corp.	195,923	3,115,176
Fulton Financial Corp.	359,324	3,639,952
Hancock Holding Co.	152,034	4,635,517
International Bancshares Corp.	95,349	1,761,096
Prosperity Bancshares, Inc.	84,728	3,619,580
Signature Bank (a)	82,829	5,086,529
SVB Financial Group (a)	78,280	4,670,185
Synovus Financial Corp.	1,421,251	2,714,589
TCF Financial Corp.	283,514	3,342,630

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Commercial Banks (continued)
Trustmark Corp.	115,167	$ 2,812,378
Valley National Bancorp (b)	353,341	3,953,890
Webster Financial Corp.	131,906	2,673,735
Westamerica Bancorporation	50,382	2,252,579
Total		83,368,384
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	159,249	4,021,037
MSCI, Inc. (a)	217,883	7,366,624
Total		11,387,661
Insurance 4.4%
Alleghany Corp. (a)	26,042	8,567,818
American Financial Group, Inc.	136,984	5,327,308
Arthur J Gallagher & Co.	206,371	7,169,328
Aspen Insurance Holdings Ltd.	126,951	3,587,635
Brown & Brown, Inc.	208,302	5,332,531
Everest Re Group Ltd.	96,399	9,844,266
Fidelity National Financial, Inc., Class A	397,484	7,488,599
First American Financial Corp.	189,158	2,981,130
Hanover Insurance Group, Inc. (The)	80,742	3,149,745
HCC Insurance Holdings, Inc.	186,745	5,837,649
Kemper Corp.	89,884	2,632,702
Mercury General Corp.	64,981	2,833,172
Old Republic International Corp.	465,211	4,591,633
Protective Life Corp.	146,534	3,862,636
Reinsurance Group of America, Inc.	131,625	6,603,626
StanCorp Financial Group, Inc.	79,578	2,770,110
WR Berkley Corp.	200,355	7,677,604
Total		90,257,492
Real Estate Investment Trusts (REITs) 9.0%
Alexandria Real Estate Equities, Inc.	111,283	7,618,434
American Campus Communities, Inc.	133,754	5,871,801
BioMed Realty Trust, Inc.	276,663	4,993,767
BRE Properties, Inc.	135,867	6,688,732
Camden Property Trust	141,370	9,204,601
Corporate Office Properties Trust	129,194	2,843,560
Duke Realty Corp.	464,702	6,431,476
Equity One, Inc.	107,061	2,126,232
Essex Property Trust, Inc.	62,451	9,396,378
Federal Realty Investment Trust	114,218	11,225,345
Highwoods Properties, Inc.	130,355	4,205,252
Home Properties, Inc.	86,769	5,200,934
Hospitality Properties Trust	221,591	5,209,604
Liberty Property Trust	209,096	7,249,358
Macerich Co. (The)	236,783	13,508,470

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	157,510	$ 4,290,572
National Retail Properties, Inc.	189,755	5,026,610
Omega Healthcare Investors, Inc.	186,390	3,934,693
Potlatch Corp.	72,116	2,066,845
Rayonier, Inc.	219,644	9,438,103
Realty Income Corp.	239,285	9,171,794
Regency Centers Corp.	161,318	7,067,342
Senior Housing Properties Trust	291,776	6,025,174
SL Green Realty Corp.	154,938	11,621,899
Taubman Centers, Inc.	104,147	7,602,731
UDR, Inc.	434,736	11,259,662
Weingarten Realty Investors	216,790	5,545,488
Total		184,824,857
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	78,256	5,673,560
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	150,263	1,350,865
New York Community Bancorp, Inc.	786,943	9,718,746
Washington Federal, Inc.	192,815	3,164,094
Total		14,233,705
TOTAL FINANCIALS		431,102,811
HEALTH CARE 10.5%
Biotechnology 2.2%
Regeneron Pharmaceuticals, Inc. (a)	136,608	18,530,875
United Therapeutics Corp. (a)	96,207	4,256,198
Vertex Pharmaceuticals, Inc. (a)	377,323	22,654,473
Total		45,441,546
Health Care Equipment & Supplies 2.7%
Cooper Companies, Inc. (The)	85,540	7,286,297
Gen-Probe, Inc. (a)	81,133	6,564,471
Hill-Rom Holdings, Inc.	111,085	3,267,010
Hologic, Inc. (a)	473,197	7,930,782
IDEXX Laboratories, Inc. (a)	98,760	8,378,798
Masimo Corp. (a)	104,511	1,965,852
ResMed, Inc. (a)	258,658	8,013,225
STERIS Corp.	103,405	3,087,673
Teleflex, Inc.	73,105	4,342,437
Thoratec Corp. (a)	104,821	3,180,269
Total		54,016,814
Health Care Providers & Services 3.7%
AMERIGROUP Corp. (a)	86,311	5,385,806

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Catalyst Health Solutions, Inc. (a)	90,140	$ 7,830,462
Community Health Systems, Inc. (a)	158,514	3,488,893
Health Management Associates, Inc., Class A (a)	456,440	2,925,780
Health Net, Inc. (a)	148,607	3,807,311
Henry Schein, Inc. (a)	161,049	11,967,551
HMS Holdings Corp. (a)	154,255	4,132,492
LifePoint Hospitals, Inc. (a)	86,747	3,194,025
Lincare Holdings, Inc.	156,090	3,579,144
Mednax, Inc. (a)	88,079	5,373,700
Omnicare, Inc.	203,800	6,423,776
Owens & Minor, Inc.	113,988	3,245,238
Universal Health Services, Inc., Class B	173,533	6,724,404
VCA Antech, Inc. (a)	156,656	3,374,370
WellCare Health Plans, Inc. (a)	76,874	4,341,075
Total		75,794,027
Health Care Technology 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	341,771	3,697,962
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	35,417	3,527,887
Charles River Laboratories International, Inc. (a)	87,701	2,927,459
Covance, Inc. (a)	99,487	4,616,197
Mettler-Toledo International, Inc. (a)	56,482	8,817,970
Techne Corp.	66,132	4,487,718
Total		24,377,231
Pharmaceuticals 0.5%
Endo Health Solutions, Inc. (a)	209,369	6,808,680
Medicis Pharmaceutical Corp., Class A	105,697	3,815,662
Total		10,624,342
TOTAL HEALTH CARE		213,951,922
INDUSTRIALS 15.9%
Aerospace & Defense 1.2%
Alliant Techsystems, Inc.	59,226	2,899,113
BE Aerospace, Inc. (a)	186,440	8,076,581
Esterline Technologies Corp. (a)	54,985	3,551,481
Exelis, Inc.	331,459	3,314,590
Huntington Ingalls Industries, Inc. (a)	87,556	3,220,310
Triumph Group, Inc.	77,406	4,631,975
Total		25,694,050

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	184,407	$ 2,884,126
Airlines 0.3%
Alaska Air Group, Inc. (a)	127,199	4,362,926
JetBlue Airways Corp. (a)	368,749	1,928,557
Total		6,291,483
Building Products 0.5%
Fortune Brands Home & Security, Inc. (a)	283,198	6,405,939
Lennox International, Inc.	91,233	3,912,983
Total		10,318,922
Commercial Services & Supplies 1.7%
Brink’s Co. (The)	84,083	1,914,570
Clean Harbors, Inc. (a)	84,969	5,274,026
Copart, Inc. (a)	191,516	5,191,999
Corrections Corp. of America (a)	178,572	4,655,372
Deluxe Corp.	91,368	2,112,428
Herman Miller, Inc.	104,011	1,922,123
HNI Corp.	80,512	1,860,633
Mine Safety Appliances Co.	55,297	2,271,601
Rollins, Inc.	115,926	2,462,268
Waste Connections, Inc.	221,075	6,842,271
Total		34,507,291
Construction & Engineering 1.0%
AECOM Technology Corp. (a)	210,110	3,422,692
Granite Construction, Inc.	61,696	1,414,072
KBR, Inc.	265,546	6,763,457
Shaw Group, Inc. (The) (a)	116,883	2,968,828
URS Corp.	142,811	5,165,474
Total		19,734,523
Electrical Equipment 1.7%
Acuity Brands, Inc.	75,532	4,116,494
AMETEK, Inc.	287,908	14,599,815
General Cable Corp. (a)	89,277	2,540,823
Hubbell, Inc., Class B	106,930	8,438,916
Regal-Beloit Corp.	74,674	4,502,095
Total		34,198,143
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	110,850	5,761,983
Machinery 5.4%
AGCO Corp. (a)	174,363	7,011,136
CLARCOR, Inc.	90,172	4,400,394

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery (continued)
Crane Co.	87,059	$ 3,298,666
Donaldson Co., Inc.	267,165	9,556,492
Gardner Denver, Inc.	90,888	4,915,223
Graco, Inc.	107,364	5,171,724
Harsco Corp.	144,472	2,903,887
IDEX Corp.	150,339	5,972,968
ITT Corp.	170,243	3,495,089
Kennametal, Inc.	143,073	4,973,218
Lincoln Electric Holdings, Inc.	150,256	7,149,181
Nordson Corp.	102,138	5,475,618
Oshkosh Corp. (a)	164,221	3,361,604
Pentair, Inc.	176,919	7,211,218
SPX Corp.	91,917	6,602,398
Terex Corp. (a)	196,969	3,275,594
Timken Co.	150,793	7,192,826
Trinity Industries, Inc.	143,872	3,553,638
Valmont Industries, Inc.	40,392	4,624,884
Wabtec Corp.	86,154	6,255,642
Woodward, Inc.	107,745	4,063,064
Total		110,464,464
Marine 0.4%
Alexander & Baldwin, Inc.	75,114	3,832,316
Kirby Corp. (a)	100,182	5,287,606
Total		9,119,922
Professional Services 0.8%
Corporate Executive Board Co. (The)	59,769	2,172,005
FTI Consulting, Inc. (a)	74,628	2,356,006
Korn/Ferry International (a)	85,685	1,165,316
Manpower, Inc.	143,762	5,168,244
Towers Watson & Co.	90,807	5,472,030
Total		16,333,601
Road & Rail 1.6%
Con-way, Inc.	100,065	3,537,298
JB Hunt Transport Services, Inc.	161,680	9,236,778
Kansas City Southern	197,211	13,011,982
Landstar System, Inc.	83,815	4,417,050
Werner Enterprises, Inc.	79,729	1,940,604
Total		32,143,712
Trading Companies & Distributors 0.9%
GATX Corp.	83,776	3,207,783
MSC Industrial Direct Co., Inc., Class A	82,638	5,925,971
United Rentals, Inc. (a)	148,461	5,129,327

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Watsco, Inc.	50,947	$ 3,750,209
Total		18,013,290
TOTAL INDUSTRIALS		325,465,510
INFORMATION TECHNOLOGY 15.3%
Communications Equipment 0.9%
ADTRAN, Inc.	114,488	3,346,484
Ciena Corp. (a)	176,968	2,397,917
Plantronics, Inc.	77,104	2,320,059
Polycom, Inc. (a)	318,357	3,642,004
Riverbed Technology, Inc. (a)	282,577	4,634,263
Tellabs, Inc.	654,993	2,397,274
Total		18,738,001
Computers & Peripherals 0.6%
Diebold, Inc.	112,146	4,150,524
NCR Corp. (a)	283,982	6,082,894
QLogic Corp. (a)	177,007	2,409,065
Total		12,642,483
Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc. (a)	200,738	6,807,025
Avnet, Inc. (a)	260,212	7,933,864
Ingram Micro, Inc., Class A (a)	269,265	4,800,995
Itron, Inc. (a)	71,447	2,559,946
National Instruments Corp.	166,696	4,340,764
Tech Data Corp. (a)	74,039	3,524,997
Trimble Navigation Ltd. (a)	223,178	10,526,190
Vishay Intertechnology, Inc. (a)	282,027	2,995,127
Total		43,488,908
Internet Software & Services 1.6%
AOL, Inc. (a)	170,027	4,663,841
Equinix, Inc. (a)	83,698	13,651,981
Monster Worldwide, Inc. (a)	220,820	1,899,052
Rackspace Hosting, Inc. (a)	187,011	9,251,434
ValueClick, Inc. (a)	144,114	2,527,759
Total		31,994,067
IT Services 3.1%
Acxiom Corp. (a)	140,260	1,973,458
Alliance Data Systems Corp. (a)	89,777	11,311,902
Broadridge Financial Solutions, Inc.	222,510	4,501,377
Convergys Corp. (a)	207,853	2,899,549
CoreLogic, Inc. (a)	191,135	3,247,384
DST Systems, Inc.	60,230	3,077,753
Gartner, Inc. (a)	167,493	6,813,615

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Global Payments, Inc.	140,572	$ 5,971,499
Jack Henry & Associates, Inc.	155,665	5,138,502
Lender Processing Services, Inc.	151,434	3,495,097
Mantech International Corp., Class A	41,681	908,646
NeuStar, Inc., Class A (a)	120,908	3,890,819
VeriFone Systems, Inc. (a)	190,089	6,864,114
Wright Express Corp. (a)	69,409	3,891,068
Total		63,984,783
Office Electronics 0.2%
Zebra Technologies Corp., Class A (a)	93,280	3,122,082
Semiconductors & Semiconductor Equipment 2.4%
Atmel Corp. (a)	808,956	5,662,692
Cree, Inc. (a)(b)	207,318	5,197,462
Cypress Semiconductor Corp. (a)	277,786	3,663,997
Fairchild Semiconductor International, Inc. (a)	225,953	2,984,839
Integrated Device Technology, Inc. (a)	253,648	1,392,528
International Rectifier Corp. (a)	123,903	2,334,332
Intersil Corp., Class A	227,131	2,396,232
Lam Research Corp. (a)	215,058	8,021,663
MEMC Electronic Materials, Inc. (a)	414,004	691,387
RF Micro Devices, Inc. (a)	495,541	1,868,190
Semtech Corp. (a)	116,773	2,813,062
Silicon Laboratories, Inc. (a)	75,771	2,616,373
Skyworks Solutions, Inc. (a)	338,009	9,078,922
Total		48,721,679
Software 4.4%
ACI Worldwide, Inc. (a)	70,277	2,683,879
Advent Software, Inc. (a)	57,651	1,504,115
ANSYS, Inc. (a)	166,446	10,298,846
Cadence Design Systems, Inc. (a)	491,491	5,013,208
Compuware Corp. (a)	392,093	3,528,837
Concur Technologies, Inc. (a)	84,111	5,202,265
Factset Research Systems, Inc.	80,934	8,532,872
Fair Isaac Corp.	64,635	2,628,059
Informatica Corp. (a)	192,619	7,980,205
Mentor Graphics Corp. (a)	166,850	2,352,585
MICROS Systems, Inc. (a)	143,382	7,564,834
Parametric Technology Corp. (a)	212,648	4,295,490
Quest Software, Inc. (a)	101,776	2,544,400
Rovi Corp. (a)	192,452	4,701,602
Solera Holdings, Inc.	125,671	5,579,792
Synopsys, Inc. (a)	261,547	7,728,714

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
TIBCO Software, Inc. (a)	298,926	$ 7,996,271
Total		90,135,974
TOTAL INFORMATION TECHNOLOGY		312,827,977
MATERIALS 6.0%
Chemicals 2.9%
Albemarle Corp.	159,550	9,684,685
Ashland, Inc.	140,473	8,980,439
Cabot Corp.	113,114	4,275,709
Cytec Industries, Inc.	82,194	4,969,449
Intrepid Potash, Inc. (a)	94,445	1,853,955
Minerals Technologies, Inc.	31,808	2,012,492
NewMarket Corp.	18,997	3,966,764
Olin Corp.	143,623	2,753,253
RPM International, Inc.	235,471	6,207,016
Scotts Miracle-Gro Co., Class A	77,474	3,344,553
Sensient Technologies Corp.	90,201	3,294,140
Valspar Corp.	167,437	8,072,138
Total		59,414,593
Construction Materials 0.3%
Martin Marietta Materials, Inc.	81,847	5,522,217
Containers & Packaging 1.4%
AptarGroup, Inc.	118,657	6,012,350
Greif, Inc., Class A	55,089	2,409,593
Packaging Corp. of America	173,125	4,644,944
Rock-Tenn Co., Class A	126,643	6,533,512
Silgan Holdings, Inc.	89,008	3,720,535
Sonoco Products Co.	180,368	5,549,923
Total		28,870,857
Metals & Mining 1.1%
Carpenter Technology Corp.	78,868	3,553,792
Commercial Metals Co.	207,364	2,422,012
Compass Minerals International, Inc.	59,238	4,215,376
Reliance Steel & Aluminum Co.	134,624	6,355,599
Steel Dynamics, Inc.	392,928	4,141,461
Worthington Industries, Inc.	93,989	1,527,321
Total		22,215,561
Paper & Forest Products 0.3%
Domtar Corp.	65,937	5,216,276
Louisiana-Pacific Corp. (a)	246,021	2,317,518
Total		7,533,794
TOTAL MATERIALS		123,557,022

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, inc. (a)	269,106	$ 6,240,568
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	173,162	3,437,266
TOTAL TELECOMMUNICATION SERVICES		9,677,834
UTILITIES 4.9%
Electric Utilities 2.1%
Cleco Corp.	109,119	4,456,420
Great Plains Energy, Inc.	244,267	4,865,799
Hawaiian Electric Industries, Inc.	172,490	4,762,449
IDACORP, Inc.	89,597	3,520,266
NV Energy, Inc.	423,362	7,324,162
OGE Energy Corp.	175,936	9,366,832
PNM Resources, Inc.	142,889	2,664,880
Westar Energy, Inc.	226,098	6,470,925
Total		43,431,733
Gas Utilities 1.4%
Atmos Energy Corp.	161,850	5,363,709
National Fuel Gas Co.	149,025	6,442,351
Questar Corp.	319,197	6,406,284
UGI Corp.	201,149	5,768,953
WGL Holdings, Inc.	92,383	3,598,318
Total		27,579,615
Multi-Utilities 1.1%
Alliant Energy Corp.	199,156	8,701,126
Black Hills Corp.	78,802	2,535,848
MDU Resources Group, Inc.	338,732	7,611,308
Vectren Corp.	146,981	4,309,483
Total		23,157,765
Water Utilities 0.3%
Aqua America, Inc.	249,139	5,755,111
TOTAL UTILITIES		99,924,224
Total Common Stocks (Cost: $1,525,268,742)		$1,976,015,898

		Shares	Value

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.161% (c)(d)		35,744,619	$35,744,619
Total Money Market Funds (Cost: $35,744,619)			$35,744,619

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.3%

Repurchase Agreements 1.3%
BNP Paribas Securities Corp. dated 05/31/12, matures 06/01/12, repurchase price $6,421,462 (e)
	0.210%	6,421,425	$6,421,425
Citibank NA Dated 05/31/12, matures 06/01/12 repurchase price $5,000,029 (e)
	0.210%	5,000,000	5,000,000
Citigroup Global Markets, Inc. Dated 05/31/12, matures 06/01/12 repurchase price $2,000,012 (e)
	0.220%	2,000,000	2,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,067 (e)
	0.240%	10,000,000	10,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $3,000,019 (e)
	0.230%	3,000,000	3,000,000
Total			26,421,425

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $26,421,425)			$26,421,425

Total Investments
(Cost: $1,587,434,786) (f)			$2,038,181,942(g)
Other Assets & Liabilities, Net			6,353,220
Net Assets			$2,044,535,162

Investment in Derivatives

At May 31, 2012, $7,415,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P Mid Cap 400 Index	740	68,435,200	June 2012	—	(1,422,466)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$69,812,648	$163,153,216	$(197,221,245)	$—	$35,744,619	$17,699	$35,744,619

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$5,841,434
Ginnie Mae II Pool	708,420
Total Market Value of Collateral Securities	$6,549,854

Citibank NA (0.210%)

Security Description	Value
Fannie Mae Pool	$2,501,403
Fannie Mae REMICS	1,181,631
Ginnie Mae I Pool	1,416,966
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$10,053
Fannie Mae REMICS	791,722
Fannie Mae-Aces	16,424
Freddie Mac Reference REMIC	4,414
Freddie Mac REMICS	1,007,438
Government National Mortgage Association	209,949
Total Market Value of Collateral Securities	$2,040,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$844,497
Fannie Mae REMICS	2,720,294
Fannie Mae-Aces	33,000
Freddie Mac Gold Pool	1,146,583
Freddie Mac REMICS	2,240,132
Government National Mortgage Association	2,231,988
United States Treasury Note/Bond	983,574
Total Market Value of Collateral Securities	$10,200,068

Nomura Securities (0.230%)

Security Description	Value
Fannie Mae Pool	$1,307,158
Freddie Mac Gold Pool	679,587
Ginnie Mae II Pool	1,073,255
Total Market Value of Collateral Securities	$3,060,000

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,587,435,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$571,221,000
Unrealized Depreciation	(120,474,000)
Net Unrealized Appreciation	$450,747,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$271,168,750	$—	$—	$271,168,750
Consumer Staples	82,735,327	—	—	82,735,327
Energy	105,604,521	—	—	105,604,521
Financials	431,102,811	—	—	431,102,811
Health Care	213,951,922	—	—	213,951,922
Industrials	325,465,510	—	—	325,465,510
Information Technology	312,827,977	—	—	312,827,977
Materials	123,557,022	—	—	123,557,022
Telecommunication Services	9,677,834	—	—	9,677,834
Utilities	99,924,224	—	—	99,924,224
Total Equity Securities	1,976,015,898	—	—	1,976,015,898

Other
Money Market Funds	35,744,619	—	—	35,744,619
Investments of Cash Collateral Received for Securities on Loan	—	26,421,425	—	26,421,425
Total Other	35,744,619	26,421,425	—	62,166,044

Investments in Securities	2,011,760,517	26,421,425	—	2,038,181,942
Derivatives
Liabilities
Futures Contracts	(1,422,466)	—	—	(1,422,466)
Total	$2,010,338,051	$26,421,425	$—	$2,036,759,476

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%
CONSUMER DISCRETIONARY 12.1%
Auto Components 1.4%
Allison Transmission Holdings, Inc. (a)	684,048	$12,634,367
BorgWarner, Inc. (a)(b)	227,800	16,344,650
Tenneco, Inc. (a)(b)	855,510	23,227,096
Total		52,206,113
Automobiles 0.7%
Harley-Davidson, Inc.	519,636	25,036,062
Distributors 1.0%
Genuine Parts Co. (a)	551,500	34,744,500
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants, Inc. (a)	449,529	23,254,135
International Game Technology	1,455,034	20,806,986
Royal Caribbean Cruises Ltd.	1,019,225	24,002,749
Starwood Hotels & Resorts Worldwide, Inc.	91,500	4,835,775
Total		72,899,645
Household Durables 1.0%
D.R. Horton, Inc. (a)	2,156,125	35,791,675
Internet & Catalog Retail 2.0%
Expedia, Inc. (a)	650,550	29,853,740
Liberty Interactive Corp., Class A (b)	2,510,700	42,079,332
Total		71,933,072
Leisure Equipment & Products 0.8%
Mattel, Inc. (a)	915,450	28,497,959
Media 1.0%
DISH Network Corp., Class A	1,229,623	34,478,629
Multiline Retail 0.9%
Macy’s, Inc.	861,400	32,776,270
Specialty Retail 1.3%
Foot Locker, Inc.	868,300	27,559,842
Limited Brands, Inc. (a)	452,750	20,083,990
Total		47,643,832
TOTAL CONSUMER DISCRETIONARY		436,007,757

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 4.9%
Beverages 0.1%
Beam, Inc.	86,350	$5,229,356
Food & Staples Retailing 0.3%
Safeway, Inc. (a)	478,484	9,100,766
Food Products 2.5%
Hershey Co. (The)	332,900	22,257,694
JM Smucker Co. (The) (a)	701,365	53,696,504
Ralcorp Holdings, Inc. (b)	245,800	15,620,590
Total		91,574,788
Household Products 1.4%
Clorox Co. (The) (a)	348,650	23,987,120
Energizer Holdings, Inc. (a)(b)	374,500	27,304,795
Total		51,291,915
Tobacco 0.6%
Lorillard, Inc.	166,900	20,628,840
TOTAL CONSUMER STAPLES		177,825,665
ENERGY 6.4%
Energy Equipment & Services 2.9%
Cameron International Corp. (b)	368,550	16,839,049
Dresser-Rand Group, Inc. (b)	343,250	15,061,810
Rowan Companies PLC, Class A (b)	1,284,332	38,529,960
Superior Energy Services, Inc. (b)	890,100	19,261,764
Weatherford International Ltd. (b)	1,179,400	14,164,594
Total		103,857,177
Oil, Gas & Consumable Fuels 3.5%
Cabot Oil & Gas Corp.	297,650	9,685,531
Cimarex Energy Co. (a)	322,090	17,157,734
Noble Energy, Inc.	198,900	16,799,094
Peabody Energy Corp.	660,905	15,438,741
Spectra Energy Corp.	1,555,262	44,651,572
Whiting Petroleum Corp. (b)	546,666	23,621,438
Total		127,354,110
TOTAL ENERGY		231,211,287
FINANCIALS 29.9%
Capital Markets 2.3%
Raymond James Financial, Inc.	1,281,150	43,789,707
TD Ameritrade Holding Corp. (a)	2,330,750	39,995,670
Total		83,785,377

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 9.2%
CIT Group, Inc. (b)	995,600	$34,039,564
City National Corp. (a)	814,287	40,453,778
Comerica, Inc. (a)	1,514,575	46,073,371
Cullen/Frost Bankers, Inc. (a)	783,925	44,597,493
Fifth Third Bancorp	3,829,476	51,123,505
Huntington Bancshares, Inc.	6,432,183	42,066,477
SVB Financial Group (a)(b)	585,377	34,923,592
Zions Bancorporation (a)	2,042,958	38,877,491
Total		332,155,271
Consumer Finance 1.2%
Discover Financial Services	1,303,690	43,165,176
Insurance 6.0%
Axis Capital Holdings Ltd. (a)	1,498,800	49,310,520
Hartford Financial Services Group, Inc. (a)	1,987,168	33,424,166
Principal Financial Group, Inc.	1,703,077	41,827,571
Reinsurance Group of America, Inc.	877,180	44,008,120
XL Group PLC	2,220,623	45,345,122
Total		213,915,499
Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc. (a)	403,600	27,630,456
General Growth Properties, Inc. (a)	1,758,763	29,459,280
Host Hotels & Resorts, Inc. (a)	3,331,697	50,841,696
ProLogis, Inc. (a)	1,262,472	40,373,855
Rayonier, Inc.	757,059	32,530,825
SL Green Realty Corp. (a)	410,100	30,761,601
Taubman Centers, Inc.	673,800	49,187,400
UDR, Inc. (a)	1,951,600	50,546,440
Weyerhaeuser Co. (a)	1,408,011	28,033,499
Total		339,365,052
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (b)	1,687,711	27,762,846
Thrifts & Mortgage Finance 1.0%
People’s United Financial, Inc. (a)	3,109,650	36,165,230
TOTAL FINANCIALS		1,076,314,451
HEALTH CARE 6.1%
Health Care Equipment & Supplies 2.8%
Cooper Companies, Inc. (The)	275,775	23,490,515
Teleflex, Inc.	555,925	33,021,945

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. (a)	698,850	$42,385,252
Total		98,897,712
Health Care Providers & Services 1.7%
Coventry Health Care, Inc.	997,200	30,314,880
Quest Diagnostics, Inc.	255,586	14,542,843
VCA Antech, Inc. (a)(b)	755,100	16,264,854
Total		61,122,577
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc. (a)	463,825	18,859,125
Pharmaceuticals 1.1%
Watson Pharmaceuticals, Inc. (b)	564,265	40,226,452
TOTAL HEALTH CARE		219,105,866
INDUSTRIALS 11.2%
Building Products 0.9%
Owens Corning (a)(b)	1,065,804	32,890,711
Electrical Equipment 1.3%
Babcock & Wilcox Co. (The) (b)	907,100	22,360,015
Cooper Industries PLC	352,175	24,828,338
Total		47,188,353
Industrial Conglomerates 0.6%
Carlisle Companies, Inc.	428,000	22,247,440
Machinery 4.6%
AGCO Corp. (a)(b)	663,042	26,660,919
Crane Co.	869,100	32,930,199
Kennametal, Inc. (a)	577,525	20,074,769
Parker Hannifin Corp. (a)	495,750	40,522,605
Stanley Black & Decker, Inc.	668,033	44,257,186
Total		164,445,678
Professional Services 0.9%
Manpower, Inc.	905,318	32,546,182
Road & Rail 2.6%
Con-way, Inc.	974,773	34,458,226
Hertz Global Holdings, Inc. (a)(b)	2,322,150	31,604,461
Ryder System, Inc. (a)	630,700	27,252,547
Total		93,315,234

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 0.3%
AerCap Holdings NV (b)	884,894	$10,123,187
TOTAL INDUSTRIALS		402,756,785
INFORMATION TECHNOLOGY 5.4%
Communications Equipment 0.2%
Tellabs, Inc. (a)	1,408,600	5,155,476
Computers & Peripherals 1.1%
Diebold, Inc.	1,041,050	38,529,260
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc. (b)	855,525	29,010,853
Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp. (a)(b)	1,968,500	13,779,500
Avago Technologies Ltd.	550,000	18,205,000
International Rectifier Corp. (a)(b)	434,900	8,193,516
Lam Research Corp. (a)(b)	211,600	7,892,680
Novellus Systems, Inc. (b)	237,700	9,942,991
Total		58,013,687
Software 1.7%
Autodesk, Inc. (b)	884,950	28,336,099
Nuance Communications, Inc. (a)(b)	1,634,125	33,810,046
Total		62,146,145
TOTAL INFORMATION TECHNOLOGY		192,855,421
MATERIALS 5.6%
Chemicals 3.6%
Albemarle Corp. (a)	153,150	9,296,205
Celanese Corp., Class A	1,010,650	40,233,977
International Flavors & Fragrances, Inc. (a)	630,200	35,530,676
Methanex Corp. (a)	348,200	9,739,154
PPG Industries, Inc.	336,769	34,835,385
Total		129,635,397
Containers & Packaging 0.9%
Packaging Corp. of America	1,294,700	34,736,801
Metals & Mining 1.1%
Steel Dynamics, Inc.	2,013,500	21,222,290

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
United States Steel Corp. (a)	878,575	$17,835,072
Total		39,057,362
TOTAL MATERIALS		203,429,560
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Sprint Nextel Corp. (b)	3,919,400	10,072,858
TOTAL TELECOMMUNICATION SERVICES		10,072,858
UTILITIES 12.9%
Electric Utilities 4.3%
Edison International	1,452,900	65,322,384
Northeast Utilities	1,008,525	36,316,985
NV Energy, Inc.	3,096,000	53,560,800
Total		155,200,169
Gas Utilities 0.9%
Questar Corp. (a)	1,650,100	33,117,507
Independent Power Producers & Energy Traders 1.0%
AES Corp. (The) (b)	2,873,104	34,735,828
Multi-Utilities 6.7%
CMS Energy Corp.	2,127,500	49,570,750
Public Service Enterprise Group, Inc. (a)	928,857	28,971,050
SCANA Corp. (a)	1,057,900	49,668,405
Sempra Energy	880,649	57,250,991
Wisconsin Energy Corp. (a)	1,510,496	57,157,169
Total		242,618,365
TOTAL UTILITIES		465,671,869
Total Common Stocks (Cost: $2,923,237,264)		$3,415,251,519

	Shares	Value

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	183,725,071	$183,725,071
Total Money Market Funds (Cost: $183,725,071)		$183,725,071

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.2%
Asset-Backed Commercial Paper 2.4%
Antalis US Funding Corp.
06/07/12	0.310%	$9,999,397	$9,999,397
Atlantis One
10/11/12	0.541%	4,986,275	4,986,275
Barton Capital Corporation
06/07/12	0.250%	9,999,514	9,999,514
Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	4,992,014	4,992,014
Kells Funding LLC
06/04/12	0.491%	2,995,998	2,995,998
06/04/12	0.501%	16,977,569	16,977,569
07/02/12	0.601%	4,989,250	4,989,250
10/12/12	0.612%	4,984,581	4,984,581
Rheingold Securitization
06/25/12	0.550%	4,997,937	4,997,937
Surrey Funding Corp.
07/25/12	0.310%	9,992,767	9,992,767
Working Capital Management Co., L.P.
06/04/12	0.240%	4,998,900	4,998,900
06/11/12	0.240%	4,998,867	4,998,867
Total			84,913,069
Certificates of Deposit 11.8%
ABM AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
08/07/12	0.450%	2,996,629	2,996,629
Australia and New Zealand Bank Group, Ltd.
08/16/12	0.620%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.319%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	6,992,316	6,992,316
Barclays Bank PLC
07/18/12	0.280%	15,000,000	15,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
Credit Suisse
08/30/12	0.300%	10,000,000	10,000,000
11/08/12	0.399%	10,000,000	10,000,000
DZ Bank AG
07/10/12	0.330%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	12,000,000	12,000,000
10/09/12	0.750%	10,000,000	10,000,000
11/02/12	0.729%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/29/12	0.240%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
06/01/12	0.250%	$20,000,000	$20,000,000
06/25/12	0.240%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	20,000,000	20,000,000
National Australia Bank
08/16/12	0.339%	15,000,000	15,000,000
10/29/12	0.298%	2,999,880	2,999,880
National Bank of Canada
11/09/12	0.299%	7,000,000	7,000,000
Natixis
06/05/12	0.250%	10,000,000	10,000,000
Nordea Bank AB
08/23/12	0.290%	15,000,000	15,000,000
Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000
10/31/12	0.560%	10,000,000	10,000,000
11/09/12	0.519%	15,000,000	15,000,000
Rabobank
07/31/12	0.660%	5,000,000	5,000,000
10/26/12	0.515%	10,000,000	10,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	11,961,693	11,961,693
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	15,000,000	15,000,000
07/24/12	0.350%	10,000,000	10,000,000
11/02/12	0.479%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	20,000,000	20,000,000
10/10/12	0.500%	9,974,648	9,974,648
11/01/12	0.479%	10,000,000	10,000,000
Svenska Handelsbanken
06/01/12	0.300%	5,000,000	5,000,000
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	15,000,000	15,000,000
09/13/12	0.490%	12,000,000	12,000,000
Total			425,915,206
Commercial Paper 5.2%
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Bank of New Zealand
11/02/12	0.359%	5,000,000	5,000,000
Caisse d’Amortissement de la Dette Sociale
07/19/12	0.471%	4,992,167	4,992,167
08/10/12	0.531%	9,978,947	9,978,947
Caisse des Depots
08/31/12	0.360%	9,990,700	9,990,700
08/31/12	0.360%	4,995,400	4,995,400
10/05/12	0.562%	4,985,767	4,985,767

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Development Bank of Singapore Ltd.
08/02/12	0.551%	$19,946,833	$19,946,833
DnB NOR
08/30/12	0.489%	5,000,000	5,000,000
10/10/12	0.511%	9,974,075	9,974,075
Erste Abwicklungsanstalt
08/23/12	0.390%	9,989,925	9,989,925
08/27/12	0.380%	9,989,972	9,989,972
Macquarie Bank Ltd.
10/19/12	0.980%	10,000,000	10,000,000
Nordea Bank AB
07/24/12	0.627%	11,962,083	11,962,083
08/14/12	0.592%	4,985,168	4,985,168
Skandinaviska Enskilda Banken AB
07/03/12	0.315%	9,994,662	9,994,662
07/17/12	0.300%	9,994,667	9,994,667
Suncorp Metway Ltd.
06/04/12	0.450%	9,992,125	9,992,125
06/12/12	0.460%	9,991,950	9,991,950
06/13/12	0.450%	4,996,063	4,996,063
07/23/12	0.460%	9,991,950	9,991,950
The Commonwealth Bank of Australia
08/16/12	0.299%	5,000,000	5,000,000
Total			186,746,008
Other Short-Term Obligations 0.8%
Natixis Financial Products LLC
06/01/12	0.520%	30,000,000	30,000,000
Repurchase Agreements 4.0%
Citibank NA dated 05/31/12, matures 06/01/12 repurchase price $15,000,088 (e)
	0.210%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
	Citigroup Global Markets, Inc. dated 05/31/12, matures 06/01/12, repurchase price $40,000,244 (e)
	0.220%	$40,000,000	$40,000,000
	Deutsche Bank AG dated 05/29/12, matures 06/05/12 repurchase price $20,000,500 (e)
	0.180%	20,000,000	20,000,000
	Goldman Sachs & Co. dated 05/31/12, matures 06/01/12 repurchase price $15,000,088 (e)
	0.210%	15,000,000	15,000,000
	Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12 repurchase price $7,000,049 (e)
	0.250%	7,000,000	7,000,000
	Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $15,000,100 (e)
	0.240%	15,000,000	15,000,000
	Societe Generale dated 5/31/12, matures 6/01/12, repurchase price $25,000,146 (e)
	0.210%	25,000,000	25,000,000
	UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $5,729,544 (e)
	0.210%	5,729,511	5,729,511
Total			142,729,511
	Total Investments of Cash Collateral Received for Securities on Loan (Cost: $870,303,794)		$870,303,794
Total Investments
(Cost: $3,977,266,129) (f)			$4,469,280,384(g)
	Other Assets & Liabilities, Net		(867,834,181)
Net Assets			$3,601,446,203

Notes to Portfolio of Investments

(a)            At May 31, 2012, security was partially or fully on loan.

(b)            Non-income producing.

(c)            The rate shown is the seven-day current annualized yield at May 31, 2012.

(d)            Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$119,191,310	$390,998,986	$(326,465,225)	$—	$183,725,071	$30,816	$183,725,071

(e)                                    The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.210%)

Security Description	Value
Fannie Mae Pool	$7,504,210
Fannie Mae REMICS	3,544,893
Ginnie Mae I Pool	4,250,897
Total Market Value of Collateral Securities	$15,300,000

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$201,066
Fannie Mae REMICS	15,834,436
Fannie Mae-Aces	328,468
Freddie Mac Reference REMIC	88,285
Freddie Mac REMICS	20,148,767
Government National Mortgage Association	4,198,978
Total Market Value of Collateral Securities	$40,800,000

Deutsche Bank AG (0.180%)

Security Description	Value
Fannie Mae REMICS	$3,309,550
Government National Mortgage Association	17,098,092
Total Market Value of Collateral Securities	$20,407,642

Goldman Sachs & Co. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$12,160,504
Ginnie Mae II Pool	3,139,496
Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$212,582
Fannie Mae Pool	16,425
Fannie Mae REMICS	3,598,266
Fannie Mae Whole Loan	248,169
FHLMC Structured Pass Through Securities	113,334
Freddie Mac Non Gold Pool	496,466
Freddie Mac REMICS	471,914
Ginnie Mae II Pool	1,982,844
Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$1,266,746
Fannie Mae REMICS	4,080,442
Fannie Mae-Aces	49,501
Freddie Mac Gold Pool	1,719,874
Freddie Mac REMICS	3,360,198
Government National Mortgage Association	3,347,982
United States Treasury Note/Bond	1,475,360
Total Market Value of Collateral Securities	$15,300,103

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$14,039,392
Freddie Mac Gold Pool	11,460,608
Total Market Value of Collateral Securities	$25,500,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$3,579,526
Ginnie Mae II Pool	2,264,575
Total Market Value of Collateral Securities	$5,844,101

(f)                                      At May 31, 2012, the cost of securities for federal income tax purposes was approximately $3,977,266,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$678,556,000
Unrealized Depreciation	(186,542,000)
Net Unrealized Appreciation	$492,014,000

(g)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$436,007,757	$—	$—	$436,007,757
Consumer Staples	177,825,665	—	—	177,825,665
Energy	231,211,287	—	—	231,211,287
Financials	1,076,314,451	—	—	1,076,314,451
Health Care	219,105,866	—	—	219,105,866
Industrials	402,756,785	—	—	402,756,785
Information Technology	192,855,421	—	—	192,855,421
Materials	203,429,560	—	—	203,429,560
Telecommunication Services	10,072,858	—	—	10,072,858
Utilities	465,671,869	—	—	465,671,869
Total Equity Securities	3,415,251,519	—	—	3,415,251,519

Other
Money Market Funds	183,725,071	—	—	183,725,071
Investments of Cash Collateral Received for Securities on Loan	—	870,303,794	—	870,303,794
Total Other	183,725,071	870,303,794	—	1,054,028,865
Total	$3,598,976,590	$870,303,794	$—	$4,469,280,384

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor International Equity Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
ARGENTINA 0.3%
MercadoLibre, Inc.	47,050	$3,304,792
AUSTRALIA 3.1%
Australia & New Zealand Banking Group Ltd.	244,132	4,962,727
BHP Billiton Ltd.	196,522	6,057,831
Commonwealth Bank of Australia (a)	61,043	2,936,765
Iluka Resources Ltd. (a)	286,683	3,733,505
Monadelphous Group Ltd. (a)	151,633	3,170,925
National Australia Bank Ltd.	208,953	4,570,189
Telstra Corp., Ltd.	1,653,633	5,721,190
Westpac Banking Corp. (a)	196,098	3,870,151
Total		35,023,283
BELGIUM 1.5%
Anheuser-Busch InBev NV	250,145	16,934,417
BRAZIL 2.2%
Banco Bradesco SA, ADR	127,082	1,860,480
BR Malls Participacoes SA	397,400	4,384,139
CETIP SA - Mercados Organizados	66,100	945,199
Cia de Bebidas das Americas, ADR	59,279	2,273,350
Cia Hering	59,600	1,214,547
Itaú Unibanco Holding SA, ADR	169,563	2,453,577
Localiza Rent a Car SA	42,000	643,270
Mahle-Metal Leve SA Industria e Comercio	121,200	1,267,977
Mills Estruturas e Servicos de Engenharia SA	103,700	1,269,481
Multiplus SA	34,400	784,590
Odontoprev SA	175,700	939,982
OGX Petroleo e Gas Participacoes SA (b)	136,900	699,145
Qualicorp SA (b)	122,300	1,042,993
Raia Drogasil SA	55,900	506,103
Telefonica Brasil SA, ADR	49,330	1,165,175
Ultrapar Participacoes SA	68,200	1,379,656
Vale SA	110,000	2,031,633
Total		24,861,297
CANADA 0.9%
Canadian National Railway Co.	72,511	5,941,551
IMAX Corp. (a)(b)	63,531	1,349,399
Pacific Rubiales Energy Corp.	91,464	2,398,954
Total		9,689,904
CHILE 0.4%
CAP SA	24,503	872,182

Issuer	Shares	Value

Common Stocks (continued)
CHILE (CONTINUED)
ENTEL Chile SA	75,301	$1,339,947
SACI Falabella	210,230	1,891,175
Total		4,103,304
CHINA 7.4%
AAC Technologies Holdings, Inc.	231,046	727,851
Airtac International Group	134,000	744,014
AutoNavi Holdings Ltd., ADR (a)(b)	37,520	414,596
Baidu, Inc., ADR (b)	56,820	6,691,691
Bank of China Ltd., Class H	7,468,000	2,867,728
Belle International Holdings Ltd.	3,185,000	5,098,834
China Communications Construction Co., Ltd., Class H	5,745,000	5,379,598
China Construction Bank Corp., Class H	1,504,000	1,040,438
China High Precision Automation Group Ltd. (a)(c)(d)	593,000	136,072
China Merchants Holdings International Co., Ltd.	252,000	761,496
China Milk Products Group Ltd. (b)(c)(d)	7,426,000	230,514
China Mobile Ltd., ADR	130,650	6,627,874
China Shenhua Energy Co., Ltd., Class H	1,011,500	3,550,323
China Unicom Hong Kong Ltd. (a)	4,440,000	6,085,816
China Vanke Co., Ltd., Class B	2,902,570	3,794,645
CITIC Securities Co., Ltd., Class H (a)(b)	571,500	1,163,371
CNOOC Ltd.	4,501,089	8,117,799
ENN Energy Holdings Ltd.	374,000	1,440,890
Guangdong Investment Ltd.	5,950,000	3,934,301
Industrial & Commercial Bank of China, Class H	16,844,000	10,212,854
NQ Mobile, Inc., ADR (a)(b)	72,915	611,028
PetroChina Co., Ltd., Class H	5,608,000	7,079,086
Sany Heavy Equipment International Holdings Co., Ltd. (a)	576,000	349,395
SINA Corp. (a)(b)	16,282	867,342
Spreadtrum Communications, Inc., ADR (a)	184,714	3,306,381
Want Want China Holdings Ltd.	939,000	1,073,403
Total		82,307,340
DENMARK 1.6%
Novo Nordisk A/S, Class B	131,235	17,543,750

Issuer	Shares	Value

Common Stocks (continued)
FINLAND 0.4%
KONE OYJ, Class B (a)	88,704	$4,949,973
FRANCE 5.3%
Air Liquide SA	64,253	6,949,414
AtoS	55,674	3,044,490
Cap Gemini SA (a)	85,907	2,894,605
Edenred (a)	284,925	7,516,532
European Aeronautic Defense and Space Co. NV(a)	195,134	6,531,539
Eutelsat Communications SA	153,971	4,032,359
Pernod-Ricard SA	25,442	2,485,265
Publicis Groupe SA	162,267	7,506,063
Rexel SA (a)	164,574	2,926,270
Safran SA (a)	129,528	4,448,484
Schneider Electric SA	156,375	8,327,919
Unibail-Rodamco SE	14,190	2,344,138
Total		59,007,078
GERMANY 7.8%
Adidas AG	50,105	3,729,063
Allianz SE, Registered Shares	64,077	5,792,596
BASF SE	126,327	8,806,748
Bayerische Motoren Werke AG (a)	133,511	10,086,780
Brenntag AG	42,771	4,818,477
Continental AG	25,746	2,144,083
Deutsche Bank AG, Registered Shares (a)	109,684	3,944,633
Deutsche Boerse AG (a)	97,691	4,652,418
Deutsche Telekom AG, Registered Shares	458,191	4,517,697
Fresenius Medical Care AG & Co. KGaA	166,400	11,046,915
Kabel Deutschland Holding AG (b)	188,510	10,694,294
Lanxess AG	79,108	5,242,017
Linde AG	43,231	6,633,785
SAP AG (a)	87,868	5,041,306
Total		87,150,812
HONG KONG 2.5%
AIA Group Ltd.	701,400	2,280,382
Cheung Kong Holdings Ltd.	366,000	4,208,384
First Pacific Co., Ltd.	2,335,969	2,408,436
Hang Lung Properties Ltd.	1,226,000	3,900,657
Hongkong Land Holdings Ltd.	307,000	1,714,260
Jardine Matheson Holdings Ltd.	47,200	2,276,817
Link REIT (The)	677,500	2,602,508
SA SA International Holdings Ltd. (a)	956,000	540,025
Swire Pacific Ltd., Class A	328,300	3,534,918

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Television Broadcasts Ltd.	113,000	$740,784
Trinity Ltd.	4,412,000	3,480,232
Total		27,687,403
INDIA 1.4%
Ashok Leyland Ltd.	3,380,516	1,501,808
Asian Paints Ltd.	14,454	1,034,570
Bharat Forge Ltd.	146,802	815,102
Cairn India Ltd. (b)	418,051	2,478,210
Cummins India Ltd.	119,800	912,706
HDFC Bank Ltd., ADR	132,165	3,695,333
ICICI Bank Ltd., ADR	44,897	1,263,851
ITC Ltd.	193,633	789,554
Jubilant Foodworks Ltd. (b)	38,575	876,109
Titan Industries Ltd.	644,162	2,548,456
Total		15,915,699
INDONESIA 1.6%
PT Ace Hardware Indonesia Tbk	2,398,000	1,398,526
PT AKR Corporindo Tbk	6,302,500	2,255,491
PT Bank Tabungan Pensiunan Nasional Tbk (b)	1,845,500	740,734
PT Gudang Garam Tbk	214,500	1,230,431
PT Indocement Tunggal Prakarsa Tbk	1,526,500	2,882,366
PT Indomobil Sukses Internasional Tbk	677,000	1,150,776
PT Media Nusantara Citra Tbk	7,549,500	1,482,585
PT Nippon Indosari Corpindo Tbk	1,901,000	788,169
PT Perusahaan Gas Negara Persero Tbk	7,298,000	2,863,177
PT Sumber Alfaria Trijaya Tbk	2,177,000	1,172,019
PT Tower Bersama Infrastructure Tbk	2,029,000	689,146
PT United Tractors Tbk	587,500	1,437,061
Total		18,090,481
IRELAND 0.7%
Accenture PLC, Class A	84,796	4,841,852
CRH PLC	201,627	3,427,545
Total		8,269,397
ISRAEL 0.4%
Check Point Software Technologies Ltd. (b)	78,688	4,031,973
ITALY 0.4%
Saipem SpA (a)	107,825	4,186,426

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 7.7%
Aeon Delight Co., Ltd.	70,900	$1,651,417
Aisin Seiki Co., Ltd.	53,600	1,669,577
Arnest One Corp.	163,500	1,904,140
Autobacs Seven Co., Ltd.	40,400	2,091,847
Canon, Inc. (a)	185,300	7,393,747
Daiichikosho Co., Ltd.	85,000	1,755,141
FANUC CORP.	40,600	6,976,974
Fast Retailing Co., Ltd.	4,100	913,126
Fuji Heavy Industries Ltd.	145,000	1,110,059
Fuji Machine Manufacturing Co., Ltd.	78,200	1,429,435
Fuyo General Lease Co., Ltd.	42,900	1,254,712
Hitachi Ltd.	533,000	3,042,776
Honda Motor Co., Ltd.	213,800	6,796,336
Hoya Corp.	114,300	2,446,785
Inpex Corp.	88	508,028
ITOCHU Corp.	283,600	3,101,948
Japan Tobacco, Inc.	391	2,175,635
Kansai Paint Co., Ltd.	99,000	946,388
Kinki Sharyo Co., Ltd.	215,000	698,399
Lawson, Inc.	29,200	2,045,588
Marubeni Corp.	509,000	3,249,450
Mitsubishi UFJ Financial Group, Inc.	756,800	3,266,178
Mitsui & Co., Ltd.	132,600	1,863,691
Nissan Motor Co., Ltd.	245,200	2,358,225
Nitto Denko Corp.	49,300	1,989,676
NTT DoCoMo, Inc.	1,425	2,273,363
ORIX Corp.	27,790	2,397,721
Otsuka Holdings Co., Ltd.	61,100	1,920,267
Rakuten, Inc.	4,448	4,755,174
Shinko Plantech Co., Ltd.	87,800	665,096
SoftBank Corp.	33,800	1,055,205
Sumitomo Mitsui Financial Group, Inc.	99,800	2,907,829
Sumitomo Realty & Development Co., Ltd. (a)	157,000	3,285,861
Toshiba Machine Co., Ltd.	114,000	559,605
Toyota Motor Corp.	88,800	3,412,566
Ubic, Inc.	7,020	585,446
Total		86,457,411
MALAYSIA 0.4%
Genting Bhd	1,062,100	3,340,683
Hartalega Holdings Bhd	239,800	270,853
RHB Capital Bhd	489,500	1,144,289
Total		4,755,825
MALTA —%
BGP Holdings PLC (c)(d)	2,232,232	3

Issuer	Shares	Value

Common Stocks (continued)
MEXICO 0.6%
Alfa SAB de CV, Class A	85,300	$1,063,946
Alpek SA de CV (b)	575,300	1,078,823
Fomento Economico Mexicano SAB de CV, ADR	18,162	1,431,710
Grupo Mexico SAB de CV, Class B (a)	363,736	960,402
Wal-Mart de Mexico SAB de CV, Class V (a)	780,000	1,869,800
Total		6,404,681
NETHERLANDS 2.7%
ASML Holding NV	175,111	8,033,072
ING Groep NV-CVA (b)	1,234,816	7,131,919
LyondellBasell Industries NV, Class A	135,129	5,332,190
Sensata Technologies Holding NV (a)(b)	157,045	4,822,852
Yandex NV, Class A (a)(b)	110,322	2,198,717
Ziggo NV (b)	97,819	2,781,925
Total		30,300,675
NORWAY 0.3%
Subsea 7 SA (b)	182,225	3,584,959
PANAMA 0.1%
Copa Holdings SA, Class A	9,886	820,736
PHILIPPINES 1.4%
Aboitiz Power Corp.	3,551,900	2,883,106
GT Capital Holdings, Inc. (b)	320,700	3,685,783
Metropolitan Bank & Trust	1,737,570	3,583,036
Security Bank Corp.	966,340	2,902,309
SM Investments Corp.	77,360	1,249,165
Universal Robina Corp.	704,390	1,050,752
Total		15,354,151
POLAND 0.2%
Eurocash SA	154,519	1,677,612
PORTUGAL 0.3%
Galp Energia SGPS SA	303,290	3,609,926
RUSSIAN FEDERATION 0.9%
Gazprom OAO, ADR	386,530	3,387,935
Globaltrans Investment PLC, GDR (e)	72,341	1,153,116
Globaltrans Investment PLC, GDR, Foreign Registered Shares	22,062	351,668
Lukoil OAO, ADR	40,731	2,128,806
Magnit OJSC, GDR (e)	30,862	759,205

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
Mobile Telesystems OJSC, ADR	62,003	$1,031,730
NovaTek OAO, GDR (e)	15,854	1,506,130
Total		10,318,590
SINGAPORE 1.9%
Amtek Engineering Ltd.	2,454,000	1,214,134
CapitaCommercial Trust	1,271,000	1,210,316
CDL Hospitality Trusts	1,250,000	1,777,957
DBS Group Holdings Ltd.	372,000	3,799,593
Fraser and Neave Ltd.	317,000	1,569,971
Hutchison Port Holdings Trust Unit	4,397,000	3,135,949
Mapletree Industrial Trust	1,456,000	1,297,746
Mapletree Logistics Trust	1,830,000	1,380,086
Sakari Resources Ltd.	555,000	617,774
SembCorp Industries Ltd.	670,000	2,501,097
Singapore Technologies Engineering Ltd.	655,000	1,501,763
Wing Tai Holdings Ltd. (a)	1,699,000	1,697,053
Total		21,703,439
SOUTH AFRICA 0.8%
AVI Ltd.	315,938	1,817,311
Barloworld Ltd.	122,649	1,222,979
Clicks Group Ltd.	159,898	884,908
FirstRand Ltd.	319,867	973,385
Gold Fields Ltd., ADR	102,981	1,364,498
Life Healthcare Group Holdings Ltd.	335,244	1,154,678
Mr. Price Group Ltd.	80,021	983,679
MTN Group Ltd.	34,871	553,253
Total		8,954,691
SOUTH KOREA 5.0%
Asia Pacific Systems, Inc. (b)	29,285	334,396
Capro Corp.	158,640	2,210,860
Cheil Industries, Inc.	10,388	854,990
Daum Communications Corp.	11,275	965,258
Dongbu Insurance Co., Ltd.	22,937	917,017
Hankook Tire Co., Ltd.	26,560	1,067,795
Honam Petrochemical Corp.	4,949	1,044,683
Huchems Fine Chemical Corp.	61,070	1,115,950
Hyundai Home Shopping Network Corp.	16,081	1,638,688
Hyundai Mobis	1,549	362,801
Hyundai Motor Co.	40,972	8,454,988
Iljin Display Co., Ltd.	73,300	725,104
JNK Heaters Co., Ltd.	5,591	64,302
KP Chemical Corp.	152,860	1,871,820
LG Chem Ltd.	5,181	1,273,702

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
LG Corp.	11,643	$541,220
LG Display Co., Ltd. (b)	49,390	871,335
LG Household & Health Care Ltd.	2,392	1,183,221
LS Corp.	15,740	1,082,938
NCSoft Corp.	5,341	1,084,659
Samsung Electronics Co., Ltd.	23,479	24,065,641
SFA Engineering Corp.	17,374	804,410
Shinhan Financial Group Co., Ltd.	18,490	593,694
SK Innovation Co., Ltd.	8,912	1,055,080
Youngone Corp.	59,440	1,508,530
Total		55,693,082
SPAIN 1.2%
Amadeus IT Holding SA, Class A	286,710	5,252,170
Inditex SA	95,769	7,912,719
Total		13,164,889
SWEDEN 1.8%
Atlas Copco AB, Class A	156,450	3,150,752
Elekta AB, Class B	28,995	1,390,179
Millicom International Cellular SA, SDR	61,990	5,303,433
Swedish Match AB	132,224	5,005,382
Volvo AB B Shares	499,115	5,602,977
Total		20,452,723
SWITZERLAND 5.6%
Julius Baer Group Ltd. (b)	144,887	4,543,427
Nestlé SA, Registered Shares	467,273	26,482,091
Novartis AG, Registered Shares	92,110	4,784,011
Roche Holding AG, Genusschein Shares	37,049	5,782,291
SGS SA, Registered Shares	2,515	4,533,654
Swatch Group AG (The)	11,161	4,291,588
Swatch Group AG (The), Registered Shares	123,708	8,208,144
UBS AG, Registered Shares (b)	372,014	4,193,703
Total		62,818,909
TAIWAN 4.1%
AU Optronics Corp.	2,560,000	1,037,280
Catcher Technology Co., Ltd.	481,000	3,049,766
CTCI Corp.	2,124,000	4,328,110
Far EasTone Telecommunications Co., Ltd.	2,362,000	5,248,145
Formosa Chemicals & Fibre Corp.	411,000	1,086,572
Giant Manufacturing Co., Ltd.	205,000	963,489
Gigabyte Technology Co., Ltd.	4,420,000	3,868,906

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Hiwin Technologies Corp.	37,000	$369,992
Hon Hai Precision Industry Co., Ltd.	1,404,000	4,108,239
HTC Corp.	112,000	1,610,119
Huaku Development Co., Ltd.	1,167,737	2,707,755
MediaTek, Inc.	148,000	1,307,327
PChome Online, Inc.	144,000	780,329
Simplo Technology Co., Ltd.	134,000	957,725
Taiwan Semiconductor Manufacturing Co., Ltd.	837,049	2,322,961
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	818,120	11,232,788
Tong Hsing Electronic Industries Ltd.	198,000	635,392
United Microelectronics Corp.	1,615,000	701,662
Total		46,316,557
THAILAND 2.6%
Advanced Information Service PCL, Foreign Registered Shares	448,000	2,513,850
Bangkok Bank PCL, Foreign Registered Shares	1,177,700	6,646,234
Bangkok Expressway PCL	3,132,600	2,284,067
Charoen Pokphand Foods PCL, Foreign Registered Shares	1,351,300	1,608,820
CP ALL PCL, Foreign Registered Shares	1,007,600	1,081,814
Home Product Center PCL, Foreign Registered Shares	1,990,328	761,555
Indorama Ventures PCL	705,600	618,516
Kasikornbank PCL, Foreign Registered Shares	500,500	2,428,544
LPN Development PCL, Foreign Registered Shares	7,036,212	3,612,578
LPN Development PCL, NVDR	220,000	112,954
PTT PCL, Foreign Registered Shares	604,400	5,932,903
Siam Cement PCL, NVDR	102,800	1,103,004
Total		28,704,839
TURKEY 0.4%
Arcelik AS	143,000	599,684
Tofas Turk Otomobil Fabrikasi AS	412,642	1,402,950
Turk Traktor ve Ziraat Makineleri AS	27,930	401,407
Turkiye Garanti Bankasi AS	603,256	1,934,560
Turkiye Halk Bankasi AS	90,180	553,726
Total		4,892,327
UNITED KINGDOM 17.9%
Aggreko PLC	189,843	6,431,042
ARM Holdings PLC	820,985	6,408,756
Barclays PLC	1,410,896	3,833,596

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
BG Group PLC	908,962	$17,406,087
British American Tobacco PLC	240,988	11,359,597
British Sky Broadcasting Group PLC	595,389	6,313,182
Centrica PLC	1,914,738	9,130,377
Diageo PLC	539,197	12,855,732
Experian PLC	563,100	7,854,041
GlaxoSmithKline PLC	535,644	11,871,188
Johnson Matthey PLC	156,874	5,251,336
Legal & General Group PLC	3,522,836	5,994,052
Persimmon PLC	989,901	8,665,610
Prudential PLC	522,416	5,458,901
Reed Elsevier PLC	315,648	2,325,359
Rio Tinto PLC	158,421	6,787,605
Rolls-Royce Holdings PLC (b)	199,146	2,522,914
Shire PLC	491,986	13,860,790
Smith & Nephew PLC	536,371	5,009,530
Standard Chartered PLC	642,956	12,971,193
Tullow Oil PLC	571,476	12,524,391
Unilever PLC	346,659	10,904,469
Weir Group PLC (The)	133,347	3,173,143
Whitbread PLC	123,691	3,551,485
Wolseley PLC	146,531	4,986,406
Xstrata PLC	241,022	3,426,747
Total		200,877,529
UNITED STATES 1.3%
Freeport-McMoRan Copper & Gold, Inc.	92,729	2,971,037
Newmont Mining Corp.	77,775	3,667,869
Perrigo Co. (a)	35,084	3,644,877
Wynn Resorts Ltd.	45,751	4,714,183
Total		14,997,966
Total Common Stocks (Cost: $1,026,498,629)		$1,064,918,849

Preferred Stocks 1.7%
BRAZIL 0.3%
Petroleo Brasileiro SA	368,300	$3,456,836
GERMANY 1.4%
Henkel AG & Co. KGaA	88,891	5,791,356
Hugo Boss AG	44,596	4,331,481
Volkswagen AG (a)	36,320	5,797,842
Total		15,920,679

Issuer	Shares	Value

Preferred Stocks (continued)
UNITED KINGDOM —%
Rolls-Royce Holdings PLC (b)	23,771,666	$36,637
Total Preferred Stocks (Cost: $17,963,035)		$19,414,152

	Shares	Value

Exchange-Traded Funds —%
iShares MSCI Japan Index Fund	31,637	281,253
Total Exchange-Traded Funds (Cost: $289,994)		$281,253

Issuer	Shares	Value

Rights —%
BRAZIL —%
Cetip SA (b)	41	$51
Total Rights (Cost: $—)		$51

Warrants —%
MALAYSIA —%
Hartalega Holdings Bhd (b)(c)	47,960	$5,893
Total Warrants (Cost: $9,492)		$5,893

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.161% (f)(g)	33,494,913	$33,494,913
Total Money Market Funds (Cost: $33,494,913)		$33,494,913

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.6%
Asset-Backed Commercial Paper 0.2%
Working Capital Management Co., L.P.
06/11/12	0.240%	2,999,320	$2,999,320

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)

Certificates of Deposit 1.0%
DZ Bank AG
07/27/12	0.320%	$3,000,000	$3,000,000
Hong Kong Shanghai Bank Corp., Ltd.
06/01/12	0.250%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
06/11/12	0.220%	3,000,000	3,000,000
Natixis
06/05/12	0.250%	2,000,000	2,000,000
Total			11,000,000

Commercial Paper 0.2%
Skandinaviska Enskilda Banken AB
07/03/12	0.315%	1,998,933	1,998,933

Repurchase Agreements 5.2%
Goldman Sachs & Co. dated 05/29/12, matures 06/05/12, repurchase price $10,000,264 (h)
	0.190%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,035 (h)
	0.250%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $25,000,167 (h)
	0.240%	25,000,000	25,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $18,018,809 (h)
	0.210%	18,018,704	18,018,704
Total			58,018,704

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $74,016,957)			$74,016,957

Total Investments
(Cost: $1,152,273,020) (i)			$1,192,132,068(j)
Other Assets & Liabilities, Net			(71,902,882)
Net Assets			$1,120,229,186

Investments in Derivatives

At May 31, 2012, $911,304 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini MSCI EAFE Index	216	$14,412,600	June 2012	$—	$(2,070,698)

Forward Foreign Currency Exchange Contracts Open at May 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	June 22, 2012	113,980,000	145,875,437	$4,927,502	$—
		(EUR)	(USD)
Citigroup Global Markets Inc.	June 22, 2012	36,358,000	57,836,896	1,806,760	—
		(GBP)	(USD)
Credit Suisse Securities (USA) L.C.C	June 22, 2012	6,702,155,000	83,875,422	—	(1,670,737)
		(JPY)	(USD)
Deutsche Bank	June 22, 2012	56,456,379	58,130,000	70,751	—
		(USD)	(AUD)
Goldman, Sachs & Co.	June 22, 2012	144,616,198	856,221,000	—	(4,693,611)
		(USD)	(NOK)
UBS Securities LLC	June 22, 2012	85,650,262	86,128,000	—	(1,074,290)
		(USD)	(CHF)
Barclays Capital	July 23, 2012	57,345,765	58,869,000	—	(263,776)
		(USD)	(AUD)
Barclays Capital	July 23, 2012	29,649,079	28,287,000	—	(500,692)
		(USD)	(CHF)
Barclays Capital	July 23, 2012	47,517,331	37,711,000	—	(872,673)
		(USD)	(EUR)
Barclays Capital	July 23, 2012	56,869,386	36,226,000	—	(1,051,155)
		(USD)	(GBP)
Barclays Capital	July 23, 2012	153,652,623	12,203,245,000	2,166,634	—
		(USD)	(JPY)
Barclays Capital	July 23, 2012	7,130,250	42,838,000	—	(138,457)
		(USD)	(NOK)
Barclays Capital	July 23, 2012	9,560,468	68,278,000	—	(179,899)
		(USD)	(SEK)
Barclays Capital	July 23, 2012	1,399,264,000	47,328,395	416,252
		(TWD)	(USD)
Barclays Capital	July 23, 2012	938,660,000	29,592,055	169,787	—
		(THB)	(USD)
Barclays Capital	July 23, 2012	520,391,000	11,889,216	—	(27,013)
		(PHP)	(USD)
Barclays Capital	July 23, 2012	682,085,000	12,093,706	67,336	—
		(INR)	(USD)
Barclays Capital	July 23, 2012	169,033,477,000	17,571,048	—	(309,990)
		(IDR)	(USD)
Barclays Capital	July 23, 2012	6,093,000	5,942,106	49,387	—
		(CAD)	(USD)
Barclays Capital	July 23, 2012	37,027,000	18,018,882	—	(155,192)
		(BRL)	(USD)
Barclays Capital	July 23, 2012	70,232,053,000	59,417,981	116,353	—
		(KRW)	(USD)
Total				$9,790,762	$(10,937,485)

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $372,482, representing 0.03% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02-04-09 - 05-14-09	$—
China High Precision Automation Group Ltd.	04-18-11 - 07-14-11	426,768
China Milk Products Group Ltd.	09-11-06 - 07-02-09	4,479,619
Hartalega Holdings Bhd	05-24-12	9,492
Warrants

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $366,589, which represents 0.03% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $3,418,451 or 0.31% of net assets.

(f)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(g)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$16,462,496	$343,076,397	$(326,043,980)	$—	$33,494,913	$12,982	$33,494,913

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Goldman Sachs & Co. (0.190%)

Security Description	Value
Fannie Mae Pool	$6,702,191
Freddie Mac Gold Pool	3,401,254
Freddie Mac Non Gold Pool	96,555
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$2,111,244
Fannie Mae REMICS	6,800,736
Fannie Mae-Aces	82,501
Freddie Mac Gold Pool	2,866,457
Freddie Mac REMICS	5,600,329
Government National Mortgage Association	5,579,970
United States Treasury Note/Bond	2,458,934
Total Market Value of Collateral Securities	$25,500,171

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$11,257,230
Ginnie Mae II Pool	7,121,848
Total Market Value of Collateral Securities	$18,379,078

(i)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,152,273,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,785,000
Unrealized Depreciation	(67,926,000)
Net Unrealized Appreciation	$39,859,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)
SDR	Swedish Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$8,546,105	$147,334,360	$—	$155,880,465
Consumer Staples	6,080,963	105,365,396	230,514	111,676,873
Energy	6,606,561	76,210,155	—	82,816,716
Financials	14,602,578	173,740,644	3	188,343,225
Health Care	4,584,859	74,634,452	—	79,219,311
Industrials	16,389,420	139,066,228	—	155,455,648
Information Technology	37,501,160	94,101,514	136,072	131,738,746
Materials	17,406,453	75,221,814	—	92,628,267
Telecommunication Services	8,824,779	38,082,969	—	46,907,748
Utilities	—	20,251,850	—	20,251,850
Preferred Stocks
Consumer Discretionary	10,129,323	—	—	10,129,323
Consumer Staples	—	5,791,356	—	5,791,356
Energy	3,456,836	—	—	3,456,836
Industrials	—	36,637	—	36,637
Exchange-Traded Funds	281,253	—	—	281,253
Rights
Financials	—	51	—	51
Warrants
Health Care	—	5,893	—	5,893
Total Equity Securities	134,410,290	949,843,319	366,589	1,084,620,198
Other
Money Market Funds	33,494,913	—	—	33,494,913
Investments of Cash Collateral Received for Securities on Loan	—	74,016,957	—	74,016,957
Total Other	33,494,913	74,016,957	—	107,511,870

Investments in Securities	167,905,203	1,023,860,276	366,589	1,192,132,068
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	9,790,762	—	9,790,762
Liabilities
Futures Contracts	(2,070,698)	—	—	(2,070,698)
Forward Foreign Currency Exchange Contracts	—	(10,937,485)	—	(10,937,485)
Total	$165,834,505	$1,022,713,553	$366,589	$1,188,914,647

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of February 29, 2012	$373,678
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(7,089)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2012	$366,589

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $ (7,089).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Overseas Value Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
AUSTRALIA 8.2%
AGL Energy Ltd.	16,008	$236,598
Australia & New Zealand Banking Group Ltd.	28,819	585,834
Commonwealth Bank of Australia	8,852	425,868
Iluka Resources Ltd.	9,500	123,720
Macmahon Holdings Ltd.	181,900	114,131
National Australia Bank Ltd.	12,950	283,240
Telstra Corp., Ltd.	89,226	308,701
Westpac Banking Corp.	5,513	108,803
Total		2,186,895
BRAZIL 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	177,261
Telefonica Brasil SA, ADR	4,824	113,943
Total		291,204
CANADA 2.5%
Centerra Gold, Inc.	13,665	142,756
Cott Corp. (a)	25,295	191,230
Eastern Platinum Ltd. (a)	386,837	99,251
First Quantum Minerals Ltd.	3,979	69,691
Yamana Gold, Inc.	11,876	173,033
Total		675,961
CHINA 1.3%
China Communications Construction Co., Ltd., Class H	213,000	199,452
Spreadtrum Communications, Inc., ADR	8,054	144,167
Total		343,619
DENMARK 0.4%
Pandora A/S	9,928	101,452
FRANCE 7.6%
Alcatel-Lucent (a)	55,579	86,454
BNP Paribas SA	9,413	299,418
Sanofi	10,245	696,737
Total SA	19,132	822,426
Vivendi SA	8,409	135,795
Total		2,040,830
GERMANY 7.2%
Allianz SE, Registered Shares	3,477	314,323
Aurubis AG	3,465	158,054
BASF SE	2,504	174,564
Bayerische Motoren Werke AG	2,963	223,855

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Bank AG, Registered Shares	5,344	$192,189
Freenet AG	19,639	269,913
Gildemeister AG	4,079	67,409
KHD Humboldt Wedag International AG (a)	43,971	278,919
Kloeckner & Co. SE (a)	11,080	105,096
Siemens AG, Registered Shares	1,911	157,160
Total		1,941,482
HONG KONG 2.4%
Asian Citrus Holdings Ltd.	331,000	166,121
Cheung Kong Holdings Ltd.	22,500	258,712
Hongkong Land Holdings Ltd.	39,000	217,773
Total		642,606
IRELAND 2.8%
DCC PLC	8,532	200,447
Dragon Oil PLC	20,573	158,139
Jazz Pharmaceuticals PLC (a)	5,297	228,830
Smurfit Kappa Group PLC	26,729	168,227
Total		755,643
ISRAEL 0.8%
Teva Pharmaceutical Industries Ltd., ADR	5,635	220,836
ITALY 2.0%
ENI SpA	16,966	327,264
Recordati SpA	30,941	202,579
Total		529,843
JAPAN 22.0%
Aeon Co., Ltd.	21,900	265,382
Aeon Delight Co., Ltd.	10,500	244,568
Arnest One Corp.	23,700	276,013
Canon, Inc.	5,900	235,419
CyberAgent, Inc.	41	86,177
Daihatsu Motor Co., Ltd.	11,000	188,796
Daiichikosho Co., Ltd.	17,700	365,482
Fuji Machine Manufacturing Co., Ltd.	11,900	217,523
Fuyo General Lease Co., Ltd.	9,100	266,151
Hitachi Ltd.	50,000	285,439
ITOCHU Corp.	28,400	310,632
Japan Petroleum Exploration Co.	4,600	177,888
K’s Holdings Corp.	5,600	140,419
Kato Sangyo Co., Ltd.	12,400	240,758
Kinki Sharyo Co., Ltd.	56,000	181,909

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mandom Corp.	8,100	$203,607
Mitsubishi UFJ Financial Group, Inc.	66,700	287,862
Nissan Motor Co., Ltd.	43,200	415,478
NTT DoCoMo, Inc.	211	336,617
Otsuka Holdings Co., Ltd.	7,200	226,283
Shinko Plantech Co., Ltd.	32,900	249,222
SoftBank Corp.	5,500	171,705
Sumitomo Mitsui Financial Group, Inc.	17,900	521,544
Total		5,894,874
NETHERLANDS 1.9%
ING Groep NV-CVA (a)	37,578	217,039
Koninklijke Ahold NV	25,425	298,693
Total		515,732
NORWAY 2.9%
Atea ASA	23,849	225,234
DNB ASA	20,235	182,333
Electromagnetic GeoServices AS (a)	80,675	177,448
Kongsberg Automotive Holding ASA (a)	337,189	87,676
Marine Harvest ASA (a)	228,037	111,205
Total		783,896
PHILIPPINES 0.6%
Energy Development Corp.	1,064,700	146,626
SINGAPORE 1.1%
DBS Group Holdings Ltd.	30,000	306,419
SOUTH KOREA 2.7%
Capro Corp.	7,730	107,728
Hyundai Home Shopping Network Corp.	2,516	256,385
LG Fashon Corp.	3,357	90,102
Youngone Holdings Co., Ltd.	5,703	278,705
Total		732,920
SPAIN 1.8%
Banco Santander SA	71,238	378,329
Telefonica SA	10,278	113,578
Total		491,907
SWEDEN 2.5%
MQ Holding AB	57,552	180,630
Nordea Bank AB	32,103	237,309

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Saab AB, Class B	16,349	$253,185
Total		671,124
SWITZERLAND 5.4%
Baloise Holding AG, Registered Shares	3,318	204,611
Nestlé SA, Registered Shares	2,893	163,957
Novartis AG, Registered Shares	12,678	658,470
Zurich Insurance Group AG (a)	2,034	415,867
Total		1,442,905
TAIWAN 0.6%
Huaku Development Co., Ltd.	73,694	170,882
THAILAND 1.4%
Bangkok Bank PCL, Foreign Registered Shares	36,900	208,241
PTT PCL, Foreign Registered Shares	18,200	178,655
Total		386,896
UNITED KINGDOM 19.1%
AstraZeneca PLC	9,477	382,384
Aviva PLC	63,990	257,895
Barclays PLC	72,927	198,152
BP PLC	95,257	579,753
Bwin.Party Digital Entertainment PLC	64,934	120,091
Centrica PLC	64,729	308,658
HSBC Holdings PLC	106,387	835,395
ICAP PLC	36,621	192,123
Intermediate Capital Group PLC	38,136	145,175
Lancashire Holdings Ltd.	18,427	213,850
Royal Dutch Shell PLC, Class B	37,291	1,194,574
Vodafone Group PLC	257,708	687,121
Total		5,115,171
UNITED STATES 1.1%
Regeneron Pharmaceuticals, Inc. (a)	866	117,473
Tyco International Ltd.	3,489	185,475
Total		302,948
Total Common Stocks (Cost: $30,416,637)		$26,692,671

Rights 0.1%
AUSTRALIA 0.1%
AGL Energy Ltd. (a)	2,668	$9,330
Total Rights (Cost: $—)		$9,330

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
CBOE SPX Volatility Index
	23	25	06/20/2012	$7,015
Total Options Purchased Calls (Cost: $5,992)				$7,015

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.161% (b)(c)	136,278	$136,278
Total Money Market Funds (Cost: $136,278)		$136,278
Total Investments
(Cost: $30,558,907) (d)		$26,845,294(e)
Other Assets & Liabilities, Net		951
Net Assets		$26,846,245

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at May 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	July 23, 2012	619,000	603,721	5,068	—
		(CAD)	(USD)
Morgan Stanley & Co.	July 23, 2012	875,064,000	742,461	3,585	—
		(KRW)	(USD)
Morgan Stanley & Co.	July 23, 2012	3,459,000	576,199	11,640	—
		(NOK)	(USD)
Morgan Stanley & Co.	July 23, 2012	12,128,000	383,870	3,718	—
		(THB)	(USD)
Morgan Stanley & Co.	July 23, 2012	4,843,000	163,725	1,358	—
		(TWD)	(USD)
Morgan Stanley & Co.	July 23, 2012	193,056	198,000	—	(1,066)
		(USD)	(AUD)
Morgan Stanley & Co.	July 23, 2012	272,932	261,000	—	(3,984)
		(USD)	(CHF)
Morgan Stanley & Co.	July 23, 2012	1,781,425	1,414,000	—	(32,451)
		(USD)	(EUR)
Morgan Stanley & Co.	July 23, 2012	902,762	575,000	—	(16,783)
		(USD)	(GBP)
Morgan Stanley & Co.	July 23, 2012	274,728	350,000	—	(3,089)
		(USD)	(SGD)
Total				$25,369	$(57,373)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2012.

(c)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,522,144	$(1,385,866)	$—	$136,278	$47	$136,278

(d)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $30,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$777,000
Unrealized Depreciation	(4,491,000)
Net Unrealized Depreciation	$(3,714,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 29, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$2,811,262	$—	$2,811,262
Consumer Staples	191,230	1,449,722	—	1,640,952
Energy	—	3,865,369	—	3,865,369
Financials	—	7,925,337	—	7,925,337
Health Care	567,139	2,166,454	—	2,733,593
Industrials	185,475	2,330,430	—	2,515,905
Information Technology	144,167	832,545	—	976,712
Materials	484,731	732,292	—	1,217,023
Telecommunication Services	113,943	2,023,430	—	2,137,373
Utilities	177,262	691,883	—	869,145
Rights
Utilities	—	9,330	—	9,330
Total Equity Securities	1,863,947	24,838,054	—	26,702,001

Other
Options Purchsed Calls	7,015	—	—	7,015
Money Market Funds	136,278	—	—	136,278
Total Other	143,293	—	—	143,293

Investments in Securities	2,007,240	24,838,054	—	26,845,294
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	25,369	—	25,369
Liabilities
Forward Foreign Currency Exchange Contracts	—	(57,373)	—	(57,373)
Total	$2,007,240	$24,806,050	$—	$26,813,290

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Growth Fund II

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.9%
CONSUMER DISCRETIONARY 18.3%
Diversified Consumer Services 0.8%
Coinstar, Inc. (a)	34,992	$2,149,559
Hotels, Restaurants & Leisure 2.9%
BJ’s Restaurants, Inc. (a)	45,367	1,986,621
Domino’s Pizza, Inc.	101,107	3,104,996
Life Time Fitness, Inc. (a)	50,847	2,179,302
Total		7,270,919
Leisure Equipment & Products 1.6%
Arctic Cat, Inc. (a)	60,584	2,190,717
Polaris Industries, Inc.	23,282	1,768,734
Total		3,959,451
Media 1.8%
IMAX Corp. (a)	124,428	2,642,851
National CineMedia, Inc.	151,473	2,043,371
Total		4,686,222
Specialty Retail 7.9%
Asbury Automotive Group, Inc. (a)	80,342	2,147,542
Body Central Corp. (a)	85,815	1,257,190
Cabela’s, Inc. (a)	46,337	1,637,549
GNC Holdings, Inc., Class A	96,807	3,729,974
hhgregg, Inc. (a)	99,428	1,068,851
Lumber Liquidators Holdings, Inc. (a)	67,269	1,956,855
Pier 1 Imports, Inc.	184,596	3,008,915
Rent-A-Center, Inc.	59,822	2,014,207
Select Comfort Corp. (a)	62,689	1,715,171
Vitamin Shoppe, Inc. (a)	30,120	1,491,542
Total		20,027,796
Textiles, Apparel & Luxury Goods 3.3%
Crocs, Inc. (a)	98,704	1,669,085
Fifth & Pacific Co., Inc. (a)	146,263	1,750,768
Gildan Activewear, Inc.	156,902	3,698,180
Tumi Holdings, Inc. (a)	66,570	1,148,332
Total		8,266,365
TOTAL CONSUMER DISCRETIONARY		46,360,312
CONSUMER STAPLES 4.7%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc.	75,195	4,258,293
Fresh Market, Inc. (The) (a)	45,869	2,665,906
Total		6,924,199
Food Products 0.6%
Post Holdings, Inc. (a)	46,585	1,400,811

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.4%
Elizabeth Arden, Inc. (a)	72,080	$2,483,877
Nu Skin Enterprises, Inc., Class A	26,943	1,155,316
Total		3,639,193
TOTAL CONSUMER STAPLES		11,964,203
ENERGY 7.2%
Energy Equipment & Services 1.7%
CARBO Ceramics, Inc.	15,201	1,236,753
Key Energy Services, Inc. (a)	128,084	1,269,313
Superior Energy Services, Inc. (a)	86,641	1,874,911
Total		4,380,977
Oil, Gas & Consumable Fuels 5.5%
Energy XXI Bermuda Ltd.	112,990	3,508,340
Golar LNG Ltd.	40,208	1,408,486
Kodiak Oil & Gas Corp. (a)	152,768	1,238,948
Oasis Petroleum, Inc. (a)	103,571	2,660,739
Resolute Energy Corp. (a)	148,655	1,300,731
Rosetta Resources, Inc. (a)	30,986	1,198,848
Teekay Tankers Ltd., Class A	237,070	964,875
Western Refining, Inc.	75,881	1,467,539
Total		13,748,506
TOTAL ENERGY		18,129,483
FINANCIALS 5.9%
Commercial Banks 1.1%
Signature Bank (a)	46,719	2,869,014
Consumer Finance 0.9%
DFC Global Corp. (a)	134,084	2,209,704
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	178,418	1,773,475
Home Properties, Inc.	48,348	2,897,979
Omega Healthcare Investors, Inc.	96,349	2,033,928
Redwood Trust, Inc.	16,273	197,066
Sabra Health Care REIT, Inc.	98,056	1,410,045
Summit Hotel Properties, Inc.	184,466	1,470,194
Total		9,782,687
TOTAL FINANCIALS		14,861,405
HEALTH CARE 20.5%
Biotechnology 6.8%
Alkermes PLC (a)	160,184	2,502,074

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Amarin Corp. PLC, ADR (a)	230,557	$2,732,100
Ariad Pharmaceuticals, Inc. (a)	125,659	2,082,170
Dynavax Technologies Corp. (a)	241,542	910,613
Exact Sciences Corp. (a)	123,827	1,223,411
Idenix Pharmaceuticals, Inc. (a)	220,661	1,994,775
Ironwood Pharmaceuticals, Inc. (a)	87,230	1,039,782
Onyx Pharmaceuticals, Inc. (a)	75,207	3,442,977
Rigel Pharmaceuticals, Inc. (a)	162,245	1,205,480
Total		17,133,382
Health Care Equipment & Supplies 4.6%
Align Technology, Inc. (a)	106,252	3,318,250
Insulet Corp. (a)	139,522	2,569,995
Masimo Corp. (a)	96,797	1,820,752
NxStage Medical, Inc. (a)	111,537	1,694,247
Volcano Corp. (a)	75,334	2,153,799
Total		11,557,043
Health Care Providers & Services 5.0%
Brookdale Senior Living, Inc. (a)	264,570	4,362,759
Catalyst Health Solutions, Inc. (a)	24,731	2,148,382
HMS Holdings Corp. (a)	149,120	3,994,925
IPC The Hospitalist Co., Inc. (a)	64,420	2,254,056
Total		12,760,122
Health Care Technology 0.5%
athenahealth, Inc. (a)	18,904	1,374,131
Life Sciences Tools & Services 0.6%
ICON PLC, ADR (a)	68,106	1,462,236
Pharmaceuticals 3.0%
Akorn, Inc. (a)	82,340	1,123,941
Impax Laboratories, Inc. (a)	122,043	2,529,951
MAP Pharmaceuticals, Inc. (a)	119,834	1,410,446
Salix Pharmaceuticals Ltd. (a)	50,145	2,598,013
Total		7,662,351
TOTAL HEALTH CARE		51,949,265
INDUSTRIALS 17.5%
Aerospace & Defense 2.1%
Hexcel Corp. (a)	160,807	3,920,475
LMI Aerospace, Inc. (a)	94,293	1,480,400
Total		5,400,875

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.9%
USG Corp. (a)	147,605	$2,276,069
Commercial Services & Supplies 2.6%
Clean Harbors, Inc. (a)	26,736	1,659,503
Portfolio Recovery Associates, Inc. (a)	38,442	2,656,727
Tetra Tech, Inc. (a)	91,915	2,296,956
Total		6,613,186
Electrical Equipment 0.8%
Regal-Beloit Corp.	32,755	1,974,799
Machinery 3.4%
Chart Industries, Inc. (a)	24,545	1,533,081
Lindsay Corp.	30,063	1,673,006
Proto Labs, Inc. (a)	38,159	1,407,685
Trinity Industries, Inc.	52,898	1,306,581
Woodward, Inc.	70,968	2,676,203
Total		8,596,556
Marine 0.7%
Costamare, Inc.	136,781	1,820,555
Professional Services 1.5%
Acacia Research Corp. (a)	58,390	2,030,220
Advisory Board Co. (The) (a)	16,894	1,636,522
Total		3,666,742
Road & Rail 2.9%
Avis Budget Group, Inc. (a)	83,450	1,239,232
Genesee & Wyoming, Inc., Class A (a)	20,405	1,022,495
Knight Transportation, Inc.	67,252	1,127,144
Landstar System, Inc.	34,340	1,809,718
Roadrunner Transportation Systems, Inc. (a)	121,788	2,046,038
Total		7,244,627
Trading Companies & Distributors 2.6%
TAL International Group, Inc.	56,399	1,844,811
Titan Machinery, Inc. (a)	40,758	1,257,384
United Rentals, Inc. (a)	57,374	1,982,272
Watsco, Inc.	19,718	1,451,442
Total		6,535,909
TOTAL INDUSTRIALS		44,129,318

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.2%
Internet Software & Services 4.7%
Bankrate, Inc. (a)	95,594	$1,661,424
CoStar Group, Inc. (a)	30,693	2,267,906
DealerTrack Holdings, Inc. (a)	83,939	2,291,535
LogMeIn, Inc. (a)	48,720	1,561,476
Stamps.com, Inc. (a)	70,544	1,732,560
Zillow, Inc. (a)	60,979	2,389,157
Total		11,904,058
IT Services 0.6%
Wright Express Corp. (a)	26,490	1,485,029
Semiconductors & Semiconductor Equipment 3.6%
Entegris, Inc. (a)	185,855	1,432,942
Kulicke & Soffa Industries, Inc. (a)	101,209	1,064,719
Semtech Corp. (a)	110,317	2,657,536
Silicon Laboratories, Inc. (a)	47,984	1,656,887
Volterra Semiconductor Corp. (a)	80,743	2,243,041
Total		9,055,125
Software 11.3%
ACI Worldwide, Inc. (a)	48,064	1,835,564
Aspen Technology, Inc. (a)	194,180	4,291,378
BroadSoft, Inc. (a)	23,580	643,970
CommVault Systems, Inc. (a)	41,318	1,936,575
Concur Technologies, Inc. (a)	23,687	1,465,041
Fortinet, Inc. (a)	112,890	2,398,912
Guidewire Software, Inc. (a)	85,290	2,209,864
Infoblox, Inc. (a)	55,013	1,088,707
Kenexa Corp. (a)	64,903	1,893,221
Monitise PLC (a)	2,255,090	1,007,908
Parametric Technology Corp. (a)	125,484	2,534,777
Pegasystems, Inc.	41,915	1,298,946
Proofpoint, Inc. (a)	112,709	1,608,357
QLIK Technologies, Inc. (a)	50,757	1,153,707

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Sourcefire, Inc. (a)	25,828	$1,424,672
TIBCO Software, Inc. (a)	71,282	1,906,794
Total		28,698,393
TOTAL INFORMATION TECHNOLOGY		51,142,605
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	45,847	1,550,087
TOTAL UTILITIES		1,550,087
Total Common Stocks (Cost: $230,092,379)		$240,086,678

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	34,795	$14,587
TOTAL ENERGY		14,587
Total Warrants (Cost: $30,196)		$14,587

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	11,937,742	$11,937,742
Total Money Market Funds (Cost: $11,937,742)		$11,937,742
Total Investments
(Cost: $242,060,317) (e)		$252,039,007(f)
Other Assets & Liabilities, Net		962,633
Net Assets		$253,001,640

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $14,587, representing 0.01% of net assets.  Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	$30,196

(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$8,309,425	$83,739,076	$(80,110,759)	$—	$11,937,742	$3,288	$11,937,742

(e)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $242,060,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,209,000
Unrealized Depreciation	(15,230,000)
Net Unrealized Appreciation	$9,979,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated February 29, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$46,360,312	$—	$—	$46,360,312
Consumer Staples	11,964,203	—	—	11,964,203
Energy	18,129,483	—	—	18,129,483
Financials	14,861,405	—	—	14,861,405
Health Care	51,949,265	—	—	51,949,265
Industrials	44,129,318	—	—	44,129,318
Information Technology	50,134,697	1,007,908	—	51,142,605
Utilities	1,550,087	—	—	1,550,087
Warrants
Energy	—	14,587	—	14,587
Total Equity Securities	239,078,770	1,022,495	—	240,101,265

Other
Money Market Funds	11,937,742	—	—	11,937,742
Total Other	11,937,742	—	—	11,937,742
Total	$251,016,512	$1,022,495	$—	$252,039,007

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 15.9%
Auto Components 0.3%
Drew Industries, Inc. (a)	64,221	$1,705,067
Spartan Motors, Inc.	113,772	511,974
Standard Motor Products, Inc. (b)	65,935	890,782
Superior Industries International, Inc.	80,039	1,343,855
Total		4,451,678
Automobiles 0.1%
Winnebago Industries, Inc. (a)(b)	98,717	884,504
Distributors 0.4%
Pool Corp.	160,895	5,948,288
VOXX International Corp. (a)	63,306	624,197
Total		6,572,485
Diversified Consumer Services 1.0%
American Public Education, Inc. (a)(b)	60,511	1,720,328
Capella Education Co. (a)	46,421	1,425,589
Career Education Corp. (a)	180,694	1,181,739
Coinstar, Inc. (a)(b)	102,780	6,313,775
Corinthian Colleges, Inc. (a)	287,496	787,739
Hillenbrand, Inc.	211,562	3,971,019
Lincoln Educational Services Corp.	76,617	444,379
Universal Technical Institute, Inc.	72,796	887,383
Total		16,731,951
Hotels, Restaurants & Leisure 3.5%
Biglari Holdings, Inc. (a)(b)	4,852	1,899,461
BJ’s Restaurants, Inc. (a)(b)	82,235	3,601,071
Boyd Gaming Corp. (a)(b)	184,750	1,407,795
Buffalo Wild Wings, Inc. (a)	62,227	5,296,140
CEC Entertainment, Inc.	61,482	2,149,411
Cracker Barrel Old Country Store, Inc.	77,881	4,771,769
DineEquity, Inc. (a)	52,684	2,528,832
Interval Leisure Group, Inc.	134,688	2,242,555
Jack in the Box, Inc. (a)	149,359	3,860,930
Marcus Corp.	67,365	897,975
Marriott Vacations Worldwide Corp. (a)	91,337	2,584,837
Monarch Casino & Resort, Inc. (a)	38,805	359,722
Multimedia Games Holdings Co., Inc. (a)	91,750	1,156,968
Papa John’s International, Inc. (a)	62,409	2,903,267
Peet’s Coffee & Tea, Inc. (a)	44,466	2,649,284
PF Chang’s China Bistro, Inc.	71,636	3,672,778
Pinnacle Entertainment, Inc. (a)	210,478	2,058,475
Red Robin Gourmet Burgers, Inc. (a)	37,535	1,201,120
Ruby Tuesday, Inc. (a)	212,119	1,523,014

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc. (a)	119,290	$782,542
Shuffle Master, Inc. (a)	186,085	2,951,308
Sonic Corp. (a)	205,030	1,748,906
Texas Roadhouse, Inc.	201,778	3,668,324
Total		55,916,484
Household Durables 1.4%
American Greetings Corp., Class A (b)	118,999	1,669,556
Blyth, Inc.	17,543	1,310,813
Ethan Allen Interiors, Inc.	87,946	1,979,665
Helen of Troy Ltd. (a)	107,053	3,370,028
iRobot Corp. (a)(b)	92,540	1,959,997
La-Z-Boy, Inc. (a)	175,165	2,471,578
M/I Homes, Inc. (a)	63,579	954,957
Meritage Homes Corp. (a)	95,301	2,859,983
Ryland Group, Inc. (The)	150,469	3,364,487
Standard Pacific Corp. (a)(b)	342,767	1,768,678
Universal Electronics, Inc. (a)	49,992	654,895
Total		22,364,637
Internet & Catalog Retail 0.2%
Blue Nile, Inc. (a)(b)	47,037	1,518,825
Nutrisystem, Inc. (b)	92,019	943,195
PetMed Express, Inc. (b)	66,505	758,822
Total		3,220,842
Leisure Equipment & Products 0.8%
Arctic Cat, Inc. (a)	42,827	1,548,624
Brunswick Corp.	302,054	6,614,983
Callaway Golf Co.	220,174	1,215,361
JAKKS Pacific, Inc.	87,225	1,612,790
Sturm Ruger & Co., Inc.	64,730	2,522,528
Total		13,514,286
Media 0.7%
Arbitron, Inc.	92,496	3,093,066
Digital Generation, Inc. (a)	92,656	881,159
EW Scripps Co., Class A (a)	104,947	943,473
Harte-Hanks, Inc.	148,943	1,257,079
Live Nation Entertainment, Inc. (a)	492,946	4,609,045
Total		10,783,822
Multiline Retail 0.1%
Fred’s, Inc., Class A	125,407	1,724,346
Tuesday Morning Corp. (a)	141,603	591,901
Total		2,316,247
Specialty Retail 5.0%
Big 5 Sporting Goods Corp.	73,662	479,540

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Brown Shoe Co., Inc.	142,182	$1,690,544
Buckle, Inc. (The) (b)	90,458	3,540,526
Cabela’s, Inc. (a)	144,600	5,110,164
Cato Corp. (The), Class A	98,743	2,833,924
Children’s Place Retail Stores, Inc. (The) (a)	84,233	3,872,191
Christopher & Banks Corp.	121,937	146,324
Coldwater Creek, Inc. (a)	300,619	249,514
Finish Line, Inc., Class A (The)	175,870	3,626,439
Genesco, Inc. (a)	82,002	5,453,133
Group 1 Automotive, Inc. (b)	76,917	4,027,374
Haverty Furniture Companies, Inc.	64,668	785,069
Hibbett Sports, Inc. (a)	89,619	5,021,353
HOT Topic, Inc.	143,055	1,417,675
JOS A Bank Clothiers, Inc. (a)	94,251	4,180,974
Kirkland’s, Inc. (a)	52,359	567,572
Lithia Motors, Inc., Class A	73,083	1,784,687
Lumber Liquidators Holdings, Inc. (a)(b)	94,878	2,760,001
MarineMax, Inc. (a)	79,333	764,770
Men’s Wearhouse, Inc. (The)	173,587	6,247,396
Monro Muffler Brake, Inc.	104,539	3,532,373
OfficeMax, Inc. (a)	291,785	1,420,993
PEP Boys-Manny Moe & Jack (The)	178,630	1,657,686
Rue21, Inc. (a)(b)	53,026	1,404,128
Select Comfort Corp. (a)	191,178	5,230,630
Sonic Automotive, Inc., Class A	117,695	1,752,479
Stage Stores, Inc.	103,036	1,771,189
Stein Mart, Inc. (a)	91,257	660,701
Vitamin Shoppe, Inc. (a)	98,953	4,900,153
Zale Corp. (a)(b)	88,290	206,599
Zumiez, Inc. (a)	73,784	2,714,513
Total		79,810,614
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc. (a)	304,249	5,144,851
Fifth & Pacific Co., Inc. (a)(b)	368,044	4,405,487
Iconix Brand Group, Inc. (a)(b)	245,572	3,678,668
K-Swiss, Inc., Class A (a)(b)	92,814	277,514
Maidenform Brands, Inc. (a)	79,583	1,535,952
Movado Group, Inc.	59,011	1,634,605
Oxford Industries, Inc.	46,923	2,160,804
Perry Ellis International, Inc. (a)	41,080	772,715
Quiksilver, Inc. (a)	414,646	1,140,276
Skechers U.S.A., Inc., Class A (a)	125,292	2,128,711
Steven Madden Ltd. (a)	132,636	5,377,063
True Religion Apparel, Inc.	86,290	2,530,886

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	164,789	$7,005,180
Total		37,792,712
TOTAL CONSUMER DISCRETIONARY		254,360,262
CONSUMER STAPLES 4.5%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A (a)(b)	28,763	3,015,801
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	62,200	2,708,810
Casey’s General Stores, Inc.	128,892	7,299,154
Nash Finch Co.	41,331	851,832
Spartan Stores, Inc.	73,394	1,229,350
United Natural Foods, Inc. (a)	165,092	8,370,164
Total		20,459,310
Food Products 2.5%
B&G Foods, Inc.	163,797	3,944,232
Cal-Maine Foods, Inc.	48,510	1,724,045
Calavo Growers, Inc. (b)	42,500	1,164,075
Darling International, Inc. (a)	397,205	5,564,842
Diamond Foods, Inc. (b)	74,704	1,576,254
Hain Celestial Group, Inc. (The) (a)	150,194	8,334,265
J&J Snack Foods Corp.	49,010	2,698,981
Sanderson Farms, Inc. (b)	64,066	3,519,786
Seneca Foods Corp., Class A (a)	30,934	674,052
Snyders-Lance, Inc.	158,545	4,088,876
TreeHouse Foods, Inc. (a)	121,636	6,934,468
Total		40,223,876
Household Products 0.2%
Central Garden and Pet Co., Class A (a)	143,154	1,319,880
WD-40 Co.	54,115	2,531,500
Total		3,851,380
Personal Products 0.2%
Inter Parfums, Inc.	54,803	860,407
Medifast, Inc. (a)(b)	46,583	841,289
Prestige Brands Holdings, Inc. (a)	170,799	2,345,070
Total		4,046,766
Tobacco 0.1%
Alliance One International, Inc. (a)	295,891	849,207
TOTAL CONSUMER STAPLES		72,446,340

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 3.9%
Energy Equipment & Services 2.2%
Basic Energy Services, Inc. (a)	99,611	$1,129,589
Bristow Group, Inc.	120,814	4,838,601
Exterran Holdings, Inc. (a)	211,954	2,445,949
Gulf Island Fabrication, Inc.	48,727	1,218,175
Hornbeck Offshore Services, Inc. (a)(b)	118,565	3,958,885
ION Geophysical Corp. (a)	432,019	2,618,035
Lufkin Industries, Inc.	112,423	6,460,950
Matrix Service Co. (a)	87,090	904,865
OYO Geospace Corp. (a)	21,575	2,001,944
Pioneer Drilling Co. (a)	208,276	1,549,573
SEACOR Holdings, Inc. (a)	70,936	6,115,393
Tetra Technologies, Inc. (a)	262,513	1,677,458
Total		34,919,417
Oil, Gas & Consumable Fuels 1.7%
Approach Resources, Inc. (a)	90,100	2,525,503
Cloud Peak Energy, Inc. (a)	206,302	3,193,555
Comstock Resources, Inc. (a)	162,973	2,436,446
Contango Oil & Gas Co. (a)	43,176	2,268,467
Georesources, Inc. (a)	67,573	2,412,356
Gulfport Energy Corp. (a)	152,564	2,819,383
Overseas Shipholding Group, Inc. (b)	88,660	968,167
Penn Virginia Corp.	154,812	870,044
Petroleum Development Corp. (a)	102,021	2,534,202
Petroquest Energy, Inc. (a)(b)	193,172	956,201
Stone Energy Corp. (a)	165,509	3,899,392
Swift Energy Co. (a)	144,070	2,868,434
Total		27,752,150
TOTAL ENERGY		62,671,567
FINANCIALS 19.7%
Capital Markets 1.2%
Calamos Asset Management, Inc., Class A	68,176	741,755
Financial Engines, Inc. (a)	133,991	2,811,131
Investment Technology Group, Inc. (a)	132,422	1,255,361
Piper Jaffray Companies (a)	53,324	1,168,329
Prospect Capital Corp. (b)	412,638	4,444,111
Stifel Financial Corp. (a)	181,915	5,783,078
SWS Group, Inc.	99,392	571,504
Virtus Investment Partners, Inc. (a)	26,088	1,849,117
Total		18,624,386
Commercial Banks 6.1%
Bank of the Ozarks, Inc. (b)	97,136	2,820,829
BBCN Bancorp, Inc. (a)	264,096	2,849,596

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Boston Private Financial Holdings, Inc.	264,211	$2,383,183
City Holding Co. (b)	50,151	1,613,859
Columbia Banking System, Inc.	133,839	2,425,163
Community Bank System, Inc. (b)	132,725	3,531,812
CVB Financial Corp.	297,197	3,236,475
First BanCorp (a)	69,525	253,766
First Commonwealth Financial Corp.	355,640	2,229,863
First Financial Bancorp	197,356	3,031,388
First Financial Bankshares, Inc. (b)	106,566	3,416,522
First Midwest Bancorp, Inc.	252,941	2,552,175
FNB Corp.	471,740	5,009,879
Glacier Bancorp, Inc. (b)	243,517	3,494,469
Hanmi Financial Corp. (a)	106,650	1,001,443
Home Bancshares, Inc.	75,530	2,124,659
Independent Bank Corp. (b)	72,764	1,966,811
National Penn Bancshares, Inc.	417,600	3,720,816
NBT Bancorp, Inc.	112,577	2,236,905
Old National Bancorp	320,523	3,714,862
PacWest Bancorp	113,571	2,590,555
Pinnacle Financial Partners, Inc. (a)	117,184	1,999,159
PrivateBancorp, Inc.	203,541	2,998,159
S&T Bancorp, Inc. (b)	95,287	1,636,078
Simmons First National Corp., Class A (b)	58,286	1,386,041
Sterling Bancorp (b)	104,715	952,907
Susquehanna Bancshares, Inc.	633,100	6,096,753
Texas Capital Bancshares, Inc. (a)	127,912	4,960,427
Tompkins Financial Corp.	30,144	1,103,572
UMB Financial Corp.	109,861	5,357,921
Umpqua Holdings Corp.	378,909	4,861,402
United Bankshares, Inc. (b)	153,051	3,921,167
United Community Banks, Inc. (a)	64,358	529,666
Wilshire Bancorp, Inc. (a)	202,783	1,015,943
Wintrust Financial Corp.	122,920	4,180,509
Total		97,204,734
Consumer Finance 0.9%
Cash America International, Inc.	99,410	4,421,757
Ezcorp, Inc., Class A (a)	148,436	3,503,090
First Cash Financial Services, Inc. (a)	99,804	3,738,658
World Acceptance Corp. (a)	50,176	3,434,045
Total		15,097,550
Diversified Financial Services 0.1%
Interactive Brokers Group, Inc., Class A	131,192	1,870,798

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 2.4%
AMERISAFE, Inc. (a)	61,617	$1,687,690
eHealth, Inc. (a)	67,892	1,088,309
Employers Holdings, Inc.	110,401	1,865,777
Horace Mann Educators Corp.	134,895	2,308,053
Infinity Property & Casualty Corp.	39,958	2,144,146
Meadowbrook Insurance Group, Inc.	172,879	1,536,894
National Financial Partners Corp. (a)	136,455	1,814,852
Navigators Group, Inc. (The) (a)	36,424	1,764,743
Presidential Life Corp.	72,114	635,324
ProAssurance Corp.	103,452	9,118,259
RLI Corp. (b)	56,720	3,779,821
Safety Insurance Group, Inc.	51,447	2,063,539
Selective Insurance Group, Inc.	185,365	3,132,669
Stewart Information Services Corp. (b)	65,359	903,915
Tower Group, Inc.	132,807	2,607,001
United Fire Group, Inc.	69,964	1,486,735
Total		37,937,727
Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	144,806	3,239,310
Cedar Realty Trust, Inc.	192,482	923,914
Colonial Properties Trust	297,554	6,311,120
Cousins Properties, Inc.	352,663	2,553,280
DiamondRock Hospitality Co.	568,639	5,652,272
EastGroup Properties, Inc.	94,351	4,676,979
Entertainment Properties Trust	158,011	6,521,114
Extra Space Storage, Inc.	344,785	9,778,103
Franklin Street Properties Corp.	244,346	2,384,817
Getty Realty Corp. (b)	91,610	1,474,921
Healthcare Realty Trust, Inc.	263,962	5,775,489
Inland Real Estate Corp.	262,312	2,156,205
Kilroy Realty Corp.	231,443	10,625,548
Kite Realty Group Trust	215,458	1,021,271
LaSalle Hotel Properties	289,971	7,997,400
Lexington Realty Trust (b)	457,843	3,804,675
LTC Properties, Inc.	102,970	3,322,842
Medical Properties Trust, Inc.	458,112	4,123,008
Mid-America Apartment Communities, Inc.	138,599	9,340,187
Parkway Properties, Inc.	74,491	785,135
Pennsylvania Real Estate Investment Trust	187,903	2,382,610
Post Properties, Inc.	180,302	8,728,420
PS Business Parks, Inc.	62,927	4,146,260
Saul Centers, Inc.	39,821	1,599,211
Sovran Self Storage, Inc.	98,090	4,840,741
Tanger Factory Outlet Centers	307,427	9,533,311

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Universal Health Realty Income Trust	42,887	$1,657,582
Urstadt Biddle Properties, Inc., Class A	78,707	1,400,985
Total		126,756,710
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	117,366	1,583,267
Thrifts & Mortgage Finance 1.0%
Bank Mutual Corp.	156,861	539,602
Brookline Bancorp, Inc.	237,759	2,089,902
Dime Community Bancshares, Inc.	95,131	1,242,411
Northwest Bancshares, Inc.	330,245	3,787,910
Oritani Financial Corp.	153,992	2,108,150
Provident Financial Services, Inc.	182,025	2,539,249
TrustCo Bank Corp.	316,781	1,640,926
ViewPoint Financial Group, Inc.	110,198	1,680,519
Total		15,628,669
TOTAL FINANCIALS		314,703,841
HEALTH CARE 10.7%
Biotechnology 0.9%
Arqule, Inc. (a)	206,888	1,228,915
Cubist Pharmaceuticals, Inc. (a)	213,188	8,553,102
Emergent Biosolutions, Inc. (a)	84,010	1,211,424
Momenta Pharmaceuticals, Inc. (a)	149,517	2,061,839
Savient Pharmaceuticals, Inc. (a)(b)	243,008	176,011
Spectrum Pharmaceuticals, Inc. (a)(b)	171,069	1,982,690
Total		15,213,981
Health Care Equipment & Supplies 3.4%
Abaxis, Inc. (a)	73,469	2,405,375
Align Technology, Inc. (a)	233,827	7,302,417
Analogic Corp.	41,423	2,731,433
Cantel Medical Corp.	68,513	1,497,694
CONMED Corp.	94,860	2,541,299
CryoLife, Inc. (a)	93,860	433,633
Cyberonics, Inc. (a)	83,921	3,235,154
Greatbatch, Inc. (a)	79,335	1,646,995
Haemonetics Corp. (a)	85,132	5,934,552
ICU Medical, Inc. (a)	41,333	2,126,583
Integra LifeSciences Holdings Corp. (a)	67,360	2,391,954
Invacare Corp.	107,742	1,604,278
Kensey Nash Corp.	26,423	1,015,964
Meridian Bioscience, Inc. (b)	139,694	2,645,804
Merit Medical Systems, Inc. (a)	142,221	1,848,873

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Natus Medical, Inc. (a)	99,548	$1,114,938
Neogen Corp. (a)	79,680	3,102,739
NuVasive, Inc. (a)	144,430	2,853,937
Palomar Medical Technologies, Inc. (a)	66,274	551,400
SurModics, Inc. (a)	49,275	686,401
Symmetry Medical, Inc. (a)	122,989	951,935
West Pharmaceutical Services, Inc.	114,389	5,467,794
Total		54,091,152
Health Care Providers & Services 3.0%
Air Methods Corp. (a)	37,966	3,460,601
Almost Family, Inc. (a)	27,901	620,239
Amedisys, Inc. (a)	101,616	1,114,728
AMN Healthcare Services, Inc. (a)(b)	136,993	821,958
Amsurg Corp. (a)	106,664	2,914,061
Bio-Reference Labs, Inc. (a)	84,241	1,619,954
Centene Corp. (a)	172,409	6,230,861
Chemed Corp.	64,853	3,602,584
Corvel Corp. (a)	21,533	956,711
Cross Country Healthcare, Inc. (a)	105,793	480,300
Ensign Group, Inc. (The)	56,043	1,423,492
Gentiva Health Services, Inc. (a)	104,225	584,702
Hanger Orthopedic Group, Inc. (a)	115,245	2,485,835
Healthways, Inc. (a)	112,799	738,834
IPC The Hospitalist Co., Inc. (a)	55,958	1,957,970
Kindred Healthcare, Inc. (a)	176,496	1,459,622
Landauer, Inc.	31,958	1,611,642
LHC Group, Inc. (a)	53,516	896,393
Magellan Health Services, Inc. (a)	92,086	3,883,267
Molina Healthcare, Inc. (a)	96,241	2,455,108
MWI Veterinary Supply, Inc. (a)	43,067	4,003,078
PharMerica Corp. (a)	99,723	990,249
PSS World Medical, Inc. (a)	173,666	3,513,263
Total		47,825,452
Health Care Technology 0.6%
Computer Programs & Systems, Inc.	37,109	2,018,730
Medidata Solutions, Inc. (a)	74,702	2,111,078
Omnicell, Inc. (a)	112,485	1,472,429
Quality Systems, Inc.	133,849	3,829,420
Total		9,431,657
Life Sciences Tools & Services 0.5%
Affymetrix, Inc. (a)	238,556	1,130,755
Cambrex Corp. (a)	100,146	720,050
Enzo Biochem, Inc. (a)	113,712	206,956
eResearchTechnology, Inc. (a)	148,403	1,172,383

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (a)	201,505	$5,392,274
Total		8,622,418
Pharmaceuticals 2.3%
Akorn, Inc. (a)	228,027	3,112,569
Hi-Tech Pharmacal Co., Inc. (a)	35,196	1,016,812
Medicines Co. (The) (a)	184,008	4,044,496
Par Pharmaceutical Companies, Inc. (a)	123,840	4,438,426
Questcor Pharmaceuticals, Inc. (a)(b)	203,922	8,442,371
Salix Pharmaceuticals Ltd. (a)	201,247	10,426,607
Viropharma, Inc. (a)	239,511	4,823,751
Total		36,305,032
TOTAL HEALTH CARE		171,489,692
INDUSTRIALS 15.1%
Aerospace & Defense 1.9%
AAR Corp.	136,398	1,643,596
Aerovironment, Inc. (a)	61,765	1,376,124
American Science & Engineering, Inc.	30,040	1,455,438
Ceradyne, Inc.	81,952	2,064,371
Cubic Corp.	53,429	2,318,819
Curtiss-Wright Corp.	158,126	4,805,449
GenCorp, Inc. (a)	199,112	1,218,565
Moog, Inc., Class A (a)	153,134	5,822,155
National Presto Industries, Inc. (b)	16,285	1,092,072
Orbital Sciences Corp. (a)	199,622	2,233,770
Teledyne Technologies, Inc. (a)	124,285	7,404,900
Total		31,435,259
Air Freight & Logistics 0.5%
Forward Air Corp.	97,136	3,082,125
HUB Group, Inc., Class A (a)	127,814	4,468,378
Total		7,550,503
Airlines 0.3%
Allegiant Travel Co. (a)(b)	51,062	3,311,371
Skywest, Inc.	172,616	1,216,943
Total		4,528,314
Building Products 1.2%
AAON, Inc. (b)	63,436	1,188,791
AO Smith Corp.	130,711	6,033,620
Apogee Enterprises, Inc.	94,902	1,402,651
Gibraltar Industries, Inc. (a)	103,012	1,052,783
Griffon Corp.	156,756	1,255,616
NCI Building Systems, Inc. (a)	69,078	671,438

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Quanex Building Products Corp.	123,784	$2,043,674
Simpson Manufacturing Co., Inc.	137,417	3,818,818
Universal Forest Products, Inc.	66,208	2,492,731
Total		19,960,122
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	163,776	3,516,271
Consolidated Graphics, Inc. (a)	29,802	869,324
Encore Capital Group, Inc. (a)	73,911	1,791,603
G&K Services, Inc., Class A	63,779	1,861,071
Geo Group, Inc. (The) (a)	207,143	4,507,432
Healthcare Services Group, Inc.	226,455	4,427,195
Interface, Inc.	194,995	2,474,486
Mobile Mini, Inc. (a)	123,553	1,697,618
Portfolio Recovery Associates, Inc. (a)	58,052	4,011,974
Sykes Enterprises, Inc. (a)	132,891	2,000,010
Tetra Tech, Inc. (a)	213,817	5,343,287
Unifirst Corp.	51,845	2,966,571
United Stationers, Inc.	142,743	3,604,261
Viad Corp.	68,165	1,207,202
Total		40,278,305
Construction & Engineering 0.8%
Aegion Corp. (a)	133,226	2,100,974
Comfort Systems U.S.A., Inc. (b)	126,724	1,150,654
Dycom Industries, Inc. (a)	115,131	2,254,265
EMCOR Group, Inc.	225,468	6,166,550
Orion Marine Group, Inc. (a)	91,850	613,558
Total		12,286,001
Electrical Equipment 1.7%
AZZ, Inc.	42,629	2,286,193
Belden, Inc.	155,661	4,864,406
Brady Corp., Class A	177,674	4,875,375
Encore Wire Corp.	65,039	1,626,625
EnerSys (a)	161,661	5,331,580
Franklin Electric Co., Inc.	64,057	3,133,669
II-VI, Inc. (a)	185,072	3,497,861
Powell Industries, Inc. (a)	30,253	1,112,705
Vicor Corp.	66,538	400,559
Total		27,128,973
Industrial Conglomerates 0.1%
Standex International Corp.	42,860	1,743,973
Machinery 3.7%
Actuant Corp., Class A	230,750	6,038,727
Albany International Corp., Class A	95,383	1,739,786

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Astec Industries, Inc. (a)	67,697	$1,858,283
Barnes Group, Inc.	158,719	3,693,391
Briggs & Stratton Corp. (b)	168,550	2,848,495
Cascade Corp.	29,270	1,462,329
CIRCOR International, Inc.	58,480	1,882,471
EnPro Industries, Inc. (a)(b)	69,706	2,685,075
ESCO Technologies, Inc.	90,363	3,153,669
Federal Signal Corp. (a)	210,616	1,048,868
John Bean Technologies Corp.	97,039	1,351,753
Kaydon Corp.	108,189	2,413,697
Lindsay Corp.	42,991	2,392,449
Lydall, Inc. (a)	58,099	723,332
Mueller Industries, Inc.	129,521	5,502,052
Robbins & Myers, Inc.	154,044	7,022,866
Tennant Co.	63,903	2,696,707
Toro Co. (The)	101,822	7,586,757
Watts Water Technologies, Inc., Class A	99,116	3,275,784
Total		59,376,491
Professional Services 1.0%
CDI Corp.	43,516	730,198
Dolan Co. (The) (a)	102,151	732,423
Exponent, Inc. (a)	45,133	2,131,180
Heidrick & Struggles International, Inc. (b)	60,448	992,556
Insperity, Inc.	75,845	1,904,468
Kelly Services, Inc., Class A	96,243	1,125,081
Navigant Consulting, Inc. (a)	176,185	2,108,934
On Assignment, Inc. (a)	143,847	2,396,491
Resources Connection, Inc.	146,061	1,752,732
TrueBlue, Inc. (a)	130,924	1,957,314
Total		15,831,377
Road & Rail 0.9%
Arkansas Best Corp.	86,164	1,089,975
Heartland Express, Inc.	193,273	2,752,207
Knight Transportation, Inc.	199,330	3,340,771
Old Dominion Freight Line, Inc. (a)	159,497	6,947,689
Total		14,130,642
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	142,240	5,363,871
Kaman Corp.	88,865	2,599,301
Lawson Products, Inc.	12,777	125,342
Total		8,088,514
TOTAL INDUSTRIALS		242,338,474

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 18.2%
Communications Equipment 1.4%
Arris Group, Inc. (a)	389,754	$4,805,667
Bel Fuse, Inc., Class B	34,421	560,374
Black Box Corp.	59,195	1,324,784
Comtech Telecommunications Corp.	64,409	1,860,132
Digi International, Inc. (a)	86,954	786,064
Harmonic, Inc. (a)	396,513	1,740,692
NETGEAR, Inc. (a)	128,025	4,018,704
Oplink Communications, Inc. (a)	65,062	834,095
PC-Tel, Inc.	61,707	377,030
Symmetricom, Inc. (a)	141,713	772,336
Viasat, Inc. (a)	145,062	6,095,505
Total		23,175,383
Computers & Peripherals 0.9%
3D Systems Corp. (a)(b)	111,997	3,404,709
Avid Technology, Inc. (a)	99,560	710,858
Intermec, Inc. (a)	174,247	1,029,800
Intevac, Inc. (a)	78,743	594,510
Novatel Wireless, Inc. (a)	109,326	226,305
Stratasys, Inc. (a)	71,790	3,411,461
Super Micro Computer, Inc. (a)	93,661	1,492,956
Synaptics, Inc. (a)	111,562	2,992,093
Total		13,862,692
Electronic Equipment, Instruments & Components 4.1%
Agilysys, Inc. (a)	49,676	361,641
Anixter International, Inc.	94,050	5,408,815
Badger Meter, Inc. (b)	51,209	1,849,157
Benchmark Electronics, Inc. (a)	195,598	2,648,397
Brightpoint, Inc. (a)	233,508	1,137,184
Checkpoint Systems, Inc. (a)	136,474	1,065,862
Cognex Corp.	143,660	5,026,663
CTS Corp.	115,801	1,086,213
Daktronics, Inc.	124,841	817,709
DTS, Inc. (a)	56,022	1,547,888
Electro Scientific Industries, Inc.	82,188	906,534
FARO Technologies, Inc. (a)	56,808	2,620,553
FEI Co. (a)	128,284	5,871,559
Insight Enterprises, Inc. (a)	148,845	2,216,302
Littelfuse, Inc.	72,974	4,198,924
Measurement Specialties, Inc. (a)	51,073	1,668,555
Mercury Computer Systems, Inc. (a)	104,499	1,238,313
Methode Electronics, Inc. (b)	125,383	941,626
MTS Systems Corp.	53,579	2,071,364
Newport Corp. (a)	127,298	1,513,573
OSI Systems, Inc. (a)	66,969	4,273,962
Park Electrochemical Corp.	70,291	1,649,027

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Plexus Corp. (a)	117,870	$3,300,360
Pulse Electronics Corp.	139,760	273,930
Radisys Corp. (a)	77,884	454,843
Rofin-Sinar Technologies, Inc. (a)	96,607	1,917,649
Rogers Corp. (a)	54,975	2,216,042
Scansource, Inc. (a)	92,838	2,782,355
SYNNEX Corp. (a)	87,849	2,929,764
TTM Technologies, Inc. (a)	173,538	1,603,491
Total		65,598,255
Internet Software & Services 1.9%
comScore, Inc. (a)	114,841	2,084,364
DealerTrack Holdings, Inc. (a)	142,047	3,877,883
Digital River, Inc. (a)	120,468	1,758,833
InfoSpace, Inc. (a)	133,514	1,703,639
j2 Global, Inc. (b)	163,310	3,950,469
Liquidity Services, Inc. (a)	78,885	5,039,963
LivePerson, Inc. (a)	160,518	2,770,541
LogMeIn, Inc. (a)	72,371	2,319,490
OpenTable, Inc. (a)(b)	76,351	3,032,662
Perficient, Inc. (a)	105,893	1,199,768
Stamps.com, Inc. (a)	46,433	1,140,394
United Online, Inc.	305,294	1,205,911
XO Group, Inc. (a)	92,626	817,887
Total		30,901,804
IT Services 1.7%
CACI International, Inc., Class A (a)	89,720	3,840,016
Cardtronics, Inc. (a)	149,194	4,180,416
Ciber, Inc. (a)	244,744	876,183
CSG Systems International, Inc. (a)	114,780	1,893,870
Forrester Research, Inc.	49,897	1,610,675
Heartland Payment Systems, Inc.	131,720	3,843,590
Higher One Holdings, Inc. (a)(b)	105,400	1,339,634
iGate Corp. (a)	101,764	1,667,912
MAXIMUS, Inc.	114,239	5,199,017
NCI, Inc., Class A (a)	26,648	113,787
TeleTech Holdings, Inc. (a)	86,263	1,285,319
Virtusa Corp. (a)	63,412	927,717
Total		26,778,136
Semiconductors & Semiconductor Equipment 4.8%
Advanced Energy Industries, Inc. (a)	136,529	1,863,621
ATMI, Inc. (a)	107,426	2,149,594
Brooks Automation, Inc.	224,347	2,102,131
Cabot Microelectronics Corp.	77,201	2,419,479
Ceva, Inc. (a)	79,691	1,385,029

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc. (a)	217,067	$6,234,164
Cohu, Inc.	82,459	770,167
Cymer, Inc. (a)	104,351	5,652,694
Diodes, Inc. (a)	124,687	2,440,125
DSP Group, Inc. (a)	74,051	464,300
Entropic Communications, Inc. (a)(b)	295,330	1,187,227
Exar Corp. (a)	152,064	1,193,702
GT Advanced Technologies, Inc. (a)	405,543	1,703,281
Hittite Microwave Corp. (a)	91,403	4,504,340
Kopin Corp. (a)	229,750	705,332
Kulicke & Soffa Industries, Inc. (a)	249,665	2,626,476
Micrel, Inc.	167,043	1,635,351
Microsemi Corp. (a)	296,201	5,230,910
MKS Instruments, Inc.	177,822	4,650,045
Monolithic Power Systems, Inc. (a)	100,816	1,894,333
Nanometrics, Inc. (a)	58,105	902,371
Pericom Semiconductor Corp. (a)	81,650	641,769
Power Integrations, Inc.	95,767	3,908,251
Rubicon Technology, Inc. (a)(b)	58,851	519,066
Rudolph Technologies, Inc. (a)	108,082	931,667
Sigma Designs, Inc. (a)	109,125	652,567
Standard Microsystems Corp. (a)	75,300	2,758,992
STR Holdings, Inc. (a)(b)	139,033	531,106
Supertex, Inc. (a)	40,825	758,937
Tessera Technologies, Inc.	175,587	2,386,227
TriQuint Semiconductor, Inc. (a)	562,981	2,933,131
Ultratech, Inc. (a)	88,415	2,680,743
Veeco Instruments, Inc. (a)(b)	131,291	4,553,172
Volterra Semiconductor Corp. (a)	84,890	2,358,244
Total		77,328,544
Software 3.4%
Blackbaud, Inc.	152,184	3,933,956
Bottomline Technologies, Inc. (a)	122,698	2,193,840
CommVault Systems, Inc. (a)	149,685	7,015,736
Ebix, Inc. (b)	107,741	1,874,693
EPIQ Systems, Inc.	108,607	1,197,935
Interactive Intelligence Group, Inc. (a)	48,455	1,250,139
JDA Software Group, Inc. (a)	144,101	3,988,716
Manhattan Associates, Inc. (a)	69,625	3,307,188
MicroStrategy, Inc., Class A (a)	27,387	3,340,666
Monotype Imaging Holdings, Inc. (a)	122,882	1,683,483
Netscout Systems, Inc. (a)	116,781	2,341,459
Opnet Technologies, Inc.	50,421	1,259,012
Progress Software Corp. (a)	209,935	4,034,951
Sourcefire, Inc. (a)	98,653	5,441,700
Synchronoss Technologies, Inc. (a)	91,295	1,635,094

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Take-Two Interactive Software, Inc. (a)	303,344	$3,494,523
Tyler Technologies, Inc. (a)	83,312	3,107,538
VASCO Data Security International, Inc. (a)	96,667	675,702
Websense, Inc. (a)	127,634	2,371,440
Total		54,147,771
TOTAL INFORMATION TECHNOLOGY		291,792,585
MATERIALS 5.4%
Chemicals 2.4%
A. Schulman, Inc.	99,586	2,128,153
American Vanguard Corp.	78,734	2,121,881
Balchem Corp.	98,927	2,872,840
Calgon Carbon Corp. (a)	192,299	2,571,038
H.B. Fuller Co.	166,546	5,062,998
Hawkins, Inc.	30,372	1,002,580
Innophos Holdings, Inc.	73,203	3,695,287
Koppers Holdings, Inc.	69,773	2,449,730
Kraton Performance Polymers, Inc. (a)	108,725	2,077,735
LSB Industries, Inc. (a)	62,734	1,745,260
OM Group, Inc. (a)	109,483	1,993,685
PolyOne Corp.	301,195	3,984,810
Quaker Chemical Corp.	43,757	1,828,605
Stepan Co.	28,157	2,544,830
Tredegar Corp.	79,229	1,073,553
Zep, Inc.	74,330	1,042,107
Total		38,195,092
Construction Materials 0.6%
Eagle Materials, Inc.	152,215	4,886,102
Headwaters, Inc. (a)	206,640	952,610
Texas Industries, Inc. (b)	94,499	3,023,968
Total		8,862,680
Containers & Packaging 0.1%
Myers Industries, Inc.	113,272	1,905,235
Metals & Mining 1.3%
AK Steel Holding Corp. (b)	374,665	2,259,230
AM Castle & Co. (a)(b)	56,203	616,547
AMCOL International Corp.	85,226	2,393,146
Century Aluminum Co. (a)	183,524	1,299,350
Globe Specialty Metals, Inc.	211,700	2,481,124
Haynes International, Inc.	41,092	2,095,692
Kaiser Aluminum Corp.	53,480	2,566,505
Materion Corp.	69,128	1,527,037

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Olympic Steel, Inc.	31,015	$514,229
RTI International Metals, Inc. (a)(b)	102,263	2,146,500
Suncoke Energy, Inc. (a)	237,345	3,332,324
Total		21,231,684
Paper & Forest Products 1.0%
Buckeye Technologies, Inc.	133,222	3,691,582
Clearwater Paper Corp. (a)	77,334	2,423,648
Deltic Timber Corp.	36,666	2,038,996
KapStone Paper and Packaging Corp. (a)	132,005	2,038,157
Neenah Paper, Inc.	53,610	1,397,077
Schweitzer-Mauduit International, Inc.	54,035	3,614,941
Wausau Paper Corp.	166,955	1,537,655
Total		16,742,056
TOTAL MATERIALS		86,936,747
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Atlantic Tele-Network, Inc.	31,305	1,029,934
Cbeyond, Inc. (a)	103,991	615,627
Cincinnati Bell, Inc. (a)	665,737	2,356,709
General Communication, Inc., Class A (a)	111,118	704,488
Lumos Networks Corp.	50,031	512,818
Neutral Tandem, Inc. (a)	106,500	1,445,205
Total		6,664,781
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	50,706	970,513
U.S.A. Mobility, Inc.	74,873	929,922
Total		1,900,435
TOTAL TELECOMMUNICATION SERVICES		8,565,216
UTILITIES 4.3%
Electric Utilities 1.3%
Allete, Inc.	111,858	4,368,055
Central Vermont Public Service Corp.	45,480	1,596,803
El Paso Electric Co.	135,327	4,153,186
UIL Holdings Corp.	171,169	5,787,224
UNS Energy Corp.	136,290	5,109,512
Total		21,014,780
Gas Utilities 2.0%
Laclede Group, Inc. (The)	76,129	2,901,276
New Jersey Resources Corp.	140,450	5,896,091
Northwest Natural Gas Co. (b)	90,717	4,204,733

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc.		244,962	$7,427,248
South Jersey Industries, Inc.		102,428	4,958,539
Southwest Gas Corp. (b)		156,071	6,551,861
Total			31,939,748
Multi-Utilities 0.8%
Avista Corp.		198,279	5,038,269
CH Energy Group, Inc.		50,497	3,314,118
NorthWestern Corp.		122,927	4,365,138
Total			12,717,525
Water Utilities 0.2%
American States Water Co.		63,461	2,334,730
TOTAL UTILITIES			68,006,783
Total Common Stocks (Cost: $1,196,115,538)			$1,573,311,507

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(c)(d)(e)		112,391	—
TOTAL INFORMATION TECHNOLOGY			—
Total Rights (Cost: $—)			$—

		Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.161% (f)(g)		20,591,137	20,591,137
Total Money Market Funds (Cost: $20,591,137)			$20,591,137

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.5%
Certificates of Deposit 0.1%
N.V. Bank Nederlandse Gemeenten
06/11/12	0.220%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
06/01/12	0.520%	$3,000,000	$3,000,000
Repurchase Agreements 4.2%
Citigroup Global Markets, Inc. (h)
dated 05/31/12, matures 06/01/12,
repurchase price $5,000,031
	0.220%	5,000,000	5,000,000
	0.220%	5,000,000	5,000,000
Goldman Sachs & Co. (h)
dated 05/29/12, matures 06/05/12,
repurchase price $10,000,264
	0.190%	10,000,000	10,000,000
dated 05/31/12, matures 06/01/12,
repurchase price $10,000,058
	0.210%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $5,000,035 (h)
	0.250%	$5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $20,000,133 (h)
	0.240%	20,000,000	20,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $11,424,555 (h)
	0.210%	11,424,488	11,424,488
Total			66,424,488
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $71,424,488)			$71,424,488
Total Investments
(Cost: $1,288,131,163) (i)			$1,665,327,132(j)
Other Assets & Liabilities, Net			(63,763,956)
Net Assets			$1,601,563,176

Investment in Derivatives

At May 31, 2012, $6,160,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at May 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Russell 2000 Mini Index	374	28,465,140	June 2012	—	(778,980)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2012, security was partially or fully on loan.
(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $0, which represents 0.00% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $0, representing 0.00% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-11	—

(f)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,258,392	76,263,552	(92,930,807)	—	20,591,137	8,666	20,591,137

(g)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$25,133
Fannie Mae REMICS	1,979,305
Fannie Mae-Aces	41,059
Freddie Mac Reference REMIC	11,036
Freddie Mac REMICS	2,518,595
Government National Mortgage Association	524,872
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$25,133
Fannie Mae REMICS	1,979,305
Fannie Mae-Aces	41,059
Freddie Mac Reference REMIC	11,036
Freddie Mac REMICS	2,518,595
Government National Mortgage Association	524,872
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$8,107,002
Ginnie Mae II Pool	2,092,998
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.190%)

Security Description	Value
Fannie Mae Pool	$6,702,191
Freddie Mac Gold Pool	3,401,254
Freddie Mac Non Gold Pool	96,555
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$151,844
Fannie Mae Pool	11,733
Fannie Mae REMICS	2,570,190
Fannie Mae Whole Loan	177,263
FHLMC Structured Pass Through Securities	80,953
Freddie Mac Non Gold Pool	354,619
Freddie Mac REMICS	337,081
Ginnie Mae II Pool	1,416,317
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$1,688,995
Fannie Mae REMICS	5,440,589
Fannie Mae-Aces	66,001
Freddie Mac Gold Pool	2,293,166
Freddie Mac REMICS	4,480,263
Government National Mortgage Association	4,463,976
United States Treasury Note/Bond	1,967,147
Total Market Value of Collateral Securities	$20,400,137

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$7,137,477
Ginnie Mae II Pool	4,515,501
Total Market Value of Collateral Securities	$11,652,978

(i)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,288,131,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$496,276,000
Unrealized Depreciation	(119,080,000)
Net Unrealized Appreciation	$377,196,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$254,360,262	$—	$—	$254,360,262
Consumer Staples	72,446,340	—	—	72,446,340
Energy	62,671,567	—	—	62,671,567
Financials	314,703,841	—	—	314,703,841
Health Care	171,489,692	—	—	171,489,692
Industrials	242,338,474	—	—	242,338,474
Information Technology	291,792,585	—	—	291,792,585
Materials	86,936,747	—	—	86,936,747
Telecommunication Services	8,565,216	—	—	8,565,216
Utilities	68,006,783	—	—	68,006,783
Total Equity Securities	1,573,311,507	—	—	1,573,311,507

Other
Money Market Funds	20,591,137	—	—	20,591,137
Investments of Cash Collateral Received for Securities on Loan	—	71,424,488	—	71,424,488
Total Other	20,591,137	71,424,488	—	92,015,625

Investments in Securities	1,593,902,644	71,424,488	—	1,665,327,132
Derivatives
Liabilities
Futures Contracts	(778,980)	—	—	(778,980)
Total	$1,593,123,664	$71,424,488	$—	$1,664,548,152

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Small Cap Value Fund II

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 10.9%
Auto Components 2.5%
Cooper Tire & Rubber Co. (a)	468,043	$7,245,306
Dana Holding Corp. (a)	687,362	9,155,662
Tenneco, Inc. (a)(b)	332,586	9,029,710
Tower International, Inc. (b)(c)	917,732	11,618,487
Total		37,049,165
Diversified Consumer Services 1.7%
Bridgepoint Education, Inc. (a)(b)	642,414	12,584,890
Stewart Enterprises, Inc., Class A (a)	1,927,238	11,891,059
Total		24,475,949
Hotels, Restaurants & Leisure 0.4%
Sonic Corp. (b)	734,185	6,262,598
Household Durables 1.7%
Helen of Troy Ltd. (a)(b)	568,996	17,911,994
KB Home (a)	1,009,505	7,318,911
Total		25,230,905
Specialty Retail 4.6%
Express, Inc. (b)	580,000	10,730,000
Finish Line, Inc., Class A (The) (a)	321,206	6,623,268
Genesco, Inc. (b)	206,491	13,731,651
GNC Holdings, Inc., Class A	362,979	13,985,581
Pier 1 Imports, Inc. (a)	596,525	9,723,358
Sonic Automotive, Inc., Class A (a)	803,014	11,956,878
Total		66,750,736
TOTAL CONSUMER DISCRETIONARY		159,769,353
CONSUMER STAPLES 4.0%
Food & Staples Retailing 1.2%
Andersons, Inc. (The) (a)	165,000	7,185,750
Harris Teeter Supermarkets, Inc.	275,320	10,332,759
Total		17,518,509
Food Products 2.0%
Dean Foods Co. (b)	1,000,000	15,640,000
Sanderson Farms, Inc. (a)	261,553	14,369,722
Total		30,009,722
Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A (a)	270,000	11,577,600
TOTAL CONSUMER STAPLES		59,105,831

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 3.6%
Energy Equipment & Services 1.8%
Hornbeck Offshore Services, Inc. (a)(b)	435,923	$14,555,469
Key Energy Services, Inc. (a)(b)	1,147,165	11,368,405
Total		25,923,874
Oil, Gas & Consumable Fuels 1.8%
Midstates Petroleum Co., Inc. (b)	960,000	13,766,400
Renewable Energy Group, Inc. (b)(c)	604,877	4,197,847
Swift Energy Co. (b)	400,164	7,967,265
Total		25,931,512
TOTAL ENERGY		51,855,386
FINANCIALS 33.0%
Capital Markets 0.8%
Apollo Investment Corp. (a)	855,592	6,365,605
Medley Capital Corp.	467,787	5,173,724
Total		11,539,329
Commercial Banks 12.3%
Citizens Republic Bancorp, Inc. (b)	509,342	8,281,901
Community Bank System, Inc. (a)	589,947	15,698,490
East West Bancorp, Inc.	633,236	14,178,154
FNB Corp. (a)	1,307,768	13,888,496
Iberiabank Corp. (a)	284,499	13,795,357
Independent Bank Corp. (a)	559,817	15,131,854
Prosperity Bancshares, Inc. (a)	376,270	16,074,254
Sandy Spring Bancorp, Inc. (a)	604,932	10,761,740
Sterling Bancorp (c)	1,583,843	14,412,971
Susquehanna Bancshares, Inc. (a)	1,247,001	12,008,620
SVB Financial Group (a)(b)	183,546	10,950,354
Texas Capital Bancshares, Inc. (a)(b)	445,000	17,257,100
Umpqua Holdings Corp.	1,330,710	17,073,009
Total		179,512,300
Insurance 6.9%
Alterra Capital Holdings Ltd. (a)	568,994	12,637,357
American Equity Investment Life Holding Co.	945,265	10,000,904
AMERISAFE, Inc. (a)(b)	605,701	16,590,150
Amtrust Financial Services, Inc. (a)	509,692	14,653,645
Argo Group International Holdings Ltd.	326,130	9,125,117
National Financial Partners Corp. (a)(b)	1,055,392	14,036,714
Platinum Underwriters Holdings Ltd. (a)	283,200	10,280,160
Symetra Financial Corp.	1,193,051	13,481,476
Total		100,805,523

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 9.7%
American Assets Trust, Inc.	734,184	$16,585,217
BioMed Realty Trust, Inc. (a)	803,017	14,494,457
Brandywine Realty Trust (a)	971,845	10,913,819
Capstead Mortgage Corp. (a)	605,703	8,340,530
CBL & Associates Properties, Inc. (a)	422,157	7,370,861
CubeSmart (a)	1,376,597	15,569,312
First Industrial Realty Trust, Inc. (a)(b)	1,193,052	14,233,111
Highwoods Properties, Inc. (a)	275,320	8,881,823
Kilroy Realty Corp. (a)	376,269	17,274,510
LaSalle Hotel Properties (a)	455,228	12,555,188
MFA Financial, Inc.	963,618	7,342,769
Omega Healthcare Investors, Inc. (a)	390,036	8,233,660
Total		141,795,257
Thrifts & Mortgage Finance 3.3%
EverBank Financial Corp. (b)	893,875	9,939,890
Flushing Financial Corp. (a)	550,639	7,103,243
Northwest Bancshares, Inc. (a)	1,330,711	15,263,255
Oritani Financial Corp. (a)	789,189	10,803,997
Radian Group, Inc. (a)	1,973,122	4,893,343
Total		48,003,728
TOTAL FINANCIALS		481,656,137
HEALTH CARE 6.6%
Health Care Equipment & Supplies 2.6%
CONMED Corp. (a)	518,519	13,891,124
Cooper Companies, Inc. (The)	110,128	9,380,703
ICU Medical, Inc. (a)(b)	287,249	14,778,961
Total		38,050,788
Health Care Providers & Services 4.0%
Centene Corp. (b)	293,675	10,613,414
Kindred Healthcare, Inc. (b)	1,071,847	8,864,175
Metropolitan Health Networks, Inc. (a)(b)	941,699	8,192,781
Vanguard Health Systems, Inc. (b)	734,185	5,653,225
VCA Antech, Inc. (a)(b)	535,000	11,523,900
WellCare Health Plans, Inc. (b)	229,433	12,956,082
Total		57,803,577
TOTAL HEALTH CARE		95,854,365
INDUSTRIALS 15.7%
Air Freight & Logistics 0.5%
Pacer International, Inc. (a)(b)	1,400,000	7,896,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.6%
Alaska Air Group, Inc. (b)	348,738	$11,961,713
U.S. Airways Group, Inc. (a)(b)	910,000	12,030,200
Total		23,991,913
Building Products 0.6%
USG Corp. (a)(b)	601,372	9,273,156
Commercial Services & Supplies 3.7%
Cenveo, Inc. (b)	2,110,782	4,390,426
Deluxe Corp. (a)	721,418	16,679,184
Geo Group, Inc. (The) (a)(b)	518,518	11,282,952
TMS International Corp., Class A (b)(c)	859,456	9,539,962
United Stationers, Inc. (a)	449,644	11,353,511
Total		53,246,035
Construction & Engineering 0.6%
EMCOR Group, Inc.	298,262	8,157,466
Electrical Equipment 0.3%
Brady Corp., Class A	132,402	3,633,111
Machinery 2.3%
Robbins & Myers, Inc.	284,498	12,970,264
Trinity Industries, Inc.	353,327	8,727,177
Wabash National Corp. (a)(b)	1,678,000	11,678,880
Total		33,376,321
Professional Services 0.9%
Navigant Consulting, Inc. (a)(b)	1,101,279	13,182,309
Road & Rail 1.6%
Swift Transportation Co. (b)	825,958	8,763,415
Werner Enterprises, Inc. (a)	610,292	14,854,507
Total		23,617,922
Trading Companies & Distributors 3.6%
Beacon Roofing Supply, Inc. (a)(b)	541,100	13,446,335
Houston Wire & Cable Co. (a)(c)	734,187	8,369,732
Textainer Group Holdings Ltd.	360,000	11,833,200
Titan Machinery, Inc. (a)(b)	379,726	11,714,547
United Rentals, Inc. (b)	206,142	7,122,206
Total		52,486,020
TOTAL INDUSTRIALS		228,860,253

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 0.9%
Ciena Corp. (a)(b)	950,000	$12,872,500
Electronic Equipment, Instruments & Components 3.4%
Anixter International, Inc. (a)	153,000	8,799,030
Brightpoint, Inc. (b)	581,718	2,832,967
Elster Group SE, ADR (a)(b)	1,055,391	15,018,214
Rofin-Sinar Technologies, Inc. (a)(b)	290,000	5,756,500
Rogers Corp. (a)(b)	284,498	11,468,114
TTM Technologies, Inc. (a)(b)	665,356	6,147,889
Total		50,022,714
Internet Software & Services 0.6%
Saba Software, Inc. (a)(b)	1,078,336	9,004,106
IT Services 2.7%
Cardtronics, Inc. (a)(b)	410,000	11,488,200
Global Cash Access Holdings, Inc. (b)	1,910,000	13,465,500
NeuStar, Inc., Class A (b)	434,811	13,992,218
Total		38,945,918
Semiconductors & Semiconductor Equipment 4.5%
Cirrus Logic, Inc. (a)(b)	515,000	14,790,800
Fairchild Semiconductor International, Inc. (b)	642,411	8,486,249
IXYS Corp. (a)(b)	1,009,506	10,458,482
Kulicke & Soffa Industries, Inc. (b)	1,101,278	11,585,445
Micrel, Inc. (a)	917,732	8,984,596
Silicon Image, Inc. (a)(b)	1,743,692	7,707,119
Ultra Clean Holdings (a)(b)	675,304	4,024,812
Total		66,037,503
Software 1.8%
Envivio, Inc. (b)	750,000	6,292,500
EPIQ Systems, Inc. (a)	708,214	7,811,600
Mentor Graphics Corp. (b)	871,847	12,293,043
Total		26,397,143
TOTAL INFORMATION TECHNOLOGY		203,279,884
MATERIALS 4.3%
Containers & Packaging 0.7%
Boise, Inc.	1,397,789	9,644,744
Metals & Mining 1.9%
Metals U.S.A. Holdings Corp. (a)(b)	917,732	13,325,468
RTI International Metals, Inc. (a)(b)	369,798	7,762,060

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Worthington Industries, Inc. (a)	435,004	$7,068,815
Total		28,156,343
Paper & Forest Products 1.7%
Neenah Paper, Inc. (a)	449,213	11,706,491
Schweitzer-Mauduit International, Inc.	206,490	13,814,181
Total		25,520,672
TOTAL MATERIALS		63,321,759
UTILITIES 4.8%
Electric Utilities 1.3%
UIL Holdings Corp. (a)	539,752	18,249,015
Gas Utilities 2.3%
New Jersey Resources Corp. (a)	419,626	17,615,899
South Jersey Industries, Inc.	321,207	15,549,631
Total		33,165,530
Multi-Utilities 1.2%
Avista Corp. (a)	708,716	18,008,474
TOTAL UTILITIES		69,423,019
Total Common Stocks (Cost: $1,234,879,580)		$1,413,125,987

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	42,282,394	$42,282,394
Total Money Market Funds (Cost: $42,282,394)		$42,282,394

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.1%
Asset-Backed Commercial Paper 2.6%
Antalis US Funding Corp.
06/07/12	0.310%	4,999,699	$4,999,699
Atlantis One
08/01/12	0.662%	4,983,317	4,983,317
10/11/12	0.541%	4,986,275	4,986,275
10/17/12	0.541%	4,986,275	4,986,275

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Kells Funding LLC
06/04/12	0.501%	$4,993,403	$4,993,403
Rheingold Securitization
06/25/12	0.550%	2,998,762	2,998,762
Royal Park Investments Funding Corp.
06/21/12	0.720%	4,997,000	4,997,000
Surrey Funding Corp.
07/25/12	0.310%	4,996,383	4,996,383
Total			37,941,114
Certificates of Deposit 12.7%
ABM AMRO Bank N.V.
06/21/12	0.400%	14,984,682	14,984,682
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	5,000,000	5,000,000
08/07/12	0.650%	5,000,000	5,000,000
08/16/12	0.620%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.319%	6,000,000	6,000,000
Barclays Bank PLC
07/18/12	0.280%	10,000,000	10,000,000
Credit Suisse
08/30/12	0.300%	5,000,000	5,000,000
11/08/12	0.399%	10,000,000	10,000,000
DZ Bank AG
07/27/12	0.320%	10,000,000	10,000,000
Deutsche Bank AG
09/14/12	0.750%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/29/12	0.240%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
06/01/12	0.250%	10,000,000	10,000,000
06/25/12	0.240%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
06/29/12	0.260%	5,000,000	5,000,000
National Australia Bank
10/29/12	0.298%	6,999,720	6,999,720
Natixis
06/05/12	0.250%	5,000,000	5,000,000
Nordea Bank AB
08/23/12	0.290%	5,000,000	5,000,000
Norinchukin Bank
08/21/12	0.390%	5,000,000	5,000,000
08/22/12	0.390%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
10/05/12	0.630%	$6,977,654	$6,977,654
Sumitomo Mitsui Banking Corp.
07/03/12	0.360%	9,000,000	9,000,000
11/02/12	0.479%	4,000,000	4,000,000
Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	5,000,000	5,000,000
11/01/12	0.479%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	8,000,000	8,000,000
09/13/12	0.490%	5,000,000	5,000,000
Total			184,962,056
Commercial Paper 3.4%
BTM Capital
06/08/12	0.340%	4,998,867	4,998,867
DnB NOR
08/30/12	0.489%	5,000,000	5,000,000
Erste Abwicklungsanstalt
08/22/12	0.390%	9,990,033	9,990,033
Nordea Bank AB
07/24/12	0.627%	6,977,882	6,977,882
Skandinaviska Enskilda Banken AB
07/03/12	0.315%	9,994,662	9,994,662
Suncorp Metway Ltd.
06/04/12	0.450%	4,996,063	4,996,063
The Commonwealth Bank of Australia
08/16/12	0.299%	7,000,000	7,000,000
Total			48,957,507
Repurchase Agreements 5.4%
BNP Paribas Securities Corp. dated 5/31/12, matures 6/1/12, repurchase price $10,351,692 (e)
	0.210%	10,351,632	10,351,632
Citigroup Global Markets, Inc. Dated 05/31/12, matures 06/01/12, Repurchase price $15,000,092 (e)
	0.220%	15,000,000	15,000,000
Goldman Sachs & Co. dated 5/29/12, matures 6/5/12, repurchase price $15,000,396 (e)
	0.190%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 05/31/12, matures 06/01/12, repurchase price $15,000,104 (e)
	0.250%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 05/31/12, matures 06/01/12, repurchase price $10,000,067 (e)
	0.240%	$10,000,000	$10,000,000
Pershing LLC dated 5/31/12, matures 6/1/12, repurchase price $4,000,038 (e)
	0.340%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 5/31/12, matures 6/01/12, repurchase price $10,000,58 (e)
	0.210%	$10,000,000	$10,000,000
Total			79,351,632
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $351,212,309)			$351,212,309
Total Investments (Cost: $1,628,374,283) (f)			$1,806,620,690(g)
Other Assets & Liabilities, Net			(346,904,972)
Net Assets			$1,459,715,718

Notes to Portfolio of Investments
(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$38,239,245	$184,103,700	$(180,060,551)	$—	$42,282,394	$13,649	$42,282,394
Houston Wire & Cable Co.*	14,482,596	—	(2,681,184)	(733,224)	11,068,188	150,227	8,369,732
Renewable Energy Group, Inc.	6,602,417	—	(502,105)	(41,064)	6,059,248	—	4,197,847
Sterling Bancorp	17,506,547	—	(1,321,843)	(118,393)	16,066,311	155,324	14,412,971
TMS International Corp., Class A	12,134,398	—	(866,745)	(131,528)	11,136,125	—	9,539,962
Tower International Inc.*	13,408,471	—	(924,692)	(178,395)	12,305,384	—	11,618,487

Total	$102,373,674	$184,103,700	$(186,357,120)	$(1,202,604)	$98,917,650	$319,200	$90,421,393

* At May 31, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2012.

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$9,416,660
Ginnie Mae II Pool	1,142,005
Total Market Value of Collateral Securities	$10,558,665

Citigroup Global Markets, Inc. (0.220%)

Security Description	Value
Fannie Mae Benchmark REMIC	$75,399
Fannie Mae REMICS	5,937,914
Fannie Mae-Aces	123,176
Freddie Mac Reference REMIC	33,106
Freddie Mac REMICS	7,555,788
Government National Mortgage Association	1,574,617
Total Market Value of Collateral Securities	$15,300,000

Goldman Sachs & Co. (0.190%)

Security Description	Value
Fannie Mae Pool	$10,053,286
Freddie Mac Gold Pool	5,101,882
Freddie Mac Non Gold Pool	144,832
Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.250%)

Security Description	Value
Fannie Mae Grantor Trust	$455,533
Fannie Mae Pool	35,198
Fannie Mae REMICS	7,710,571
Fannie Mae Whole Loan	531,790
FHLMC Structured Pass Through Securities	242,858
Freddie Mac Non Gold Pool	1,063,856
Freddie Mac REMICS	1,011,244
Ginnie Mae II Pool	4,248,950
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$844,497
Fannie Mae REMICS	2,720,294
Fannie Mae-Aces	33,000
Freddie Mac Gold Pool	1,146,583
Freddie Mac REMICS	2,240,132
Government National Mortgage Association	2,231,988
United States Treasury Note/Bond	983,574
Total Market Value of Collateral Securities	$10,200,068

Pershing LLC (0.340%)

Security Description	Value
Fannie Mae REMICS	$1,145,901
Fannie Mae-Aces	111,992
Freddie Mac Reference REMIC	270,669
Freddie Mac REMICS	884,057
Government National Mortgage Association	1,477,370
United States Treasury Note/Bond	190,012
Total Market Value of Collateral Securities	$4,080,001

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$5,615,757
Freddie Mac Gold Pool	4,584,243
Total Market Value of Collateral Securities	$10,200,000

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,628,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$263,428,000
Unrealized Depreciation	(85,181,000)
Net Unrealized Appreciation	$178,247,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$159,769,353	$—	$—	$159,769,353
Consumer Staples	59,105,831	—	—	59,105,831
Energy	51,855,386	—	—	51,855,386
Financials	481,656,137	—	—	481,656,137
Health Care	95,854,365	—	—	95,854,365
Industrials	228,860,253	—	—	228,860,253
Information Technology	203,279,884	—	—	203,279,884
Materials	63,321,759	—	—	63,321,759
Utilities	69,423,019	—	—	69,423,019
Total Equity Securities	1,413,125,987	—	—	1,413,125,987

Other
Money Market Funds	42,282,394	—	—	42,282,394
Investments of Cash Collateral Received for Securities on Loan	—	351,212,309	—	351,212,309
Total Other	42,282,394	351,212,309	—	393,494,703
Total	$1,455,408,381	$351,212,309	$—	$1,806,620,690

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012